JPMorgan Core Bond Fund
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 30.6%
U.S. Treasury Bonds
4.25%, 5/15/2039	55,245	54,960
1.13%, 8/15/2040	29,845	19,114
3.88%, 8/15/2040	54,475	51,270
2.25%, 5/15/2041	207,900	156,014
2.75%, 11/15/2042	289,890	227,303
3.13%, 2/15/2043	138,080	113,986
3.88%, 2/15/2043	3,905	3,583
3.88%, 5/15/2043	101,570	92,992
3.63%, 8/15/2043	531,973	468,843
4.38%, 8/15/2043	44,779	43,651
3.75%, 11/15/2043	256,218	229,265
3.63%, 2/15/2044	198,360	173,952
3.00%, 11/15/2044	50,821	40,202
3.00%, 11/15/2045	9,035	7,072
2.50%, 2/15/2046	70,000	49,954
2.25%, 8/15/2046	179,932	121,454
3.00%, 2/15/2047	5,431	4,192
3.00%, 2/15/2048	78,220	59,750
3.13%, 5/15/2048	43,243	33,714
3.00%, 8/15/2048	4,200	3,192
2.88%, 5/15/2049	12,946	9,543
2.25%, 8/15/2049	180,150	116,260
2.38%, 11/15/2049	98,830	65,351
2.00%, 2/15/2050	76,853	46,472
1.25%, 5/15/2050	4,667	2,315
1.38%, 8/15/2050	551,004	280,259
1.63%, 11/15/2050	62,475	33,917
1.88%, 2/15/2051	204,145	117,894
2.38%, 5/15/2051	166,815	108,508
2.00%, 8/15/2051	144,750	85,736
1.88%, 11/15/2051	200,075	114,394
2.25%, 2/15/2052	150,605	94,369
2.88%, 5/15/2052	131,125	94,502
3.00%, 8/15/2052	172,625	127,527
3.63%, 2/15/2053	28,800	24,027
4.63%, 5/15/2054	33,110	32,823
4.25%, 8/15/2054	6,595	6,142
4.50%, 11/15/2054	20,140	19,561
4.75%, 5/15/2055	26,990	27,315
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	3,256	3,289
3.63%, 4/15/2028	18,206	19,195
2.50%, 1/15/2029	5,426	5,630
U.S. Treasury Notes
4.00%, 12/15/2025	195,000	194,997
0.38%, 1/31/2026	45,675	45,403
0.50%, 2/28/2026	403,160	399,836

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.50%, 2/28/2026	12,550	12,509
0.75%, 4/30/2026	15,670	15,474
4.13%, 6/15/2026	20,000	20,044
0.88%, 6/30/2026	248,957	244,878
4.63%, 9/15/2026	265,210	267,158
2.00%, 11/15/2026	10,000	9,845
1.75%, 12/31/2026	64,262	62,997
1.50%, 1/31/2027	5,196	5,072
4.13%, 2/28/2027	250,000	251,582
2.63%, 5/31/2027	200,000	197,297
2.75%, 7/31/2027	113,240	111,798
3.13%, 8/31/2027	111,315	110,554
0.38%, 9/30/2027	31,575	29,830
4.13%, 10/31/2027	318,905	322,505
4.25%, 1/15/2028	53,280	54,085
1.25%, 3/31/2028	160,035	152,096
3.63%, 3/31/2028	12,000	12,036
1.25%, 4/30/2028	85,520	81,114
2.88%, 5/15/2028	7,030	6,928
1.25%, 6/30/2028	782,088	739,103
1.00%, 7/31/2028	149,415	140,007
1.75%, 1/31/2029	48,420	45,878
1.88%, 2/28/2029	218,300	207,376
2.88%, 4/30/2029	617,050	604,155
3.25%, 6/30/2029	270,000	267,374
3.13%, 8/31/2029	86,645	85,362
3.88%, 9/30/2029	175,000	177,003
4.00%, 10/31/2029	113,000	114,814
4.38%, 12/31/2029	33,345	34,362
3.88%, 7/31/2030	45,000	45,538
3.63%, 9/30/2030	80,000	80,075
4.88%, 10/31/2030	315,775	333,587
1.63%, 5/15/2031	23,990	21,603
1.25%, 8/15/2031	115,000	100,706
1.38%, 11/15/2031	28,783	25,219
4.50%, 12/31/2031	14,685	15,309
4.38%, 1/31/2032	37,635	38,974
1.88%, 2/15/2032	292,700	262,813
4.13%, 2/29/2032	30,000	30,654
2.88%, 5/15/2032	116,650	110,836
4.13%, 5/31/2032	264,440	270,101
4.00%, 7/31/2032	228,000	231,108
2.75%, 8/15/2032	171,000	160,707
3.75%, 10/31/2032	108,995	108,740
4.13%, 11/15/2032	21,000	21,432
3.88%, 8/15/2033	14,250	14,277
4.50%, 11/15/2033	1,304,950	1,361,889
4.00%, 2/15/2034	972,166	979,837

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.88%, 8/15/2034	826,090	822,669
4.25%, 11/15/2034	450,920	461,030
4.25%, 5/15/2035	61,730	63,003
U.S. Treasury STRIPS Bonds
6.18%, 2/15/2026 (a)	6,700	6,648
6.48%, 5/15/2026 (a)	24,999	24,580
0.71%, 11/15/2026 (a)	10,990	10,621
1.44%, 11/15/2027 (a)	50,000	46,666
1.75%, 8/15/2029 (a)	100,000	87,542
4.55%, 8/15/2030 (a)	63,190	53,140
3.21%, 11/15/2030 (a)	195,970	163,145
4.72%, 2/15/2031 (a)	449,750	370,456
4.67%, 5/15/2031 (a)	261,915	213,587
4.73%, 8/15/2031 (a)	567,895	458,140
4.69%, 11/15/2031 (a)	167,615	133,682
5.34%, 5/15/2032 (a)	113,297	88,315
3.92%, 8/15/2032 (a)	149,800	115,443
4.42%, 11/15/2032 (a)	122,788	93,599
4.53%, 2/15/2033 (a)	36,300	27,341
4.81%, 5/15/2033 (a)	108,105	80,530
6.84%, 8/15/2033 (a)	24,963	18,381
5.74%, 11/15/2033 (a)	60,239	43,837
5.08%, 8/15/2039 (a)	17,900	9,583
4.62%, 8/15/2040 (a)	31,482	15,867
5.21%, 11/15/2040 (a)	216,030	107,377
5.15%, 2/15/2041 (a)	138,670	67,931
5.24%, 8/15/2041 (a)	178,550	85,165
5.18%, 2/15/2043 (a)	16,580	7,245
5.25%, 5/15/2046 (a)	19,005	6,984
Total U.S. Treasury Obligations (Cost $17,195,740)		16,308,876
Corporate Bonds — 24.5%
Aerospace & Defense — 0.5%
Airbus SE (France) 3.95%, 4/10/2047 (b)	1,046	876
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	14,745	13,122
5.80%, 10/11/2041 (b)	2,500	2,646
3.00%, 9/15/2050 (b)	5,645	3,858
Boeing Co. (The)
2.75%, 2/1/2026	10,982	10,950
2.20%, 2/4/2026	22,360	22,270
3.10%, 5/1/2026	9,560	9,515
5.04%, 5/1/2027	9,155	9,245
5.15%, 5/1/2030	14,590	15,038
6.39%, 5/1/2031	11,580	12,599
3.60%, 5/1/2034	5,076	4,632
6.53%, 5/1/2034	19,270	21,428
5.71%, 5/1/2040	12,565	12,908

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
5.81%, 5/1/2050	14,000	13,942
L3Harris Technologies, Inc.
5.25%, 6/1/2031	22,080	23,041
5.40%, 7/31/2033	11,863	12,465
4.85%, 4/27/2035	1,918	1,930
Leidos, Inc.
2.30%, 2/15/2031	8,020	7,222
5.75%, 3/15/2033	8,600	9,135
Northrop Grumman Corp. 5.15%, 5/1/2040	13,000	13,073
RTX Corp.
5.15%, 2/27/2033	11,955	12,473
4.50%, 6/1/2042	13,927	12,708
4.15%, 5/15/2045	7,861	6,669
3.75%, 11/1/2046	7,060	5,560
4.35%, 4/15/2047	4,020	3,467
2.82%, 9/1/2051	10,000	6,382
3.03%, 3/15/2052	3,840	2,549
6.40%, 3/15/2054	5,495	6,154
		275,857
Automobiles — 0.1%
Hyundai Capital America
1.30%, 1/8/2026 (b)	7,365	7,342
1.50%, 6/15/2026 (b)	17,530	17,279
2.38%, 10/15/2027 (b)	9,020	8,727
1.80%, 1/10/2028 (b)	12,950	12,319
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	12,937	11,237
		56,904
Banks — 7.4%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	17,700	17,996
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	15,800	15,054
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	19,600	20,395
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	7,745	8,239
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (c)	16,965	17,541
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (c)	42,860	45,582
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	1,834	1,836
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	6,400	6,277
5.59%, 8/8/2028	37,800	39,212
5.44%, 7/15/2031	17,400	18,346
5.13%, 11/6/2035	21,200	21,372
Bank of America Corp.
4.25%, 10/22/2026	6,055	6,068
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	9,615	9,465
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	22,915	21,097

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	19,870	18,029
(SOFR + 2.16%), 5.02%, 7/22/2033 (c)	26,230	26,988
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	28,820	31,066
(SOFR + 1.31%), 5.51%, 1/24/2036 (c)	53,000	55,938
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	54,117	40,715
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	34,388	33,783
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	33,280	34,658
Bank of Montreal (Canada) (SOFRINDX + 1.08%), 4.35%, 9/22/2031 (c)	20,510	20,543
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	16,360	16,861
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	7,526	7,717
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (b)	23,810	23,356
5.79%, 7/13/2028 (b)	24,190	25,167
5.54%, 1/22/2030 (b)	13,575	14,179
Barclays plc (United Kingdom)
(SOFR + 2.21%), 5.83%, 5/9/2027 (c)	8,500	8,558
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	52,040	52,929
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	10,846	11,063
(SOFR + 1.23%), 5.37%, 2/25/2031 (c)	17,715	18,354
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	10,428	9,497
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	7,324	7,922
(SOFR + 1.59%), 5.79%, 2/25/2036 (c)	16,020	16,911
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (b) (c)	2,500	2,568
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	20,560	21,107
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	26,260	27,228
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	76,360	78,660
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	32,240	34,008
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	12,958	11,855
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (c)	17,265	17,298
4.75%, 7/19/2027 (b)	2,915	2,946
(SOFR + 1.98%), 6.61%, 10/19/2027 (b) (c)	23,410	23,881
5.28%, 5/30/2029 (b)	9,560	9,886
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (c)	29,400	31,274
(SOFR + 1.96%), 5.72%, 1/18/2030 (b) (c)	11,526	11,962
(SOFR + 1.68%), 5.88%, 1/14/2031 (b) (c)	11,450	11,991
(SOFR + 1.58%), 5.39%, 5/28/2031 (b) (c)	43,095	44,421
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	15,245	13,558
(SOFR + 2.59%), 7.00%, 10/19/2034 (b) (c)	21,875	24,589
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	11,880	12,535
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (c)	14,995	16,185
(SOFR + 1.96%), 6.03%, 5/28/2036 (b) (c)	49,665	52,739
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	27,576	28,101
(SOFR + 1.36%), 4.89%, 7/3/2031 (b) (c)	49,395	50,272

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (c)	10,504	11,801
(SOFR + 2.26%), 6.04%, 6/15/2035 (b) (c)	30,700	32,906
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (c)	26,134	27,117
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	3,200	3,367
3.60%, 4/7/2032	8,000	7,645
Capital One NA 4.25%, 3/13/2026	8,109	8,109
Citigroup, Inc.
4.30%, 11/20/2026	6,200	6,211
4.45%, 9/29/2027	1,491	1,498
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	41,323	41,033
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	11,100	10,985
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (c)	6,399	6,395
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	21,204	21,398
(SOFR + 1.46%), 4.95%, 5/7/2031 (c)	18,415	18,874
(SOFR + 1.17%), 4.50%, 9/11/2031 (c)	23,430	23,594
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	3,330	3,065
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	50,000	54,783
(SOFR + 1.45%), 5.45%, 6/11/2035 (c)	31,800	33,213
(SOFR + 1.49%), 5.17%, 9/11/2036 (c)	19,340	19,737
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	1,901	1,417
Cooperatieve Rabobank UA (Netherlands)
3.75%, 7/21/2026	8,564	8,533
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (c)	12,800	12,724
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (b) (c)	25,880	26,558
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.71%, 1/21/2033 (b) (c)	21,400	22,692
Credit Agricole SA (France)
5.59%, 7/5/2026 (b)	12,885	13,005
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	15,002	15,308
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	13,418	13,850
(SOFR + 1.46%), 5.22%, 5/27/2031 (b) (c)	42,640	43,967
(SOFR + 1.36%), 4.82%, 9/25/2033 (b) (c)	22,790	22,842
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (c)	45,845	48,619
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	29,115	30,353
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	10,433	10,530
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	13,405	13,740
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.42%, 9/12/2031 (b) (c)	14,355	14,339
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	22,075	21,388
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (c)	8,401	8,837
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	25,865	24,906
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	13,465	12,785
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	43,090	44,571
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	11,185	11,494
(SOFR + 1.57%), 5.24%, 5/13/2031 (c)	17,890	18,498

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	20,470	18,688
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	8,585	8,641
(SOFR + 1.41%), 2.87%, 11/22/2032 (c)	13,085	11,917
(SOFR + 1.43%), 5.13%, 11/6/2036 (c)	15,845	15,988
(SOFR + 2.65%), 6.33%, 3/9/2044 (c)	3,840	4,246
Huntington Bancshares, Inc.
(SOFR + 1.28%), 5.27%, 1/15/2031 (c)	17,160	17,715
(SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	13,000	13,672
ING Groep NV (Netherlands)
3.95%, 3/29/2027	2,572	2,568
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	8,840	8,768
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	7,083	7,184
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (c)	36,960	40,505
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	26,465	27,215
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	3,780	3,787
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	4,700	4,700
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	12,150	12,011
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	6,805	6,900
4.38%, 3/22/2028	6,745	6,790
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	19,370	20,485
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (c)	39,385	39,254
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	17,660	17,369
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (c)	14,590	14,279
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	20,600	21,345
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (c)	19,000	19,501
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	16,739	16,510
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	11,274	10,735
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (c)	26,000	27,463
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (c)	30,645	31,102
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (c)	15,000	16,013
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (c)	41,825	43,337
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	11,867	11,893
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	8,560	8,592
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	29,653	30,164
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (c)	4,480	4,670
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	14,835	15,190
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	25,946	26,099
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (c)	14,675	15,106
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	41,515	44,201
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	20,945	21,813
Norinchukin Bank (The) (Japan) 4.67%, 9/9/2030 (b)	12,700	12,835

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (c)	28,460	29,182
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	21,370	21,804
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	9,715	10,064
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	34,180	34,690
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (c)	29,735	31,046
(SOFR + 2.14%), 6.34%, 5/31/2035 (c)	14,000	15,045
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	14,830	14,622
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	45,000	47,074
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	20,755	21,048
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	34,925	36,572
(SOFRINDX + 1.58%), 5.14%, 9/22/2036 (c)	24,590	24,585
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (b)	15,500	15,593
Societe Generale SA (France)
5.25%, 2/19/2027 (b)	25,708	25,991
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	7,650	7,545
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (b) (c)	11,289	11,762
3.00%, 1/22/2030 (b)	6,844	6,445
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (c)	56,590	58,604
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	31,110	28,173
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (c)	36,630	38,855
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (b) (c)	21,602	23,647
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	16,372	17,344
(SOFR + 1.73%), 5.44%, 10/3/2036 (b) (c)	30,570	30,889
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (c)	15,994	16,313
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (b) (c)	7,725	7,897
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.01%, 10/19/2026	2,517	2,496
5.72%, 9/14/2028	25,582	26,690
3.04%, 7/16/2029	25,422	24,468
5.71%, 1/13/2030	23,065	24,361
5.24%, 4/15/2030	23,100	24,034
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	25,100	26,354
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	27,075	27,321
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	5,344	5,786
(SOFR + 1.31%), 5.07%, 5/20/2031 (c)	8,000	8,234
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	12,630	12,898
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	10,000	10,665
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	10,759	11,378
(SOFR + 1.40%), 4.96%, 10/23/2036 (c)	40,260	40,056
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	10,885	10,762
US Bancorp
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	19,230	19,861

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	12,600	13,396
Wells Fargo & Co.
4.30%, 7/22/2027	2,925	2,937
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	15,412	15,973
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	46,180	48,899
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	22,315	23,023
(SOFR + 2.10%), 4.90%, 7/25/2033 (c)	15,023	15,368
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	18,175	19,053
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	16,715	17,704
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	95,840	98,980
(SOFR + 1.74%), 5.61%, 4/23/2036 (c)	93,141	98,786
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	11,119	8,781
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	2,800	2,468
		3,917,238
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	21,807	21,791
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	605	631
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	11,205	9,448
Constellation Brands, Inc.
4.75%, 5/9/2032	5,000	5,050
4.50%, 5/9/2047	3,680	3,105
5.25%, 11/15/2048	3,091	2,898
Keurig Dr. Pepper, Inc. 3.20%, 5/1/2030	13,500	12,810
Molson Coors Beverage Co. 4.20%, 7/15/2046	20,196	16,538
		72,271
Biotechnology — 0.4%
AbbVie, Inc.
5.05%, 3/15/2034	10,770	11,170
4.55%, 3/15/2035	3,881	3,865
4.50%, 5/14/2035	15,614	15,493
4.05%, 11/21/2039	33,708	30,498
4.63%, 10/1/2042	9,850	9,112
4.40%, 11/6/2042	12,902	11,721
4.75%, 3/15/2045	7,000	6,496
4.45%, 5/14/2046	2,145	1,903
4.25%, 11/21/2049	10,194	8,606
Amgen, Inc.
5.25%, 3/2/2030	17,235	17,912
3.15%, 2/21/2040	6,415	5,132
5.60%, 3/2/2043	23,181	23,685
4.66%, 6/15/2051	17,300	15,163
5.65%, 3/2/2053	16,083	16,158
5.75%, 3/2/2063	7,500	7,514
Baxalta, Inc. 5.25%, 6/23/2045	327	318

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Gilead Sciences, Inc.
1.65%, 10/1/2030	9,165	8,208
2.60%, 10/1/2040	36,128	26,975
		219,929
Broadline Retail — 0.1%
Amazon.com, Inc.
3.95%, 4/13/2052	27,400	22,037
3.25%, 5/12/2061	7,000	4,636
		26,673
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	3,665	3,285
6.50%, 8/15/2032	10,095	11,210
4.50%, 5/15/2047	3,130	2,708
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	10,410	10,891
		28,094
Capital Markets — 1.7%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (c)	19,650	22,050
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	3,107	2,700
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,650
4.85%, 3/29/2029	5,160	5,251
4.70%, 9/20/2047	1,075	931
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	14,135	14,378
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	4,955	4,864
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	24,880	25,407
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	8,661	9,080
5.41%, 5/10/2029	16,725	17,420
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	11,195	11,963
(SOFR + 1.70%), 5.00%, 9/11/2030 (c)	6,960	7,079
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	44,058	45,278
(SOFR + 1.30%), 4.95%, 8/4/2031 (c)	26,935	27,326
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	17,877	16,454
(SOFR + 2.05%), 5.40%, 9/11/2035 (c)	7,175	7,352
FMR LLC 6.45%, 11/15/2039 (b)	2,242	2,509
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	14,889	14,597
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	15,385	15,283
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	18,675	18,548
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	26,250	27,908
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	25,535	26,232
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	39,376	40,795
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	11,700	10,701
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	12,855	11,559
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	23,688	21,924

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	53,955	55,994
(SOFR + 1.38%), 5.54%, 1/28/2036 (c)	13,000	13,622
(SOFR + 1.33%), 4.94%, 10/21/2036 (c)	44,510	44,676
6.75%, 10/1/2037	1,435	1,616
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	4,600	4,180
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (c)	16,126	15,122
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	1,000	780
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	5,469	4,330
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	3,725	3,834
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	8,095	7,386
Morgan Stanley
4.35%, 9/8/2026	1,640	1,644
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	5,806	5,698
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	12,760	13,064
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	13,630	14,086
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	17,528	17,659
(SOFR + 1.26%), 5.66%, 4/18/2030 (c)	4,930	5,153
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	16,015	16,463
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (c)	28,385	28,416
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	11,200	9,871
(SOFR + 1.87%), 5.25%, 4/21/2034 (c)	28,395	29,479
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	9,295	9,743
(SOFR + 1.73%), 5.47%, 1/18/2035 (c)	11,146	11,671
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	21,675	22,510
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (c)	18,980	19,042
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	10,600	10,057
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	9,350	7,390
Nasdaq, Inc. 5.55%, 2/15/2034	7,712	8,150
Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	12,180	11,270
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (c)	2,762	2,718
State Street Corp.
(SOFR + 1.57%), 4.82%, 1/26/2034 (c)	9,010	9,189
(SOFR + 1.22%), 4.78%, 10/23/2036 (c)	13,330	13,375
UBS Group AG (Switzerland)
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (c)	2,991	2,973
(SOFR + 1.06%), 4.40%, 9/23/2031 (b) (c)	8,035	8,032
(SOFR + 1.29%), 4.84%, 11/6/2033 (b) (c)	37,905	38,209
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (b) (c)	9,855	10,803
(SOFR + 1.76%), 5.58%, 5/9/2036 (b) (c)	8,000	8,392
(SOFR + 1.34%), 5.01%, 3/23/2037 (b) (c)	32,415	32,421
		930,257
Chemicals — 0.1%
CF Industries, Inc.
5.15%, 3/15/2034	3,570	3,604
4.95%, 6/1/2043	16,825	15,261
DuPont de Nemours, Inc. 5.32%, 11/15/2038	11,250	11,469

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (b)	22,672	20,449
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	6,088
5.25%, 1/15/2045	4,729	4,495
5.00%, 4/1/2049	4,150	3,797
		65,163
Commercial Services & Supplies — 0.2%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (b)	25,300	25,534
5.64%, 3/13/2027 (b)	6,890	7,011
6.32%, 12/4/2028 (b)	25,788	27,213
5.04%, 3/25/2030 (b)	23,200	23,771
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	2,341
		85,870
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	15,265
5.10%, 8/9/2035	26,000	26,304
3.05%, 10/1/2041	3,330	2,499
		44,068
Construction Materials — 0.0% ^
CRH America, Inc. 5.13%, 5/18/2045 (b)	6,052	5,779
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	39,380	38,787
5.10%, 1/19/2029	3,835	3,928
4.63%, 9/10/2029	22,915	23,188
3.30%, 1/30/2032	12,605	11,676
5.00%, 11/15/2035	14,740	14,651
Aircastle Ltd.
5.25%, 3/15/2030 (b)	150	154
5.75%, 10/1/2031 (b)	11,525	12,048
American Express Co.
(SOFRINDX + 1.02%), 5.09%, 1/30/2031 (c)	14,285	14,773
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	16,625	17,031
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	5,720	5,982
(SOFR + 1.24%), 4.80%, 10/24/2036 (c)	28,320	28,178
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	41,007	41,037
2.13%, 2/21/2026 (b)	28,294	28,080
4.25%, 4/15/2026 (b)	56,405	56,390
4.38%, 5/1/2026 (b)	29,066	29,009
2.53%, 11/18/2027 (b)	29,501	28,519
4.95%, 1/15/2028 (b)	25,172	25,455
5.15%, 1/15/2030 (b)	19,965	20,300

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Capital One Financial Corp.
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	2,798	2,738
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	29,565	31,045
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	16,445	14,728
(SOFR + 1.63%), 5.20%, 9/11/2036 (c)	7,500	7,487
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	9,774
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (b)	34,225	34,839
6.40%, 3/26/2029 (b)	27,694	29,111
5.15%, 3/17/2030 (b)	14,928	15,141
6.50%, 3/26/2031 (b)	13,550	14,529
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	13,025	13,564
		572,142
Consumer Staples Distribution & Retail — 0.1%
CVS Pass-Through Trust 7.51%, 1/10/2032 (b)	3,239	3,454
Kroger Co. (The)
5.00%, 9/15/2034	9,140	9,287
5.40%, 7/15/2040	829	839
5.00%, 4/15/2042	9,000	8,533
3.88%, 10/15/2046	11,000	8,658
5.50%, 9/15/2054	6,950	6,776
		37,547
Containers & Packaging — 0.0% ^
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	6,000	6,158
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	5,760	5,955
WRKCo, Inc. 3.90%, 6/1/2028	2,870	2,852
		14,965
Diversified — 0.4%
Ygrene Frn 8.50%, 7/25/2045 ‡ (b)	186,674	186,674
Diversified Consumer Services — 0.0% ^
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	7,228
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	6,113
University of Miami Series 2022, 4.06%, 4/1/2052	6,570	5,354
University of Southern California Series A, 3.23%, 10/1/2120	9,370	5,545
		24,240
Diversified REITs — 0.1%
Safehold GL Holdings LLC
2.80%, 6/15/2031	7,767	7,156
2.85%, 1/15/2032	2,972	2,662
Simon Property Group LP 3.25%, 9/13/2049	12,865	9,017
WP Carey, Inc.
4.25%, 10/1/2026	4,970	4,975

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — continued
2.45%, 2/1/2032	10,980	9,705
2.25%, 4/1/2033	12,000	10,147
		43,662
Diversified Telecommunication Services — 0.2%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,362
2.25%, 2/1/2032	26,520	23,389
3.50%, 6/1/2041	35,836	28,580
3.65%, 6/1/2051	16,997	12,212
3.55%, 9/15/2055	25,312	17,346
3.80%, 12/1/2057	4,454	3,164
Verizon Communications, Inc. 3.40%, 3/22/2041	7,000	5,542
		93,595
Electric Utilities — 2.8%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	2,783
3.15%, 9/15/2049	2,680	1,851
5.40%, 3/15/2053	4,030	3,994
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,100
6.00%, 3/1/2039	769	836
4.10%, 1/15/2042	923	800
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	4,220
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	2,930
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (b)	1,500	1,506
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	3,755	2,828
3.20%, 9/15/2049	8,020	5,567
2.90%, 6/15/2050	7,770	5,080
5.65%, 6/1/2054	17,320	17,595
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	863
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	3,890	3,840
5.95%, 12/15/2036	840	894
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	2,821
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	4,231	4,374
DTE Electric Co.
2.95%, 3/1/2050	8,800	5,965
Series B, 3.65%, 3/1/2052	1,146	864
5.40%, 4/1/2053	934	928
DTE Electric Securitization Funding II LLC
Series A-1, 5.97%, 3/1/2032	15,404	16,272
Series A-2, 6.09%, 9/1/2037	18,650	20,321
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,228	1,097
5.40%, 1/15/2054	9,705	9,638

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,367
3.75%, 9/1/2046	16,415	12,677
6.10%, 9/15/2053	26,040	27,426
5.70%, 9/15/2055	18,525	18,487
Duke Energy Florida Project Finance LLC Series 2032, 2.86%, 3/1/2033	9,430	8,793
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	3,553
Series YYY, 3.25%, 10/1/2049	6,895	4,815
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	2,563
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	1,633
4.10%, 3/15/2043	1,569	1,345
4.15%, 12/1/2044	2,258	1,914
3.70%, 10/15/2046	1,616	1,257
2.90%, 8/15/2051	9,495	6,136
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	4,326
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	8,002	7,877
2.78%, 1/7/2032 (b)	6,275	5,605
Edison International
5.75%, 6/15/2027	2,000	2,034
4.13%, 3/15/2028	6,730	6,652
5.25%, 11/15/2028	15,800	16,028
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	19,275	20,644
Emera US Finance LP (Canada) 4.75%, 6/15/2046	24,295	20,992
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (b)	4,500	4,438
5.13%, 6/26/2029 (b)	15,935	16,382
5.50%, 6/26/2034 (b)	22,930	23,961
5.00%, 9/30/2035 (b)	12,700	12,671
6.00%, 10/7/2039 (b)	897	952
Entergy Arkansas LLC
2.65%, 6/15/2051	8,425	5,133
5.75%, 6/1/2054	6,750	6,966
Entergy Corp. 2.95%, 9/1/2026	2,469	2,447
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,917
3.25%, 4/1/2028	1,551	1,530
3.05%, 6/1/2031	4,606	4,330
4.00%, 3/15/2033	3,430	3,322
5.80%, 3/15/2055	17,840	18,345
Entergy Mississippi LLC 5.85%, 6/1/2054	12,395	12,782
Entergy Texas, Inc. 5.80%, 9/1/2053	8,450	8,608
Evergy Metro, Inc. 5.40%, 4/1/2034	6,931	7,291
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	10,747	11,130
Evergy, Inc. 2.90%, 9/15/2029	7,869	7,505

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Exelon Corp.
3.40%, 4/15/2026	1,177	1,174
5.30%, 3/15/2033	13,000	13,563
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	51,620	50,911
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/2028 (b)	1,570	1,536
5.20%, 4/1/2028 (b)	2,400	2,454
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (b)	8,353	8,171
4.55%, 4/1/2049 (b)	830	720
Florida Power & Light Co.
5.10%, 4/1/2033	5,440	5,662
5.30%, 4/1/2053	9,410	9,228
Fortis, Inc. (Canada) 3.06%, 10/4/2026	8,472	8,394
Interstate Power and Light Co. 4.95%, 9/30/2034	8,615	8,645
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	6,820	6,444
5.40%, 6/1/2033 (b)	5,000	5,187
5.65%, 5/9/2034 (b)	18,040	18,907
Jersey Central Power & Light Co.
5.10%, 1/15/2035	8,680	8,817
6.15%, 6/1/2037	1,740	1,907
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	4,027
MidAmerican Energy Co. 5.85%, 9/15/2054	10,500	10,998
Monongahela Power Co. 5.85%, 2/15/2034 (b)	7,920	8,438
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	792
5.38%, 9/15/2040	1,287	1,308
5.45%, 5/15/2041	3,354	3,401
New England Power Co. 3.80%, 12/5/2047 (b)	3,024	2,364
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	2,239	2,223
5.25%, 2/28/2053	11,030	10,390
5.55%, 3/15/2054	45,000	44,078
Niagara Mohawk Power Corp.
5.66%, 1/17/2054 (b)	8,540	8,488
6.00%, 7/3/2055 (b)	3,735	3,852
Northern States Power Co. 5.10%, 5/15/2053	15,470	14,647
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	8,422	8,421
2.45%, 12/2/2027 (b)	13,055	12,560
5.41%, 10/15/2035 (b)	5,289	5,296
OGE Energy Corp. 5.45%, 5/15/2029	7,110	7,387
Ohio Edison Co. 6.88%, 7/15/2036	780	901
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	1,076	1,130
4.95%, 9/15/2052	19,830	18,083

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Pacific Gas and Electric Co.
2.95%, 3/1/2026	5,955	5,931
3.75%, 7/1/2028	7,665	7,552
6.10%, 1/15/2029	28,870	30,177
6.40%, 6/15/2033	33,829	36,712
5.80%, 5/15/2034	21,651	22,587
6.00%, 8/15/2035	35,355	37,352
4.45%, 4/15/2042	5,700	4,787
3.75%, 8/15/2042 (e)	2,882	2,209
4.30%, 3/15/2045	18,688	15,072
4.00%, 12/1/2046	5,000	3,814
6.75%, 1/15/2053	7,990	8,672
5.90%, 10/1/2054	18,445	18,036
Palomino Funding Trust I 7.23%, 5/17/2028 (b)	5,000	5,291
PECO Energy Co. 2.80%, 6/15/2050	6,430	4,135
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,059
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	22,380	23,068
Series A-3, 5.54%, 7/15/2047	8,670	8,823
Series A-3, 5.53%, 6/1/2049	26,600	27,187
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	10,550	10,294
Series A-4, 5.21%, 12/1/2047	9,600	9,409
Series A-5, 4.67%, 12/1/2051	2,170	1,954
Series A-5, 5.10%, 6/1/2052	26,355	25,115
PNM Energy Transition Bond Co. I LLC Series A-1, 5.64%, 8/15/2040	25,842	27,306
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,346
PPL Electric Utilities Corp.
3.00%, 10/1/2049	10,000	6,783
5.25%, 5/15/2053	14,285	13,994
Progress Energy, Inc. 7.00%, 10/30/2031	2,600	2,933
Public Service Co. of Colorado
3.55%, 6/15/2046	1,175	880
5.25%, 4/1/2053	10,460	9,893
Public Service Co. of Oklahoma
5.25%, 1/15/2033	6,680	6,903
5.20%, 1/15/2035	6,205	6,307
Series G, 6.63%, 11/15/2037	3,901	4,368
Series K, 3.15%, 8/15/2051	12,330	8,248
Public Service Electric and Gas Co. 5.38%, 11/1/2039	1,021	1,061
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	7,423
Series A-1, 4.70%, 6/15/2040	16,298	16,593
Series A-3, 2.51%, 11/15/2043	7,950	5,520
5.34%, 3/15/2045	19,235	19,521
Series A-2, 5.11%, 12/15/2047	6,495	6,350
Sierra Pacific Power Co. 5.90%, 3/15/2054	20,270	20,497

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	14,226	14,726
Series A2, 5.17%, 5/15/2041	6,960	7,019
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	4,300	4,242
6.00%, 1/15/2034	895	945
5.20%, 6/1/2034	14,150	14,269
6.05%, 3/15/2039	2,197	2,290
3.90%, 12/1/2041	3,408	2,675
Series C, 4.13%, 3/1/2048	1,800	1,399
Series 20A, 2.95%, 2/1/2051	3,000	1,871
5.70%, 3/1/2053	5,545	5,252
5.88%, 12/1/2053	25,400	24,817
5.75%, 4/15/2054	13,500	12,973
5.90%, 3/1/2055	12,515	12,326
Southern Co. (The)
5.20%, 6/15/2033	2,370	2,448
5.70%, 3/15/2034	28,704	30,317
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,443
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	6,389
Union Electric Co.
5.20%, 4/1/2034	13,540	14,033
4.00%, 4/1/2048	1,600	1,291
3.90%, 4/1/2052	6,367	4,985
5.45%, 3/15/2053	11,765	11,537
5.13%, 3/15/2055	8,335	7,839
Virginia Electric and Power Co. Series A, 6.00%, 5/15/2037	2,100	2,276
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	8,150	8,368
Vistra Operations Co. LLC
6.95%, 10/15/2033 (b)	2,981	3,326
6.00%, 4/15/2034 (b)	4,203	4,436
5.70%, 12/30/2034 (b)	13,240	13,678
Xcel Energy, Inc. 4.80%, 9/15/2041	829	765
		1,466,402
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 5.30%, 11/15/2055	28,740	27,997
Corning, Inc. 5.35%, 11/15/2048	6,270	6,171
		34,168
Energy Equipment & Services — 0.0% ^
Halliburton Co.
4.85%, 11/15/2035	3,583	3,564
4.75%, 8/1/2043	2,375	2,124
7.60%, 8/15/2096 (b)	2,242	2,709
		8,397
Financial Services — 1.1%
BAML RCAP (United Kingdom) 8.00%, 10/26/2029 ‡	15,825	15,826

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (f)	54,725	54,725
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	103,218	103,218
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (b)	6,500	6,423
Corebridge Financial, Inc.
3.65%, 4/5/2027	13,295	13,192
3.85%, 4/5/2029	9,710	9,562
Fiserv, Inc.
3.20%, 7/1/2026	6,035	5,997
5.25%, 8/11/2035	18,135	18,195
4.40%, 7/1/2049	5,835	4,649
Global Payments, Inc.
5.30%, 8/15/2029	6,266	6,412
2.90%, 11/15/2031	9,690	8,674
5.20%, 11/15/2032	41,950	42,093
5.55%, 11/15/2035	20,900	20,883
5.95%, 8/15/2052	3,625	3,483
Goodleap LLC Class A, 0.00%, 7/15/2038 ‡	67,475	69,937
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	30,170	28,813
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	11,940	12,346
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.86%), 3.96%, 7/18/2030 (b) (c)	26,080	25,773
(SOFR + 1.65%), 5.54%, 7/14/2036 (b) (c)	22,695	23,551
NTT Finance Corp. (Japan)
5.17%, 7/16/2032 (b)	38,670	39,877
5.50%, 7/16/2035 (b)	15,975	16,693
Siemens Financieringsmaatschappij NV (Germany)
4.40%, 5/27/2045 (b)	3,421	3,056
3.30%, 9/15/2046 (b)	3,050	2,297
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	53,946	53,946
		589,621
Food Products — 0.4%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (b)	3,406	3,560
5.38%, 1/9/2036 (b)	5,080	5,185
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	22,130	20,412
5.15%, 8/4/2035	24,200	24,788
JBS USA Holding Lux SARL
3.75%, 12/1/2031	15,000	14,253
6.75%, 3/15/2034	24,808	27,534
5.50%, 1/15/2036 (b)	29,725	30,427
6.50%, 12/1/2052	1,710	1,787
6.38%, 4/15/2066 (b)	32,455	33,025
JBS USA LUX SARL
5.95%, 4/20/2035 (b)	8,980	9,492
6.38%, 2/25/2055 (b)	16,735	17,307
Kraft Heinz Foods Co. 4.38%, 6/1/2046	8,568	7,197

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Mars, Inc. 5.00%, 3/1/2032 (b)	28,555	29,511
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	955	864
Tyson Foods, Inc. 5.70%, 3/15/2034	10,200	10,790
		236,132
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	6,225
4.13%, 10/15/2044	1,750	1,502
4.13%, 3/15/2049	6,000	4,908
Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	1,919
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (b)	5,620	5,550
4.27%, 3/15/2048 (b)	6,500	5,319
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	4,195
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	1,700	1,668
5.05%, 5/15/2052	7,979	7,243
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	6,729
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	2,790
		48,048
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.40%, 3/15/2042	2,010	1,825
4.38%, 9/1/2042	4,018	3,627
4.70%, 9/1/2045	3,150	2,887
3.55%, 2/15/2050	5,584	4,177
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	2,500	2,252
CSX Corp.
5.50%, 4/15/2041	3,498	3,610
4.10%, 3/15/2044	1,515	1,288
4.75%, 11/15/2048	8,165	7,418
3.35%, 9/15/2049	2,710	1,949
ERAC USA Finance LLC
5.20%, 10/30/2034 (b)	7,330	7,590
7.00%, 10/15/2037 (b)	425	497
5.63%, 3/15/2042 (b)	3,104	3,197
Norfolk Southern Corp.
3.95%, 10/1/2042	2,888	2,443
4.05%, 8/15/2052	5,192	4,134
Penske Truck Leasing Co. LP
5.70%, 2/1/2028 (b)	5,175	5,331
5.25%, 7/1/2029 (b)	2,500	2,577
5.25%, 2/1/2030 (b)	3,000	3,095
Uber Technologies, Inc. 4.80%, 9/15/2034	13,210	13,284

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Union Pacific Corp.
3.95%, 8/15/2059	6,000	4,561
4.10%, 9/15/2067	1,962	1,502
		77,244
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co. 3.79%, 5/20/2050	2,098	1,601
Boston Scientific Corp.
6.25%, 11/15/2035 (e)	14,000	15,774
4.55%, 3/1/2039	5,011	4,833
DH Europe Finance II SARL 3.25%, 11/15/2039	7,065	5,867
Solventum Corp. 5.60%, 3/23/2034	26,344	27,530
		55,605
Health Care Providers & Services — 1.3%
Aetna, Inc.
6.75%, 12/15/2037	2,959	3,303
4.50%, 5/15/2042	1,777	1,542
AHS Hospital Corp. 5.02%, 7/1/2045	14,094	13,512
Banner Health 1.90%, 1/1/2031	13,950	12,555
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	7,436
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	2,742
Cardinal Health, Inc. 5.45%, 2/15/2034	7,500	7,851
Cencora, Inc. 5.13%, 2/15/2034	30,700	31,723
Children's Hospital Series 2020, 2.93%, 7/15/2050	13,680	8,955
Cigna Group (The)
5.13%, 5/15/2031	20,860	21,604
5.25%, 1/15/2036	47,245	48,444
4.80%, 7/15/2046	1,904	1,715
CommonSpirit Health
2.78%, 10/1/2030	6,205	5,796
4.19%, 10/1/2049	5,540	4,442
3.91%, 10/1/2050	6,600	4,985
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	7,470
CVS Health Corp.
4.30%, 3/25/2028	2,122	2,128
5.13%, 2/21/2030	8,553	8,806
5.25%, 2/21/2033	22,000	22,767
4.88%, 7/20/2035	3,500	3,466
CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (b)	6,995	6,708
Elevance Health, Inc.
4.10%, 3/1/2028	5,485	5,487
4.63%, 5/15/2042	3,477	3,150
4.65%, 1/15/2043	3,394	3,072
4.65%, 8/15/2044	4,149	3,691
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	7,240
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	17,137

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
HCA, Inc.
5.50%, 3/1/2032	9,612	10,081
5.60%, 4/1/2034	28,350	29,722
5.75%, 3/1/2035	23,003	24,290
4.90%, 11/15/2035	10,120	10,081
5.13%, 6/15/2039	4,805	4,705
5.50%, 6/15/2047	17,500	16,854
3.50%, 7/15/2051	6,831	4,751
4.63%, 3/15/2052	27,825	23,254
5.95%, 9/15/2054	12,475	12,559
6.10%, 4/1/2064	17,625	17,925
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,446
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	5,524
Memorial Health Services 3.45%, 11/1/2049	25,595	18,536
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	2,784
MyMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	3,855
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	4,136	3,640
NYU Langone Hospitals
4.78%, 7/1/2044	5,994	5,569
Series 2020, 3.38%, 7/1/2055	9,170	6,414
Queen's Health Systems (The) 4.81%, 7/1/2052	18,840	16,982
Quest Diagnostics, Inc.
3.45%, 6/1/2026	1,684	1,678
6.40%, 11/30/2033	11,460	12,777
Sutter Health 5.55%, 8/15/2053	5,000	5,084
Texas Health Resources
2.33%, 11/15/2050	6,717	3,924
4.33%, 11/15/2055	4,275	3,658
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	108,745	108,745
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	15,779
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	6,070	5,783
UnitedHealth Group, Inc.
3.50%, 8/15/2039	8,210	6,933
2.75%, 5/15/2040	4,800	3,643
3.25%, 5/15/2051	9,695	6,691
5.88%, 2/15/2053	9,740	10,044
5.05%, 4/15/2053	19,000	17,526
		689,964
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,195
4.00%, 2/1/2050	9,430	7,062
5.15%, 4/15/2053	2,800	2,475
DOC DR LLC
4.30%, 3/15/2027	4,500	4,505
3.95%, 1/15/2028	2,100	2,088
2.63%, 11/1/2031	6,195	5,581

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Ventas Realty LP
4.13%, 1/15/2026	770	769
3.25%, 10/15/2026	7,254	7,204
3.85%, 4/1/2027	4,308	4,295
Welltower OP LLC
6.50%, 3/15/2041	460	516
4.95%, 9/1/2048	5,000	4,735
		41,425
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp.
4.70%, 12/9/2035	6,540	6,564
4.45%, 3/1/2047	3,210	2,789
		9,353
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 5.80%, 3/15/2032	29,565	30,376
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	25,600	27,326
Constellation Energy Generation LLC
5.80%, 3/1/2033	4,555	4,883
6.25%, 10/1/2039	18,303	20,054
5.75%, 10/1/2041	15,265	15,711
6.50%, 10/1/2053	3,470	3,831
Southern Power Co. 5.15%, 9/15/2041	7,079	6,886
		109,067
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	23,400	22,663
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (b)	11,095	11,299
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	5,105
Prologis LP
2.25%, 4/15/2030	3,830	3,553
4.75%, 6/15/2033	5,000	5,080
		25,037
Insurance — 0.6%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	7,535	6,018
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	9,260
Alleghany Corp. 3.63%, 5/15/2030	8,945	8,760
Aon North America, Inc.
5.45%, 3/1/2034	34,340	35,913
5.75%, 3/1/2054	9,050	9,174
Arthur J Gallagher & Co. 5.75%, 7/15/2054	9,570	9,538
Athene Global Funding 2.95%, 11/12/2026 (b)	42,215	41,733
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	12,406
4.30%, 5/15/2043	2,795	2,525
3.85%, 3/15/2052	24,230	19,100

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
CNO Global Funding 1.75%, 10/7/2026 (b)	11,240	11,022
Corebridge Global Funding 4.90%, 8/21/2032 (b)	4,955	5,004
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	10,949	11,482
6.50%, 6/4/2029	9,165	9,552
F&G Global Funding 1.75%, 6/30/2026 (b)	12,780	12,591
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	15,000	14,140
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (b)	6,450	4,404
4.85%, 1/24/2077 (b)	1,663	1,400
Hartford Insurance Group, Inc. (The) 4.30%, 4/15/2043	7,410	6,484
MetLife, Inc. 4.13%, 8/13/2042	2,027	1,747
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (b)	18,500	18,713
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	7,900	9,282
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	9,600	7,244
4.45%, 5/15/2069 (b)	11,250	8,925
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (c)	3,766	3,064
Pine Street Trust III 6.22%, 5/15/2054 (b)	21,750	22,307
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	7,384
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	16,987	16,309
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	2,600	2,621
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	3,369
4.27%, 5/15/2047 (b)	5,480	4,585
		336,056
Interactive Media & Services — 0.3%
Meta Platforms, Inc.
4.88%, 11/15/2035	42,180	42,637
5.50%, 11/15/2045	41,850	41,863
5.60%, 5/15/2053	30,000	29,884
5.40%, 8/15/2054	11,965	11,605
5.63%, 11/15/2055	16,665	16,623
		142,612
IT Services — 0.1%
Accenture Capital, Inc.
4.25%, 10/4/2031	21,060	21,111
4.50%, 10/4/2034	14,250	14,146
CGI, Inc. (Canada)
1.45%, 9/14/2026	14,101	13,819
2.30%, 9/14/2031	10,000	8,881
		57,957
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	6,745	5,039

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — 0.0% ^
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,792
Parker-Hannifin Corp. 4.45%, 11/21/2044	3,759	3,358
Xylem, Inc. 2.25%, 1/30/2031	7,315	6,659
		16,809
Media — 0.4%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,519
5.85%, 12/1/2035	8,850	8,870
5.38%, 4/1/2038	4,923	4,567
3.50%, 6/1/2041	12,020	8,576
3.50%, 3/1/2042	7,800	5,474
5.38%, 5/1/2047	9,380	7,868
4.80%, 3/1/2050	13,160	10,112
3.70%, 4/1/2051	27,270	17,549
Comcast Corp.
4.25%, 1/15/2033	16,564	16,236
5.30%, 6/1/2034	3,950	4,080
4.20%, 8/15/2034	3,361	3,225
5.17%, 1/15/2037 (b)	37,553	37,503
3.25%, 11/1/2039	19,265	15,303
3.75%, 4/1/2040	8,535	7,134
4.00%, 11/1/2049	5,553	4,197
3.45%, 2/1/2050	8,500	5,835
2.80%, 1/15/2051	24,803	14,815
2.89%, 11/1/2051	14,886	9,007
4.05%, 11/1/2052	1,350	1,010
5.35%, 5/15/2053	4,960	4,572
2.94%, 11/1/2056	15,473	8,981
2.99%, 11/1/2063	962	537
Cox Communications, Inc.
3.35%, 9/15/2026 (b)	3,046	3,026
2.95%, 10/1/2050 (b)	8,375	4,742
Grupo Televisa SAB (Mexico) 6.13%, 1/31/2046	767	617
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,279
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	3,041	3,523
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	2,379
7.30%, 7/1/2038	2,197	2,339
6.75%, 6/15/2039	1,794	1,827
5.88%, 11/15/2040	7,325	6,805
5.50%, 9/1/2041	6,940	6,151
		232,658
Metals & Mining — 0.2%
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	17,281	18,723
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	16,105	14,781

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
5.63%, 4/4/2034 (b)	23,352	24,501
Newmont Corp. 3.25%, 5/13/2030	4,606	4,440
Steel Dynamics, Inc.
1.65%, 10/15/2027	5,270	5,040
3.25%, 10/15/2050	3,519	2,448
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	27,542	26,534
		96,467
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Resurgent 6.78%, 7/1/2030 ‡	60,000	60,000
Multi-Utilities — 0.4%
CMS Energy Corp.
3.00%, 5/15/2026	3,458	3,439
2.95%, 2/15/2027	2,426	2,390
3.45%, 8/15/2027	1,250	1,237
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	2,886
Series 2017, 3.88%, 6/15/2047	3,355	2,665
4.50%, 5/15/2058	1,724	1,440
Consumers Energy Co. 3.25%, 8/15/2046	2,150	1,595
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,248
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	1,927	1,910
Series F, 5.25%, 8/1/2033	5,067	5,228
7.00%, 6/15/2038	1,076	1,241
Series C, 4.90%, 8/1/2041	1,840	1,719
Engie SA (France) 5.63%, 4/10/2034 (b)	13,225	13,937
National Grid plc (United Kingdom) 5.42%, 1/11/2034	21,700	22,658
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	2,326	2,303
NiSource, Inc. 5.80%, 2/1/2042	6,726	6,941
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	8,270
Public Service Enterprise Group, Inc.
1.60%, 8/15/2030	15,540	13,760
5.45%, 4/1/2034	7,700	8,032
Puget Energy, Inc.
2.38%, 6/15/2028	6,522	6,231
5.73%, 3/15/2035	11,300	11,657
Puget Sound Energy, Inc. 5.45%, 6/1/2053	10,070	9,831
San Diego Gas & Electric Co.
Series FFF, 6.13%, 9/15/2037	973	1,060
3.95%, 11/15/2041	2,690	2,247
2.95%, 8/15/2051	17,150	11,129
5.35%, 4/1/2053	3,000	2,885
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	1,690	1,683
5.75%, 9/15/2033	12,830	13,669
Series B, 5.10%, 9/15/2035	7,500	7,590

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
5.88%, 3/15/2041	10,518	11,000
4.40%, 6/1/2043	1,392	1,215
3.95%, 10/1/2046	2,136	1,703
4.40%, 5/30/2047	2,274	1,927
		186,726
Office REITs — 0.0% ^
COPT Defense Properties LP
2.00%, 1/15/2029	3,440	3,206
4.50%, 10/15/2030	6,270	6,245
		9,451
Oil, Gas & Consumable Fuels — 1.3%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (b)	6,320	5,851
BG Energy Capital plc 5.13%, 10/15/2041 (b)	5,781	5,640
BP Capital Markets America, Inc.
5.23%, 11/17/2034	9,000	9,372
2.94%, 6/4/2051	25,080	16,360
Cheniere Energy Partners LP 5.55%, 10/30/2035 (b)	12,420	12,778
Cheniere Energy, Inc. 5.65%, 4/15/2034	13,830	14,424
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	3,993	4,071
5.68%, 1/15/2034 (b)	16,276	16,907
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	11,670	12,390
6.04%, 11/15/2033 (b)	11,250	12,081
5.44%, 2/15/2035 (b)	36,855	37,885
5.96%, 2/15/2055 (b)	25,130	25,039
ConocoPhillips Co.
5.30%, 5/15/2053	13,210	12,576
5.50%, 1/15/2055	10,025	9,800
Devon Energy Corp. 5.75%, 9/15/2054	8,163	7,599
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	17,380	16,784
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	10,430	10,970
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	4,476	3,298
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	17,080	18,090
5.63%, 4/5/2034	19,445	20,421
6.70%, 11/15/2053	5,550	6,196
Energy Transfer LP
4.15%, 9/15/2029	9,791	9,732
7.50%, 7/1/2038	2,695	3,149
6.05%, 6/1/2041	4,266	4,345
6.10%, 2/15/2042	7,220	7,310
5.95%, 10/1/2043	3,950	3,904
5.30%, 4/1/2044	1,840	1,683
5.00%, 5/15/2044 (e)	8,600	7,578
6.00%, 6/15/2048	6,419	6,302

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.25%, 4/15/2049	5,655	5,684
Eni SpA (Italy)
5.70%, 10/1/2040 (b)	4,843	4,845
5.95%, 5/15/2054 (b)	14,030	14,101
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,270
Enterprise Products Operating LLC
Series J, 5.75%, 3/1/2035	2,509	2,688
7.55%, 4/15/2038	455	554
5.95%, 2/1/2041	1,259	1,339
4.45%, 2/15/2043	455	407
5.10%, 2/15/2045	1,758	1,683
4.95%, 10/15/2054	1,189	1,078
EQT Corp. 3.90%, 10/1/2027	3,371	3,351
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	11,545
4.11%, 3/1/2046	2,726	2,325
3.10%, 8/16/2049	17,965	12,572
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	14,425	12,293
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (b)	12,470	12,312
Kinder Morgan, Inc.
5.20%, 6/1/2033	20,500	21,166
5.05%, 2/15/2046	6,000	5,481
MPLX LP
5.50%, 6/1/2034	13,240	13,590
5.40%, 4/1/2035	28,080	28,478
NGPL PipeCo LLC
4.88%, 8/15/2027 (b)	8,486	8,507
3.25%, 7/15/2031 (b)	8,283	7,612
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	4,550	4,474
Occidental Petroleum Corp. 4.30%, 8/15/2039	6,860	5,836
ONEOK Partners LP 6.65%, 10/1/2036	1,825	2,001
ONEOK, Inc.
4.75%, 10/15/2031	12,960	13,020
4.95%, 10/15/2032	16,771	16,888
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	16,335
Plains All American Pipeline LP 5.95%, 6/15/2035	26,070	27,343
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	7,000	7,053
5.03%, 10/1/2029	8,260	8,385
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	12,308
6.80%, 5/15/2038	1,997	2,221
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	16,000	12,227
3.46%, 7/12/2049	12,800	9,309
3.13%, 5/29/2050	20,230	13,857
Western Midstream Operating LP 5.25%, 2/1/2050 (e)	7,040	6,125

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Williams Cos., Inc. (The)
2.60%, 3/15/2031	9,675	8,845
5.65%, 3/15/2033	13,720	14,506
5.60%, 3/15/2035	18,110	18,936
6.00%, 3/15/2055	5,070	5,240
		703,325
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	15,337	14,644
Pharmaceuticals — 0.3%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	4,904
4.00%, 9/18/2042	4,270	3,737
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	7,096	6,540
4.55%, 2/20/2048	5,046	4,454
4.25%, 10/26/2049	21,446	17,949
3.70%, 3/15/2052	16,992	12,840
5.55%, 2/22/2054	2,669	2,696
Eli Lilly & Co.
4.70%, 2/9/2034	15,300	15,597
5.00%, 2/9/2054	17,320	16,551
Merck & Co., Inc.
4.00%, 3/7/2049	13,120	10,738
2.75%, 12/10/2051	7,065	4,495
2.90%, 12/10/2061	14,550	8,747
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	36,640	35,513
Takeda Pharmaceutical Co. Ltd. (Japan)
2.05%, 3/31/2030	1,200	1,099
3.03%, 7/9/2040	19,354	15,008
5.65%, 7/5/2044	7,762	7,953
3.18%, 7/9/2050	16,452	11,245
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	2,504	2,495
		182,561
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	6,562	6,531
Residential REITs — 0.1%
Essex Portfolio LP
1.65%, 1/15/2031	8,950	7,813
5.50%, 4/1/2034	6,190	6,458
Mid-America Apartments LP 1.70%, 2/15/2031	5,500	4,837
UDR, Inc.
2.95%, 9/1/2026	3,831	3,800
3.50%, 1/15/2028	1,354	1,337
3.00%, 8/15/2031	4,750	4,408

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Residential REITs — continued
2.10%, 8/1/2032	5,520	4,741
3.10%, 11/1/2034	6,440	5,627
		39,021
Retail REITs — 0.1%
Brixmor Operating Partnership LP 2.50%, 8/16/2031	6,530	5,873
NNN REIT, Inc.
3.60%, 12/15/2026	5,527	5,496
5.60%, 10/15/2033	7,500	7,892
5.50%, 6/15/2034	9,180	9,578
Realty Income Corp. 3.00%, 1/15/2027	2,243	2,219
Regency Centers LP 4.13%, 3/15/2028	1,755	1,757
		32,815
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	3,962
Broadcom, Inc.
5.15%, 11/15/2031	16,770	17,499
4.55%, 2/15/2032	10,780	10,908
3.14%, 11/15/2035 (b)	40,051	35,078
4.80%, 2/15/2036	16,008	16,046
3.19%, 11/15/2036 (b)	5,766	4,979
Intel Corp.
3.73%, 12/8/2047	9,000	6,581
3.25%, 11/15/2049	7,655	5,038
3.05%, 8/12/2051	7,655	4,838
5.70%, 2/10/2053	17,000	16,296
KLA Corp.
3.30%, 3/1/2050	7,000	4,984
4.95%, 7/15/2052	7,000	6,502
Marvell Technology, Inc.
4.75%, 7/15/2030	5,518	5,600
2.95%, 4/15/2031	7,790	7,229
5.45%, 7/15/2035	17,842	18,438
NXP BV (Netherlands)
2.50%, 5/11/2031	30,981	28,015
5.00%, 1/15/2033	4,000	4,058
3.25%, 5/11/2041	24,465	18,627
		214,678
Software — 0.4%
Intuit, Inc. 5.50%, 9/15/2053	7,410	7,450
Microsoft Corp. 3.04%, 3/17/2062	1,820	1,179
Oracle Corp.
4.80%, 9/26/2032	19,220	18,895
4.90%, 2/6/2033	9,640	9,427
3.90%, 5/15/2035	1,952	1,725
3.60%, 4/1/2040	10,434	8,048
3.65%, 3/25/2041	19,515	14,848

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
5.88%, 9/26/2045	13,100	12,352
4.00%, 7/15/2046	8,872	6,478
3.60%, 4/1/2050	53,900	35,654
3.95%, 3/25/2051	10,000	6,959
6.00%, 8/3/2055	21,660	20,124
Roper Technologies, Inc.
4.75%, 2/15/2032	9,385	9,519
4.90%, 10/15/2034	24,270	24,373
Synopsys, Inc. 5.15%, 4/1/2035	20,850	21,314
		198,345
Specialized REITs — 0.2%
American Tower Corp.
3.38%, 10/15/2026	4,378	4,352
2.10%, 6/15/2030	8,940	8,122
1.88%, 10/15/2030	19,410	17,302
5.90%, 11/15/2033	17,280	18,538
Crown Castle, Inc.
4.00%, 3/1/2027	2,066	2,059
5.60%, 6/1/2029	12,355	12,839
5.80%, 3/1/2034	12,960	13,651
Extra Space Storage LP 3.50%, 7/1/2026	8,937	8,898
		85,761
Specialty Retail — 0.0% ^
AutoZone, Inc. 1.65%, 1/15/2031	12,180	10,675
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,681
		15,356
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.45%, 2/9/2045	14,187	11,308
3.85%, 8/4/2046	3,512	2,909
3.75%, 9/12/2047	13,570	10,978
3.75%, 11/13/2047	1,600	1,297
2.70%, 8/5/2051	57,605	36,974
4.10%, 8/8/2062	5,260	4,258
Dell International LLC
6.02%, 6/15/2026	2,501	2,516
4.90%, 10/1/2026	5,595	5,625
5.25%, 2/1/2028	5,508	5,635
5.30%, 10/1/2029	6,000	6,197
5.00%, 4/1/2030	4,770	4,889
5.50%, 4/1/2035	46,000	47,729
3.45%, 12/15/2051	242	168
		140,483
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	24,752

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	9,875	9,147
4.54%, 8/15/2047	12,507	10,552
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	10,912
		55,363
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC
5.38%, 7/15/2029 (b)	20,000	20,532
5.13%, 4/10/2030 (b)	9,650	9,815
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	3,996
		34,343
Water Utilities — 0.0% ^
American Water Capital Corp.
6.59%, 10/15/2037	3,354	3,838
4.00%, 12/1/2046	2,241	1,838
		5,676
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	8,284	7,085
T-Mobile USA, Inc.
3.75%, 4/15/2027	18,000	17,918
3.88%, 4/15/2030	25,095	24,720
3.40%, 10/15/2052	16,650	11,449
5.50%, 1/15/2055	9,450	9,134
3.60%, 11/15/2060	4,000	2,729
Vodafone Group plc (United Kingdom) 5.63%, 2/10/2053	3,745	3,639
		76,674
Total Corporate Bonds (Cost $13,349,337)		13,063,405
Mortgage-Backed Securities — 21.3%
FHLMC
Pool # 785618, ARM, 6.13%, 7/1/2026 (f)	3	3
Pool # 789758, ARM, 6.50%, 9/1/2032 (f)	3	3
Pool # 847621, ARM, 6.43%, 5/1/2033 (f)	221	226
Pool # 781087, ARM, 6.36%, 12/1/2033 (f)	40	41
Pool # 1B1665, ARM, 6.75%, 4/1/2034 (f)	40	41
Pool # 782870, ARM, 6.40%, 9/1/2034 (f)	154	159
Pool # 782979, ARM, 6.50%, 1/1/2035 (f)	346	357
Pool # 782980, ARM, 6.50%, 1/1/2035 (f)	103	106
Pool # 1Q0007, ARM, 6.64%, 12/1/2035 (f)	29	29
Pool # 848431, ARM, 6.22%, 2/1/2036 (f)	121	125
Pool # 1Q0025, ARM, 6.44%, 2/1/2036 (f)	33	34
Pool # 1G1861, ARM, 6.91%, 3/1/2036 (f)	132	136
Pool # 1J1380, ARM, 7.37%, 3/1/2036 (f)	16	16
Pool # 1H2618, ARM, 6.35%, 5/1/2036 (f)	212	220
Pool # 1L1286, ARM, 6.50%, 5/1/2036 (f)	75	78

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1G2415, ARM, 7.33%, 5/1/2036 (f)	40	42
Pool # 1G2557, ARM, 6.80%, 6/1/2036 (f)	362	374
Pool # 848068, ARM, 6.99%, 6/1/2036 (f)	193	198
Pool # 1H2623, ARM, 6.25%, 7/1/2036 (f)	45	46
Pool # 848365, ARM, 6.30%, 7/1/2036 (f)	96	99
Pool # 1A1082, ARM, 6.40%, 7/1/2036 (f)	112	114
Pool # 1A1085, ARM, 6.50%, 8/1/2036 (f)	83	84
Pool # 1Q0105, ARM, 6.42%, 9/1/2036 (f)	95	97
Pool # 1B7242, ARM, 6.66%, 9/1/2036 (f)	327	337
Pool # 1N0249, ARM, 6.32%, 10/1/2036 (f)	97	98
Pool # 1G2539, ARM, 6.35%, 10/1/2036 (f)	89	91
Pool # 1A1096, ARM, 6.36%, 10/1/2036 (f)	352	359
Pool # 1A1097, ARM, 6.42%, 10/1/2036 (f)	89	90
Pool # 1K0046, ARM, 6.48%, 10/1/2036 (f)	85	87
Pool # 1J1348, ARM, 6.69%, 10/1/2036 (f)	95	99
Pool # 848115, ARM, 6.18%, 11/1/2036 (f)	65	66
Pool # 1J1378, ARM, 6.27%, 11/1/2036 (f)	171	175
Pool # 782760, ARM, 6.29%, 11/1/2036 (f)	186	193
Pool # 1Q0737, ARM, 6.42%, 11/1/2036 (f)	69	70
Pool # 1G2671, ARM, 6.51%, 11/1/2036 (f)	61	62
Pool # 1J1419, ARM, 6.13%, 12/1/2036 (f)	243	247
Pool # 1J1418, ARM, 6.32%, 12/1/2036 (f)	26	27
Pool # 1J1634, ARM, 6.35%, 12/1/2036 (f)	670	693
Pool # 1J1399, ARM, 6.75%, 12/1/2036 (f)	5	5
Pool # 1G1386, ARM, 6.84%, 12/1/2036 (f)	139	143
Pool # 1G1478, ARM, 6.66%, 1/1/2037 (f)	74	75
Pool # 1J1516, ARM, 6.63%, 2/1/2037 (f)	15	15
Pool # 1G1554, ARM, 6.84%, 2/1/2037 (f)	106	109
Pool # 1N0353, ARM, 6.86%, 2/1/2037 (f)	134	137
Pool # 1Q0739, ARM, 6.54%, 3/1/2037 (f)	208	212
Pool # 1B7303, ARM, 7.35%, 3/1/2037 (f)	13	13
Pool # 1J1564, ARM, 6.95%, 4/1/2037 (f)	182	188
Pool # 1Q0697, ARM, 6.19%, 5/1/2037 (f)	284	292
Pool # 1N1463, ARM, 6.52%, 5/1/2037 (f)	16	16
Pool # 1N1477, ARM, 6.53%, 5/1/2037 (f)	38	38
Pool # 1A1193, ARM, 6.64%, 5/1/2037 (f)	81	82
Pool # 1Q0783, ARM, 6.92%, 5/1/2037 (f)	131	134
Pool # 1J1621, ARM, 7.18%, 5/1/2037 (f)	137	143
Pool # 1J0533, ARM, 6.62%, 7/1/2037 (f)	19	20
Pool # 1J2945, ARM, 6.50%, 11/1/2037 (f)	36	36
Pool # 1Q0722, ARM, 6.83%, 4/1/2038 (f)	85	88
Pool # 1Q0789, ARM, 6.87%, 5/1/2038 (f)	16	16
Pool # 848699, ARM, 6.55%, 7/1/2040 (f)	76	79
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	24	24
Pool # C91417, 3.50%, 1/1/2032	1,027	1,014
Pool # C91403, 3.50%, 3/1/2032	394	388

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC Gold Pools, 30 Year
Pool # C00452, 7.00%, 4/1/2026	—	—
Pool # G00981, 8.50%, 7/1/2028	1	1
Pool # G02210, 7.00%, 12/1/2028	23	24
Pool # C47315, 6.50%, 8/1/2029	193	200
Pool # G03029, 6.00%, 10/1/2029	16	16
Pool # A88871, 7.00%, 1/1/2031	40	42
Pool # C68485, 7.00%, 7/1/2032	7	8
Pool # G01448, 7.00%, 8/1/2032	13	14
Pool # C75791, 5.50%, 1/1/2033	112	113
Pool # A13625, 5.50%, 10/1/2033	81	83
Pool # A16107, 6.00%, 12/1/2033	58	60
Pool # G01864, 5.00%, 1/1/2034	61	62
Pool # A17537, 6.00%, 1/1/2034	76	78
Pool # A23139, 5.00%, 6/1/2034	171	176
Pool # A61572, 5.00%, 9/1/2034	241	246
Pool # A28796, 6.50%, 11/1/2034	21	22
Pool # G03369, 6.50%, 1/1/2035	206	213
Pool # A70350, 5.00%, 3/1/2035	71	72
Pool # A46987, 5.50%, 7/1/2035	198	206
Pool # G05713, 6.50%, 12/1/2035	148	154
Pool # G03777, 5.00%, 11/1/2036	170	175
Pool # C02660, 6.50%, 11/1/2036	43	45
Pool # G02427, 5.50%, 12/1/2036	93	98
Pool # A57681, 6.00%, 12/1/2036	22	23
Pool # G02682, 7.00%, 2/1/2037	24	25
Pool # G04949, 6.50%, 11/1/2037	153	163
Pool # G03666, 7.50%, 1/1/2038	266	288
Pool # G04952, 7.50%, 1/1/2038	67	71
Pool # G04077, 6.50%, 3/1/2038	169	179
Pool # G05671, 5.50%, 8/1/2038	193	202
Pool # G05190, 7.50%, 9/1/2038	108	112
Pool # C03466, 5.50%, 3/1/2040	68	71
Pool # A93383, 5.00%, 8/1/2040	734	757
Pool # A93511, 5.00%, 8/1/2040	2,800	2,888
Pool # G06493, 4.50%, 5/1/2041	5,092	5,145
Pool # V80351, 3.00%, 8/1/2043	10,038	9,330
Pool # Q52834, 4.00%, 12/1/2047	1,110	1,077
Pool # Z40179, 4.00%, 7/1/2048	17,807	17,315
Pool # Q57995, 5.00%, 8/1/2048	3,054	3,130
Pool # Q61104, 4.00%, 1/1/2049	1,062	1,030
Pool # Q61107, 4.00%, 1/1/2049	1,817	1,764
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	50,852	48,014
Pool # P20570, 7.00%, 7/1/2029	3	3
Pool # G20027, 10.00%, 10/1/2030	4	4
Pool # B90491, 7.50%, 1/1/2032	130	134
Pool # WA3237, 3.55%, 11/1/2032	25,142	24,093

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # WA1630, 4.15%, 11/1/2032	6,745	6,696
Pool # U80192, 3.50%, 2/1/2033	648	635
Pool # U80342, 3.50%, 5/1/2033	292	287
Pool # U80345, 3.50%, 5/1/2033	1,756	1,730
Pool # WN3233, 3.19%, 7/1/2033	61,359	57,575
Pool # WN3225, 3.80%, 10/1/2034	20,000	19,230
Pool # P50523, 6.50%, 12/1/2035	38	37
Pool # H05030, 6.00%, 11/1/2036	5	5
Pool # L10291, 6.50%, 11/1/2036	427	445
Pool # P51353, 6.50%, 11/1/2036	449	465
Pool # P50595, 6.50%, 12/1/2036	747	788
Pool # P51361, 6.50%, 12/1/2036	328	339
Pool # G20028, 7.50%, 12/1/2036	340	349
Pool # P50536, 6.50%, 2/1/2037	11	11
Pool # WA3186, 3.86%, 4/1/2037	2,020	1,916
Pool # P50556, 6.50%, 6/1/2037	21	21
Pool # U90690, 3.50%, 6/1/2042	6,623	6,342
Pool # U90975, 4.00%, 6/1/2042	4,881	4,789
Pool # T65101, 4.00%, 10/1/2042	144	139
Pool # U90402, 3.50%, 11/1/2042	570	546
Pool # U90673, 4.00%, 1/1/2043	667	653
Pool # U91192, 4.00%, 4/1/2043	904	884
Pool # U91488, 3.50%, 5/1/2043	799	764
Pool # U99051, 3.50%, 6/1/2043	2,046	1,956
Pool # U99134, 4.00%, 1/1/2046	23,472	22,913
Pool # U69030, 4.50%, 1/1/2046	7,911	7,942
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	5,026	4,905
FHLMC UMBS, 30 Year
Pool # QG5005, 3.00%, 6/1/2048	9,347	8,494
Pool # ZT2236, 4.00%, 6/1/2048	14,066	13,655
Pool # ZT2212, 4.00%, 9/1/2048	3,307	3,209
Pool # QA0149, 4.00%, 6/1/2049	2,995	2,916
Pool # QA2578, 3.50%, 9/1/2049	1,169	1,092
Pool # RA2008, 4.00%, 1/1/2050	9,998	9,659
Pool # RA2282, 4.00%, 1/1/2050	5,822	5,724
Pool # QA7351, 3.00%, 2/1/2050	5,544	4,987
Pool # QB0704, 2.50%, 6/1/2050	9,110	7,769
Pool # QB1571, 2.50%, 7/1/2050	10,042	8,563
Pool # SD8089, 2.50%, 7/1/2050	76,233	65,471
Pool # QB2879, 2.50%, 8/1/2050	2,362	2,014
Pool # QB7670, 2.50%, 1/1/2051	4,203	3,577
Pool # QB8840, 2.50%, 2/1/2051	7,342	6,250
Pool # SD4044, 2.50%, 2/1/2051	32,931	28,614
Pool # QC2061, 2.00%, 5/1/2051	14,362	11,863
Pool # SD8152, 3.00%, 6/1/2051	10,673	9,539
Pool # RA6135, 2.50%, 10/1/2051	15,295	13,184
Pool # SD1964, 2.50%, 10/1/2051	55,523	47,872
Pool # RA6128, 3.00%, 10/1/2051	28,990	25,997

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # RA6228, 2.50%, 11/1/2051	16,170	13,895
Pool # RA6222, 3.00%, 11/1/2051	15,073	13,441
Pool # RA6459, 2.50%, 12/1/2051	26,318	22,404
Pool # RA6652, 2.50%, 1/1/2052	28,845	24,629
Pool # RA6606, 3.00%, 1/1/2052	19,324	17,374
Pool # SD0809, 3.00%, 1/1/2052	5,819	5,215
Pool # SD1076, 3.00%, 1/1/2052	10,229	9,165
Pool # SD5768, 3.00%, 1/1/2052	12,266	11,010
Pool # RA6815, 2.50%, 2/1/2052	6,046	5,206
Pool # RA6702, 3.00%, 2/1/2052	39,680	35,259
Pool # SD3952, 2.50%, 3/1/2052	39,950	34,431
Pool # SD7554, 2.50%, 4/1/2052	55,866	48,526
Pool # SD8212, 2.50%, 5/1/2052	65,798	56,282
Pool # SD3362, 3.00%, 5/1/2052	22,284	19,994
Pool # SD6410, 3.00%, 5/1/2052	10,371	9,300
Pool # SD8213, 3.00%, 5/1/2052	100,438	89,556
Pool # SL1024, 3.00%, 5/1/2052	28,964	26,073
Pool # SD6159, 3.00%, 6/1/2052	92,549	82,723
Pool # SL0293, 3.00%, 6/1/2052	2,024	1,815
Pool # RA7468, 4.00%, 6/1/2052	26,569	25,615
Pool # SD1365, 4.00%, 7/1/2052	49,451	47,368
Pool # RA7683, 5.00%, 7/1/2052	21,344	21,465
Pool # RA7843, 4.00%, 8/1/2052	34,755	33,295
Pool # SD1725, 4.00%, 10/1/2052	74,312	71,212
Pool # SD1713, 5.00%, 10/1/2052	30,772	31,139
Pool # SD2394, 4.50%, 11/1/2052	12,198	12,074
Pool # SD2355, 4.50%, 12/1/2052	9,770	9,670
Pool # RA8766, 5.00%, 3/1/2053	20,351	20,471
Pool # SD3567, 4.50%, 5/1/2053	15,787	15,626
Pool # RA9259, 5.00%, 6/1/2053	21,919	22,016
Pool # RJ2912, 5.50%, 11/1/2054	15,588	15,932
Pool # RJ2914, 5.50%, 11/1/2054	59,089	60,092
FNMA
Pool # 54844, ARM, 4.34%, 9/1/2027 (f)	2	2
Pool # 303532, ARM, 4.45%, 3/1/2029 (f)	1	1
Pool # 555732, ARM, 6.37%, 8/1/2033 (f)	79	80
Pool # 658481, ARM, 5.99%, 9/1/2033 (f)	151	152
Pool # 746299, ARM, 6.64%, 9/1/2033 (f)	25	26
Pool # 743546, ARM, 5.93%, 11/1/2033 (f)	103	104
Pool # 766610, ARM, 6.35%, 1/1/2034 (f)	11	12
Pool # 777132, ARM, 6.29%, 6/1/2034 (f)	92	95
Pool # 782306, ARM, 5.67%, 7/1/2034 (f)	2	2
Pool # 800422, ARM, 5.93%, 8/1/2034 (f)	89	89
Pool # 790235, ARM, 6.23%, 8/1/2034 (f)	41	42
Pool # 790964, ARM, 6.40%, 9/1/2034 (f)	5	5
Pool # 794792, ARM, 6.21%, 10/1/2034 (f)	25	26
Pool # 896463, ARM, 6.45%, 10/1/2034 (f)	56	58
Pool # 781563, ARM, 5.87%, 11/1/2034 (f)	9	9

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 799912, ARM, 6.24%, 11/1/2034 (f)	12	12
Pool # 810896, ARM, 5.99%, 1/1/2035 (f)	304	312
Pool # 809319, ARM, 6.67%, 1/1/2035 (f)	8	8
Pool # 816594, ARM, 6.25%, 2/1/2035 (f)	10	11
Pool # 820602, ARM, 6.60%, 3/1/2035 (f)	45	46
Pool # 745862, ARM, 6.39%, 4/1/2035 (f)	73	75
Pool # 821378, ARM, 6.04%, 5/1/2035 (f)	33	34
Pool # 823660, ARM, 6.59%, 5/1/2035 (f)	22	22
Pool # 832801, ARM, 6.46%, 9/1/2035 (f)	7	7
Pool # 851432, ARM, 6.58%, 10/1/2035 (f)	154	160
Pool # 849251, ARM, 6.05%, 1/1/2036 (f)	223	228
Pool # 745445, ARM, 6.32%, 1/1/2036 (f)	63	65
Pool # 920340, ARM, 6.87%, 2/1/2036 (f)	26	26
Pool # 920843, ARM, 7.02%, 3/1/2036 (f)	543	562
Pool # 868952, ARM, 6.81%, 5/1/2036 (f)	9	9
Pool # 872825, ARM, 6.42%, 6/1/2036 (f)	88	90
Pool # 884066, ARM, 6.61%, 6/1/2036 (f)	36	37
Pool # 892868, ARM, 6.52%, 7/1/2036 (f)	73	74
Pool # 884722, ARM, 6.12%, 8/1/2036 (f)	17	17
Pool # 886558, ARM, 6.34%, 8/1/2036 (f)	175	179
Pool # 920547, ARM, 6.23%, 9/1/2036 (f)	101	103
Pool # 893580, ARM, 6.32%, 9/1/2036 (f)	39	40
Pool # 886772, ARM, 6.48%, 9/1/2036 (f)	139	142
Pool # 894452, ARM, 6.57%, 9/1/2036 (f)	92	95
Pool # 894239, ARM, 6.06%, 10/1/2036 (f)	36	37
Pool # 900197, ARM, 6.79%, 10/1/2036 (f)	297	310
Pool # 900191, ARM, 6.82%, 10/1/2036 (f)	46	48
Pool # 902818, ARM, 6.32%, 11/1/2036 (f)	1	1
Pool # 902955, ARM, 6.01%, 12/1/2036 (f)	89	91
Pool # 920954, ARM, 5.92%, 1/1/2037 (f)	115	117
Pool # 888184, ARM, 6.52%, 1/1/2037 (f)	63	65
Pool # 913984, ARM, 6.09%, 2/1/2037 (f)	106	108
Pool # 915645, ARM, 6.63%, 2/1/2037 (f)	58	59
Pool # 888307, ARM, 6.62%, 4/1/2037 (f)	50	51
Pool # 948208, ARM, 5.82%, 7/1/2037 (f)	92	93
Pool # 938346, ARM, 6.56%, 7/1/2037 (f)	62	64
Pool # 995919, ARM, 6.59%, 7/1/2037 (f)	144	147
Pool # 945032, ARM, 7.08%, 8/1/2037 (f)	248	257
Pool # 952835, ARM, 6.41%, 9/1/2037 (f)	44	45
Pool # 946362, ARM, 6.51%, 9/1/2037 (f)	18	19
Pool # 946260, ARM, 6.66%, 9/1/2037 (f)	30	31
Pool # AD0085, ARM, 5.74%, 11/1/2037 (f)	134	135
Pool # 995108, ARM, 6.21%, 11/1/2037 (f)	61	63
Pool # AD0179, ARM, 5.78%, 12/1/2037 (f)	60	62
FNMA UMBS, 15 Year Pool # FM3386, 3.50%, 7/1/2034	429	426
FNMA UMBS, 20 Year
Pool # 256311, 6.00%, 7/1/2026	6	6
Pool # 256352, 6.50%, 8/1/2026	11	11

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 256803, 6.00%, 7/1/2027	23	24
Pool # 256962, 6.00%, 11/1/2027	15	16
Pool # 257007, 6.00%, 12/1/2027	43	44
Pool # 257048, 6.00%, 1/1/2028	76	78
Pool # 890222, 6.00%, 10/1/2028	49	50
Pool # AE0049, 6.00%, 9/1/2029	32	33
Pool # AO7761, 3.50%, 7/1/2032	278	274
Pool # MA1138, 3.50%, 8/1/2032	1,640	1,621
Pool # AL6238, 4.00%, 1/1/2035	4,849	4,801
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	3	3
Pool # 695533, 8.00%, 6/1/2027	5	5
Pool # 313687, 7.00%, 9/1/2027	—	—
Pool # 755973, 8.00%, 11/1/2028	27	27
Pool # 455759, 6.00%, 12/1/2028	3	3
Pool # 252211, 6.00%, 1/1/2029	4	4
Pool # 889020, 6.50%, 11/1/2029	494	511
Pool # 598559, 6.50%, 8/1/2031	33	34
Pool # 679886, 6.50%, 2/1/2032	83	85
Pool # 682078, 5.50%, 11/1/2032	182	187
Pool # 675555, 6.00%, 12/1/2032	36	36
Pool # AL0045, 6.00%, 12/1/2032	306	317
Pool # 683351, 5.50%, 2/1/2033	4	4
Pool # 357363, 5.50%, 3/1/2033	169	173
Pool # 674349, 6.00%, 3/1/2033	3	3
Pool # 688625, 6.00%, 3/1/2033	6	7
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 254693, 5.50%, 4/1/2033	121	124
Pool # 702901, 6.00%, 5/1/2033	43	44
Pool # 720576, 5.00%, 6/1/2033	28	28
Pool # 995656, 7.00%, 6/1/2033	162	169
Pool # 723852, 5.00%, 7/1/2033	38	39
Pool # 729296, 5.00%, 7/1/2033	32	33
Pool # 720155, 5.50%, 7/1/2033	26	26
Pool # 729379, 6.00%, 8/1/2033	16	16
Pool # AA0917, 5.50%, 9/1/2033	454	466
Pool # 737825, 6.00%, 9/1/2033	30	31
Pool # 750977, 4.50%, 11/1/2033	28	28
Pool # 725027, 5.00%, 11/1/2033	98	99
Pool # 755109, 5.50%, 11/1/2033	7	7
Pool # 753174, 4.00%, 12/1/2033	154	151
Pool # 725017, 5.50%, 12/1/2033	203	208
Pool # 759424, 5.50%, 1/1/2034	24	25
Pool # 751341, 5.50%, 3/1/2034	24	24
Pool # 770405, 5.00%, 4/1/2034	197	197
Pool # 776708, 5.00%, 5/1/2034	101	102
Pool # AC1317, 4.50%, 9/1/2034	32	32
Pool # 888568, 5.00%, 12/1/2034	70	71

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 810663, 5.00%, 1/1/2035	51	52
Pool # 995003, 7.50%, 1/1/2035	61	64
Pool # 995156, 7.50%, 3/1/2035	96	99
Pool # 735503, 6.00%, 4/1/2035	228	239
Pool # 827776, 5.00%, 7/1/2035	29	29
Pool # 820347, 5.00%, 9/1/2035	165	170
Pool # 745148, 5.00%, 1/1/2036	116	120
Pool # 888417, 6.50%, 1/1/2036	406	420
Pool # 745275, 5.00%, 2/1/2036	92	94
Pool # 833629, 7.00%, 3/1/2036	7	7
Pool # 745418, 5.50%, 4/1/2036	166	173
Pool # 888016, 5.50%, 5/1/2036	216	226
Pool # 888209, 5.50%, 5/1/2036	144	151
Pool # 870770, 6.50%, 7/1/2036	20	22
Pool # 976871, 6.50%, 8/1/2036	332	343
Pool # AA0922, 6.00%, 9/1/2036	793	828
Pool # 745948, 6.50%, 10/1/2036	96	102
Pool # AA1019, 6.00%, 11/1/2036	107	113
Pool # 888476, 7.50%, 5/1/2037	54	56
Pool # 928584, 6.50%, 8/1/2037	83	88
Pool # 945870, 6.50%, 8/1/2037	139	146
Pool # 986648, 6.00%, 9/1/2037	246	258
Pool # 928670, 7.00%, 9/1/2037	155	162
Pool # 888890, 6.50%, 10/1/2037	172	183
Pool # 888707, 7.50%, 10/1/2037	372	394
Pool # 888892, 7.50%, 11/1/2037	121	131
Pool # AL0662, 5.50%, 1/1/2038	259	267
Pool # 995505, 8.00%, 1/1/2038	9	10
Pool # 929331, 6.00%, 4/1/2038	68	70
Pool # 909236, 7.00%, 9/1/2038	238	252
Pool # 890268, 6.50%, 10/1/2038	212	224
Pool # 995149, 6.50%, 10/1/2038	836	888
Pool # 934591, 7.00%, 10/1/2038	189	200
Pool # AB2869, 6.00%, 11/1/2038	206	217
Pool # 991908, 7.00%, 11/1/2038	195	208
Pool # 995504, 7.50%, 11/1/2038	114	121
Pool # 257510, 7.00%, 12/1/2038	585	627
Pool # AD0753, 7.00%, 1/1/2039	689	736
Pool # AD0780, 7.50%, 4/1/2039	486	525
Pool # AC2948, 5.00%, 9/1/2039	338	348
Pool # AC3740, 5.50%, 9/1/2039	143	148
Pool # AC7296, 5.50%, 12/1/2039	207	215
Pool # AD7790, 5.00%, 8/1/2040	1,831	1,886
Pool # AD9151, 5.00%, 8/1/2040	626	647
Pool # AL2059, 4.00%, 6/1/2042	4,372	4,297
Pool # AB9017, 3.00%, 4/1/2043	6,736	6,254
Pool # AT5891, 3.00%, 6/1/2043	8,235	7,645
Pool # AB9860, 3.00%, 7/1/2043	5,962	5,535

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AL7527, 4.50%, 9/1/2043	2,838	2,864
Pool # AL7496, 3.50%, 5/1/2044	12,143	11,595
Pool # AX9319, 3.50%, 12/1/2044	5,042	4,796
Pool # AL7380, 3.50%, 2/1/2045	7,128	6,808
Pool # AS6479, 3.50%, 1/1/2046	17,566	16,818
Pool # BM1213, 4.00%, 4/1/2047	6,812	6,658
Pool # BH7650, 4.00%, 9/1/2047	2,890	2,806
Pool # BM3500, 4.00%, 9/1/2047	21,445	21,201
Pool # BE8344, 4.00%, 11/1/2047	995	966
Pool # BJ7248, 4.00%, 12/1/2047	3,043	2,959
Pool # BE8349, 4.00%, 1/1/2048	1,698	1,648
Pool # BJ5756, 4.00%, 1/1/2048	3,515	3,388
Pool # BJ7310, 4.00%, 1/1/2048	5,980	5,807
Pool # BJ8237, 4.00%, 1/1/2048	3,405	3,305
Pool # BJ8264, 4.00%, 1/1/2048	2,322	2,254
Pool # BM3375, 4.00%, 1/1/2048	4,186	4,070
Pool # BK1007, 4.00%, 2/1/2048	1,044	1,014
Pool # BK1134, 4.00%, 2/1/2048	3,622	3,517
Pool # BM3665, 4.00%, 3/1/2048	26,123	25,398
Pool # BE8366, 4.50%, 7/1/2048	2,822	2,812
Pool # BK7982, 5.00%, 7/1/2048	3,016	3,107
Pool # BN0271, 4.50%, 9/1/2048	872	869
Pool # BN1315, 4.50%, 9/1/2048	1,400	1,391
Pool # BN4733, 5.50%, 3/1/2049	233	243
Pool # BK8745, 4.50%, 4/1/2049	1,873	1,854
Pool # FM1939, 4.50%, 5/1/2049	9,471	9,394
Pool # BK8753, 4.50%, 6/1/2049	2,702	2,678
Pool # CA3713, 5.00%, 6/1/2049	1,186	1,206
Pool # BO2305, 4.00%, 7/1/2049	3,260	3,153
Pool # BO5607, 3.50%, 9/1/2049	1,865	1,744
Pool # BO1405, 4.00%, 9/1/2049	4,218	4,071
Pool # BO4392, 3.50%, 1/1/2050	3,748	3,516
Pool # BP3048, 3.00%, 3/1/2050	4,056	3,643
Pool # BP5299, 3.50%, 3/1/2050	4,587	4,448
Pool # CA5702, 2.50%, 5/1/2050	39,960	34,643
Pool # CA5729, 3.00%, 5/1/2050	4,456	3,995
Pool # FM3671, 4.50%, 5/1/2050	4,478	4,558
Pool # CA6079, 2.50%, 6/1/2050	39,896	34,021
Pool # BK2746, 2.50%, 7/1/2050	17,904	15,268
Pool # BP9823, 2.50%, 7/1/2050	570	486
Pool # BP9948, 2.50%, 7/1/2050	776	662
Pool # CA6361, 2.50%, 7/1/2050	41,404	36,028
Pool # CA6708, 2.50%, 8/1/2050	26,290	22,926
Pool # FM4051, 2.50%, 8/1/2050	17,403	14,994
Pool # CA6989, 2.50%, 9/1/2050	56,967	49,542
Pool # FM4532, 3.00%, 9/1/2050	10,811	9,722
Pool # BQ1155, 2.50%, 10/1/2050	15,749	13,430
Pool # BQ7669, 2.50%, 10/1/2050	692	590

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS3599, 2.50%, 1/1/2051	77,044	66,206
Pool # BQ4516, 2.00%, 2/1/2051	7,089	5,811
Pool # CB0047, 3.00%, 4/1/2051	16,019	14,235
Pool # CB0458, 2.50%, 5/1/2051	28,308	24,290
Pool # CB0514, 2.50%, 5/1/2051	22,775	19,683
Pool # CB0674, 2.50%, 5/1/2051	41,902	36,007
Pool # CB0531, 3.00%, 5/1/2051	59,190	53,035
Pool # FM8172, 3.00%, 5/1/2051	19,610	17,583
Pool # FM7916, 2.50%, 6/1/2051	18,103	15,611
Pool # FS5384, 2.50%, 6/1/2051	70,802	61,435
Pool # FM9523, 2.50%, 7/1/2051	12,306	10,809
Pool # CB1411, 3.00%, 8/1/2051	45,161	40,465
Pool # FM8817, 2.50%, 9/1/2051	41,152	35,531
Pool # FS4539, 3.00%, 9/1/2051	8,316	7,458
Pool # BU0070, 2.50%, 10/1/2051	39,859	34,109
Pool # CB1901, 2.50%, 10/1/2051	35,590	31,041
Pool # FM9195, 2.50%, 10/1/2051	45,461	39,192
Pool # CB1874, 3.00%, 10/1/2051	3,467	3,109
Pool # CB1878, 3.00%, 10/1/2051	8,080	7,240
Pool # MA4466, 2.50%, 11/1/2051	78,395	67,244
Pool # CB2066, 3.00%, 11/1/2051	6,683	5,993
Pool # FS4645, 4.00%, 11/1/2051	13,764	13,198
Pool # CB2297, 2.50%, 12/1/2051	14,600	12,583
Pool # FM9882, 2.50%, 12/1/2051	9,169	7,876
Pool # FS3611, 2.50%, 12/1/2051	5,910	5,128
Pool # FS2559, 3.00%, 12/1/2051	25,831	23,145
Pool # MA4494, 3.00%, 12/1/2051	5,738	5,136
Pool # FS4108, 4.00%, 12/1/2051	4,237	4,064
Pool # BU7561, 2.50%, 1/1/2052	17,801	15,363
Pool # CB2637, 2.50%, 1/1/2052	55,597	47,936
Pool # FS0196, 2.50%, 1/1/2052	61,628	52,461
Pool # BV0492, 3.00%, 1/1/2052	9,134	8,184
Pool # CB2664, 3.00%, 1/1/2052	5,719	5,128
Pool # FS5731, 3.00%, 1/1/2052	25,337	22,575
Pool # BV3339, 2.50%, 2/1/2052	8,001	6,915
Pool # FA2022, 2.50%, 2/1/2052	17,714	15,260
Pool # FS4284, 2.50%, 2/1/2052	45,565	39,051
Pool # MA4548, 2.50%, 2/1/2052	50,781	43,490
Pool # BV4133, 2.50%, 3/1/2052	44,230	37,705
Pool # CB3031, 2.50%, 3/1/2052	11,065	9,469
Pool # FS0882, 2.50%, 3/1/2052	40,820	35,399
Pool # FS4533, 2.50%, 3/1/2052	5,898	5,083
Pool # FS5446, 2.50%, 3/1/2052	42,379	36,298
Pool # FS0957, 3.00%, 3/1/2052	30,792	27,389
Pool # FS2246, 3.00%, 3/1/2052	33,426	30,425
Pool # FS4393, 3.00%, 3/1/2052	12,310	10,973
Pool # BV5360, 2.50%, 4/1/2052	49,271	42,145
Pool # FS7697, 2.50%, 4/1/2052	31,720	27,323

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB3360, 3.00%, 4/1/2052	7,692	6,847
Pool # CB3361, 3.00%, 4/1/2052	26,235	23,507
Pool # FS6301, 3.00%, 4/1/2052	16,429	14,733
Pool # BU8924, 3.50%, 4/1/2052	21,403	19,836
Pool # CB3378, 4.00%, 4/1/2052	21,187	20,303
Pool # BV7119, 4.50%, 4/1/2052	647	635
Pool # BV7121, 4.50%, 4/1/2052	1,109	1,096
Pool # BV7122, 4.50%, 4/1/2052	3,266	3,223
Pool # BV7124, 4.50%, 4/1/2052	992	980
Pool # FS9052, 3.00%, 5/1/2052	19,732	17,547
Pool # BV8375, 4.00%, 5/1/2052	15,237	14,570
Pool # CB3629, 4.00%, 5/1/2052	37,160	35,622
Pool # FS1669, 4.00%, 5/1/2052	23,388	22,750
Pool # BV7111, 4.50%, 5/1/2052	1,353	1,337
Pool # BV7133, 4.50%, 5/1/2052	826	816
Pool # FS2773, 2.50%, 6/1/2052	9,840	8,556
Pool # FS2645, 3.00%, 6/1/2052	16,184	14,524
Pool # CB3786, 4.00%, 6/1/2052	31,046	29,724
Pool # FS8849, 3.00%, 7/1/2052	18,221	16,339
Pool # FA1355, 4.00%, 7/1/2052	35,046	33,581
Pool # FA1708, 3.00%, 8/1/2052	47,769	42,967
Pool # FS8358, 3.50%, 8/1/2052	19,463	18,064
Pool # FS4076, 4.00%, 8/1/2052	15,418	14,791
Pool # CB4587, 4.50%, 9/1/2052	15,561	15,306
Pool # CB4628, 5.00%, 9/1/2052	72,965	73,380
Pool # FS2982, 5.00%, 9/1/2052	23,356	23,485
Pool # CB4642, 6.00%, 9/1/2052	13,147	13,563
Pool # FS3977, 4.50%, 11/1/2052	2,550	2,524
Pool # BV0962, 5.00%, 11/1/2052	11,015	11,025
Pool # BW1328, 5.00%, 11/1/2052	40,614	40,724
Pool # CB5267, 4.50%, 12/1/2052	17,658	17,398
Pool # CB5412, 4.00%, 1/1/2053	6,083	5,820
Pool # CB5666, 4.00%, 2/1/2053	37,988	36,400
Pool # CB5896, 5.00%, 3/1/2053	20,971	21,012
Pool # CB5898, 5.00%, 3/1/2053	16,341	16,431
Pool # CB6313, 5.00%, 5/1/2053	13,947	13,987
Pool # BX4395, 5.50%, 5/1/2053	7,886	8,071
Pool # BY4714, 5.00%, 6/1/2053	128,688	128,828
Pool # BY4776, 5.00%, 7/1/2053	87,371	87,234
Pool # BY4770, 5.50%, 7/1/2053	16,591	16,965
Pool # BY4775, 5.50%, 7/1/2053	11,856	12,025
Pool # BY7101, 5.50%, 8/1/2053	6,199	6,338
Pool # BY7130, 6.00%, 9/1/2053	9,088	9,405
Pool # DB1954, 5.00%, 11/1/2054	85,539	85,432
Pool # DB4827, 5.00%, 11/1/2054	39,917	39,865
Pool # CC0876, 6.00%, 8/1/2055	20,142	20,809
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	17	18

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 653815, 7.00%, 2/1/2033	4	4
Pool # 752786, 6.00%, 9/1/2033	45	46
Pool # CA3029, 4.00%, 1/1/2049	3,993	3,833
Pool # CA5105, 3.50%, 2/1/2050	6,055	5,601
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	3,106	3,098
Pool # AN0767, 3.18%, 1/1/2026	7,261	7,236
Pool # AN1590, 2.40%, 5/1/2026	8,096	8,024
Pool # AN1497, 2.61%, 6/1/2026	11,034	10,934
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,918
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,753
Pool # 468645, 4.54%, 7/1/2026	1,894	1,897
Pool # AN2367, 2.46%, 8/1/2026	5,586	5,518
Pool # 468927, 4.77%, 8/1/2026	4,574	4,589
Pool # AM6448, 3.25%, 9/1/2026	8,624	8,562
Pool # AM7117, 3.14%, 12/1/2026	16,736	16,587
Pool # AM7262, 3.19%, 12/1/2026	14,787	14,657
Pool # AM7011, 3.22%, 12/1/2026	2,498	2,478
Pool # FN0029, 4.47%, 12/1/2026 (f)	4,218	4,234
Pool # AM8008, 2.94%, 2/1/2027	10,440	10,310
Pool # AM8803, 2.78%, 6/1/2027	3,562	3,504
Pool # AM9170, 3.00%, 6/1/2027	3,969	3,916
Pool # AM9345, 3.25%, 7/1/2027	6,723	6,657
Pool # AN7048, 2.90%, 10/1/2027	5,915	5,815
Pool # AM1469, 2.96%, 11/1/2027	3,235	3,189
Pool # AN7669, 2.83%, 12/1/2027	18,432	18,082
Pool # AN8114, 3.00%, 1/1/2028	7,113	6,998
Pool # AN8048, 3.08%, 1/1/2028	43,775	43,318
Pool # AN7943, 3.10%, 1/1/2028	13,701	13,494
Pool # BS8221, 4.56%, 5/1/2028	10,254	10,400
Pool # AN1600, 2.59%, 6/1/2028	5,672	5,524
Pool # AN9686, 3.52%, 6/1/2028	29,378	29,138
Pool # AN9486, 3.57%, 6/1/2028	25,500	25,319
Pool # AN2005, 2.73%, 7/1/2028	8,978	8,716
Pool # 387806, 3.55%, 8/1/2028	14,761	14,640
Pool # BS8383, 4.62%, 11/1/2028	7,514	7,681
Pool # BS8384, 4.62%, 11/1/2028	5,246	5,363
Pool # BL1040, 3.81%, 12/1/2028	42,090	42,033
Pool # BL0907, 3.88%, 12/1/2028	11,997	11,938
Pool # BL1435, 3.53%, 1/1/2029	22,456	22,221
Pool # BS8376, 4.60%, 5/1/2029	9,263	9,484
Pool # BL4317, 2.27%, 9/1/2029	4,291	4,048
Pool # BS6615, 3.50%, 9/1/2029	14,504	14,303
Pool # BS6621, 3.50%, 9/1/2029	32,089	31,600
Pool # AN6846, 2.93%, 10/1/2029	12,601	12,114
Pool # BS6739, 3.82%, 10/1/2029	45,001	44,869
Pool # BL4592, 2.28%, 11/1/2029	27,630	25,985
Pool # BL4333, 2.52%, 11/1/2029	38,731	36,727

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM8123, 2.92%, 2/1/2030	7,068	6,809
Pool # AM7785, 3.17%, 2/1/2030	5,452	5,286
Pool # AM7516, 3.55%, 2/1/2030	13,000	12,798
Pool # BS7388, 4.82%, 3/1/2030	10,437	10,748
Pool # AM8692, 3.03%, 4/1/2030	25,000	24,143
Pool # AM8544, 3.08%, 4/1/2030	13,508	13,072
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,864
Pool # AM8151, 2.94%, 5/1/2030	11,470	11,021
Pool # AN9154, 3.64%, 5/1/2030	3,796	3,747
Pool # BS7669, 4.75%, 5/1/2030	8,177	8,428
Pool # AM9020, 2.97%, 6/1/2030	6,955	6,691
Pool # BS8461, 4.27%, 6/1/2030	22,856	23,081
Pool # BS7678, 4.75%, 6/1/2030	8,500	8,761
Pool # BS8846, 4.09%, 7/1/2030	34,350	34,389
Pool # BS7681, 4.75%, 7/1/2030	4,758	4,906
Pool # BZ1291, 4.82%, 8/1/2030	15,307	15,815
Pool # AN9293, 3.71%, 9/1/2030	60,000	59,130
Pool # BS8736, 4.37%, 10/1/2030	9,238	9,330
Pool # BL9494, 1.46%, 12/1/2030	10,000	8,820
Pool # BS8375, 4.66%, 1/1/2031	9,425	9,700
Pool # BS7921, 4.77%, 1/1/2031	9,144	9,430
Pool # BZ0423, 4.31%, 2/1/2031	38,469	38,806
Pool # BZ0424, 4.31%, 2/1/2031	19,031	19,198
Pool # BS8377, 4.66%, 2/1/2031	1,184	1,219
Pool # BS9557, 5.23%, 2/1/2031	7,554	7,924
Pool # AH9683, 5.00%, 4/1/2031	164	166
Pool # BS2035, 1.84%, 6/1/2031	33,900	30,250
Pool # AN1829, 2.90%, 6/1/2031	6,679	6,334
Pool # BS2422, 1.67%, 7/1/2031	36,050	31,688
Pool # BL3298, 2.86%, 8/1/2031	6,857	6,444
Pool # BS9623, 4.91%, 8/1/2031	5,153	5,332
Pool # BL4310, 2.35%, 10/1/2031	10,669	9,748
Pool # AN2625, 2.50%, 10/1/2031	8,858	8,185
Pool # AN2513, 2.63%, 10/1/2031	25,000	23,152
Pool # BZ2211, 3.90%, 11/1/2031	47,210	46,655
Pool # BS4338, 1.82%, 1/1/2032	26,665	23,406
Pool # BS4124, 1.94%, 1/1/2032	11,019	9,814
Pool # BS4030, 1.96%, 1/1/2032	19,688	17,462
Pool # BS3869, 2.00%, 1/1/2032	36,000	31,946
Pool # BS4650, 2.02%, 1/1/2032	7,541	6,715
Pool # BS4396, 2.05%, 1/1/2032	10,000	8,871
Pool # BS4200, 2.05%, 2/1/2032	34,650	30,728
Pool # BM7037, 1.75%, 3/1/2032 (f)	102,702	89,865
Pool # BL5789, 2.40%, 3/1/2032	12,121	11,010
Pool # BS5204, 2.50%, 4/1/2032	6,186	5,636
Pool # BS5130, 2.55%, 4/1/2032	45,749	41,893
Pool # BS5069, 2.73%, 4/1/2032	2,469	2,269
Pool # AN5065, 3.34%, 4/1/2032	26,680	25,568

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5330, 2.85%, 5/1/2032	14,317	13,260
Pool # BS5298, 3.07%, 5/1/2032	36,743	34,461
Pool # BS5907, 3.54%, 6/1/2032	10,756	10,336
Pool # BS6033, 3.97%, 7/1/2032	2,081	2,050
Pool # BS6301, 3.67%, 8/1/2032	19,145	18,518
Pool # BS6258, 3.70%, 8/1/2032	3,310	3,217
Pool # BS6409, 3.88%, 8/1/2032	2,206	2,154
Pool # BS6288, 3.89%, 8/1/2032	11,011	10,812
Pool # BS6597, 3.67%, 9/1/2032	13,781	13,254
Pool # BS6305, 3.68%, 9/1/2032	54,320	52,701
Pool # BS6316, 3.76%, 9/1/2032	20,000	19,575
Pool # BS6339, 3.80%, 9/1/2032	65,061	63,474
Pool # BS6381, 3.89%, 9/1/2032	22,000	21,516
Pool # BS6159, 3.92%, 9/1/2032	6,000	5,907
Pool # BM6466, 1.33%, 10/1/2032 (f)	105,286	88,147
Pool # BS6845, 4.22%, 10/1/2032	43,000	42,959
Pool # BS6915, 4.60%, 10/1/2032	36,000	36,600
Pool # BS8968, 4.73%, 10/1/2032	15,496	15,864
Pool # BM6492, 1.51%, 11/1/2032 (f)	44,604	37,775
Pool # BM7110, 3.88%, 11/1/2032 (f)	27,390	26,847
Pool # BS6840, 4.18%, 11/1/2032	8,255	8,227
Pool # BS6841, 4.18%, 11/1/2032	11,615	11,566
Pool # BS6995, 4.18%, 11/1/2032	19,825	19,778
Pool # BS6868, 4.61%, 11/1/2032	7,463	7,648
Pool # BS9560, 5.30%, 11/1/2032	4,300	4,534
Pool # AQ7084, 3.50%, 12/1/2032	661	647
Pool # BS7083, 4.59%, 12/1/2032	34,142	34,954
Pool # BS7019, 4.60%, 12/1/2032	33,325	34,028
Pool # BS7298, 4.86%, 12/1/2032	7,000	7,269
Pool # BS7320, 4.88%, 12/1/2032	14,287	14,802
Pool # 650236, 5.00%, 12/1/2032	3	3
Pool # BS7303, 5.34%, 12/1/2032	10,671	11,308
Pool # BM6552, 1.56%, 1/1/2033 (f)	98,639	83,636
Pool # BS7496, 4.33%, 1/1/2033	12,054	12,105
Pool # BS7558, 4.40%, 1/1/2033	15,134	15,262
Pool # BS7595, 4.46%, 1/1/2033	9,381	9,498
Pool # BS7147, 4.95%, 1/1/2033	10,746	11,140
Pool # AR7484, 3.50%, 2/1/2033	1,223	1,207
Pool # BS7843, 3.90%, 2/1/2033	60,000	58,665
Pool # BS7775, 4.14%, 3/1/2033	8,725	8,650
Pool # BS8110, 4.30%, 3/1/2033	44,672	44,494
Pool # BS7786, 4.24%, 4/1/2033	38,198	38,040
Pool # BS8223, 4.50%, 4/1/2033	6,368	6,458
Pool # BS8055, 4.71%, 4/1/2033	14,699	15,056
Pool # BS8185, 4.17%, 5/1/2033	13,528	13,456
Pool # BS8213, 4.22%, 5/1/2033	17,966	17,940
Pool # BS8546, 4.37%, 5/1/2033	32,295	32,463
Pool # BS8284, 4.43%, 5/1/2033	8,651	8,733

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8610, 4.48%, 5/1/2033	4,615	4,673
Pool # BS8247, 4.53%, 5/1/2033	3,900	3,961
Pool # BS8609, 4.53%, 5/1/2033	6,149	6,246
Pool # AT7117, 3.50%, 6/1/2033	443	435
Pool # BS8756, 4.14%, 6/1/2033	18,345	18,177
Pool # BS8644, 4.32%, 6/1/2033	22,338	22,405
Pool # BS8661, 4.34%, 6/1/2033	4,663	4,694
Pool # BS8665, 4.34%, 6/1/2033	5,025	5,043
Pool # BS8571, 4.43%, 6/1/2033	6,239	6,309
Pool # AN6000, 3.21%, 7/1/2033	9,181	8,612
Pool # AN9695, 3.67%, 7/1/2033	32,550	31,325
Pool # AN9496, 3.75%, 7/1/2033	24,000	23,309
Pool # AN9950, 3.89%, 7/1/2033	8,410	8,152
Pool # BS9089, 4.51%, 7/1/2033	31,800	32,312
Pool # BS8883, 4.58%, 7/1/2033	35,052	35,465
Pool # BS2642, 1.85%, 8/1/2033	9,182	7,832
Pool # BS3169, 1.82%, 9/1/2033	6,842	5,767
Pool # BS2496, 1.88%, 9/1/2033	7,883	6,661
Pool # BS9470, 4.45%, 10/1/2033	17,758	17,984
Pool # BS9471, 4.45%, 10/1/2033	16,368	16,576
Pool # BS9185, 4.51%, 10/1/2033	26,043	26,385
Pool # BS9182, 4.52%, 10/1/2033	29,035	29,541
Pool # BS3315, 1.82%, 11/1/2033	10,924	9,122
Pool # BZ0419, 4.25%, 1/1/2034	21,000	20,890
Pool # BS4824, 2.50%, 2/1/2034	60,280	52,718
Pool # BZ0430, 4.32%, 2/1/2034	40,000	40,102
Pool # 810997, 5.50%, 10/1/2034	77	76
Pool # AM7122, 3.61%, 11/1/2034	4,706	4,506
Pool # BL5976, 2.49%, 4/1/2035	22,962	19,671
Pool # AM8474, 3.45%, 4/1/2035	4,256	4,021
Pool # AM8475, 3.45%, 4/1/2035	1,726	1,631
Pool # BL6315, 2.20%, 5/1/2035	5,081	4,249
Pool # AM9188, 3.12%, 6/1/2035	22,850	20,850
Pool # BL7110, 1.76%, 7/1/2035	12,424	10,137
Pool # AM9532, 3.63%, 10/1/2035	3,241	3,092
Pool # BS5413, 3.41%, 12/1/2035	10,250	9,345
Pool # AN0375, 3.76%, 12/1/2035	5,116	4,920
Pool # 256051, 5.50%, 12/1/2035	49	50
Pool # 256128, 6.00%, 2/1/2036	11	11
Pool # 880219, 7.00%, 2/1/2036	51	53
Pool # 920934, 6.50%, 1/1/2037	165	170
Pool # 888408, 6.00%, 3/1/2037	171	175
Pool # 888373, 7.00%, 3/1/2037	26	26
Pool # 888412, 7.00%, 4/1/2037	20	20
Pool # BS5648, 3.87%, 6/1/2037	10,561	9,903
Pool # BS5650, 3.87%, 6/1/2037	14,180	13,357
Pool # BS5761, 3.87%, 6/1/2037	10,964	10,328
Pool # 995783, 8.00%, 11/1/2037	66	69

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 257209, 5.50%, 5/1/2038	73	75
Pool # MA0127, 5.50%, 6/1/2039	98	99
Pool # AL2606, 4.00%, 3/1/2042	179	173
Pool # AO7225, 4.00%, 7/1/2042	1,152	1,129
Pool # AO9352, 4.00%, 7/1/2042	1,445	1,416
Pool # AO9353, 4.00%, 7/1/2042	1,712	1,675
Pool # MA1125, 4.00%, 7/1/2042	953	934
Pool # MA1178, 4.00%, 9/1/2042	5,439	5,331
Pool # MA1213, 3.50%, 10/1/2042	2,476	2,365
Pool # MA1251, 3.50%, 11/1/2042	6,304	6,021
Pool # MA1253, 4.00%, 11/1/2042	4,500	4,404
Pool # AR1397, 3.00%, 1/1/2043	5,072	4,709
Pool # MA1328, 3.50%, 1/1/2043	913	872
Pool # AQ9999, 3.00%, 2/1/2043	2,317	2,151
Pool # MA1373, 3.50%, 3/1/2043	1,535	1,466
Pool # MA1404, 3.50%, 4/1/2043	4,459	4,259
Pool # AB9096, 4.00%, 4/1/2043	483	473
Pool # AB9196, 3.50%, 5/1/2043	1,207	1,153
Pool # AT4051, 3.50%, 5/1/2043	539	515
Pool # MA1437, 3.50%, 5/1/2043	4,906	4,686
Pool # AT5914, 3.50%, 6/1/2043	3,051	2,915
Pool # MA1463, 3.50%, 6/1/2043	6,136	5,831
Pool # AB9704, 4.00%, 6/1/2043	1,029	998
Pool # MA1711, 4.50%, 12/1/2043	6,799	6,826
Pool # AL6167, 3.50%, 1/1/2044	3,272	3,125
Pool # MA1759, 4.00%, 1/1/2044	2,193	2,144
Pool # MA1760, 4.50%, 1/1/2044	2,022	2,030
Pool # AV9286, 4.00%, 2/1/2044	1,762	1,723
Pool # MA1800, 4.00%, 2/1/2044	1,369	1,338
Pool # MA1828, 4.50%, 3/1/2044	5,285	5,305
Pool # MA2429, 4.00%, 10/1/2045	1,562	1,516
Pool # MA2565, 4.00%, 3/1/2046	2,284	2,216
Pool # BM5835, 3.00%, 9/1/2047	7,851	7,191
Pool # AD0523, 6.00%, 11/1/2048	165	167
Pool # BF0131, 3.50%, 8/1/2056	34,943	32,247
Pool # BF0144, 3.50%, 10/1/2056	2,243	2,064
Pool # BF0690, 3.00%, 2/1/2057	7,828	7,145
Pool # BF0230, 5.50%, 1/1/2058	34,134	35,644
Pool # BF0341, 5.50%, 1/1/2059	14,666	15,062
Pool # BM7076, 4.00%, 4/1/2059	38,073	36,461
Pool # BF0396, 2.50%, 8/1/2059	25,709	21,761
Pool # BM6734, 4.00%, 8/1/2059	26,755	25,491
Pool # BF0464, 3.50%, 3/1/2060	40,145	36,847
Pool # BF0520, 3.00%, 1/1/2061	52,270	46,181
Pool # BM7075, 3.00%, 3/1/2061	58,632	51,802
Pool # BF0546, 2.50%, 7/1/2061	65,285	54,108
Pool # BF0562, 3.50%, 9/1/2061	48,200	43,817
Pool # BF0577, 2.50%, 12/1/2061	10,919	9,212

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0590, 2.50%, 12/1/2061	15,670	12,987
Pool # BF0579, 3.00%, 12/1/2061	18,385	15,948
Pool # BF0583, 4.00%, 12/1/2061	25,680	24,290
Pool # BF0586, 5.00%, 12/1/2061	10,977	11,008
Pool # BF0617, 2.50%, 3/1/2062	74,221	61,514
Pool # BF0602, 3.00%, 3/1/2062	26,944	23,371
Pool # BF0603, 3.50%, 3/1/2062	18,356	16,829
Pool # BF0604, 3.50%, 3/1/2062	28,723	26,111
Pool # BF0605, 4.00%, 3/1/2062	14,731	13,870
Pool # BF0674, 2.50%, 4/1/2062	59,878	49,626
Pool # BF0759, 2.50%, 5/1/2062	55,869	46,304
Pool # BF0673, 2.50%, 6/1/2062	39,926	33,091
Pool # BF0654, 3.00%, 6/1/2062	31,193	27,057
Pool # BF0648, 3.50%, 6/1/2062	20,101	18,429
Pool # BF0655, 3.50%, 6/1/2062	39,002	35,456
Pool # BF0649, 4.00%, 6/1/2062	18,457	17,653
Pool # BF0677, 4.00%, 9/1/2062	40,139	37,967
Pool # BF0701, 3.50%, 12/1/2062	15,360	13,963
Pool # BF0733, 3.00%, 6/1/2063	28,391	24,627
Pool # BF0764, 3.50%, 9/1/2063	22,353	20,403
Pool # BF0767, 4.00%, 9/1/2063	45,890	43,407
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 12/25/2055 (g)	338,195	287,690
TBA, 4.00%, 12/25/2055 (g)	22,300	21,237
GNMA I, 30 Year
Pool # 411829, 7.50%, 7/15/2027	2	2
Pool # 554108, 6.50%, 3/15/2028	13	13
Pool # 468236, 6.50%, 9/15/2028	16	16
Pool # 486537, 7.50%, 9/15/2028	4	4
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 781328, 7.00%, 9/15/2031	145	151
Pool # 569568, 6.50%, 1/15/2032	139	144
Pool # 591882, 6.50%, 7/15/2032	11	11
Pool # 607645, 6.50%, 2/15/2033	41	42
Pool # 607724, 7.00%, 2/15/2033	29	30
Pool # 783123, 5.50%, 4/15/2033	882	914
Pool # 604209, 6.50%, 4/15/2033	33	34
Pool # 614546, 5.50%, 6/15/2033	8	8
Pool # 781614, 7.00%, 6/15/2033	49	52
Pool # 781689, 5.50%, 12/15/2033	30	31
Pool # 632415, 5.50%, 7/15/2034	17	18
Pool # 574710, 5.50%, 9/15/2034	12	12
Pool # 782615, 7.00%, 6/15/2035	305	322
Pool # 782025, 6.50%, 12/15/2035	128	133
Pool # 617486, 7.00%, 4/15/2037	43	44
Pool # 782212, 7.50%, 10/15/2037	91	95
Pool # BI6868, 5.00%, 3/15/2049	1,847	1,882
Pool # BM1726, 5.00%, 3/15/2049	1,450	1,477

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CO1894, 4.50%, 7/15/2052	6,947	7,052
Pool # CU0289, 6.50%, 6/15/2053	9,834	10,156
GNMA II
Pool # CE5521, ARM, 5.38%, 8/20/2071 (f)	12,125	12,686
Pool # CE5523, ARM, 5.44%, 8/20/2071 (f)	16,738	17,494
Pool # CE9356, ARM, 5.19%, 9/20/2071 (f)	7,987	8,277
Pool # CE5537, ARM, 5.41%, 9/20/2071 (f)	33,186	34,793
Pool # CE5533, ARM, 5.42%, 9/20/2071 (f)	38,336	40,134
Pool # CE5536, ARM, 5.45%, 9/20/2071 (f)	30,866	32,385
Pool # CE5544, ARM, 5.36%, 10/20/2071 (f)	36,259	37,943
Pool # CE5550, ARM, 5.39%, 10/20/2071 (f)	18,235	19,087
Pool # CE5552, ARM, 5.38%, 11/20/2071 (f)	36,541	38,258
Pool # CK2783, ARM, 5.34%, 2/20/2072 (f)	87,229	91,281
Pool # CK2789, ARM, 5.36%, 2/20/2072 (f)	31,291	32,763
Pool # CM0227, ARM, 5.37%, 2/20/2072 (f)	29,714	31,107
Pool # CM0228, ARM, 5.59%, 2/20/2072 (f)	19,906	20,978
Pool # CL8129, ARM, 5.26%, 3/20/2072 (f)	19,792	20,655
Pool # CK2802, ARM, 5.29%, 3/20/2072 (f)	27,577	28,829
Pool # CM0234, ARM, 5.31%, 3/20/2072 (f)	30,106	31,494
Pool # CK2800, ARM, 5.33%, 3/20/2072 (f)	22,883	23,961
Pool # CM9946, ARM, 5.34%, 3/20/2072 (f)	18,019	18,861
Pool # CK2794, ARM, 5.35%, 3/20/2072 (f)	43,923	46,008
Pool # CK2791, ARM, 5.36%, 3/20/2072 (f)	42,928	44,973
Pool # CK2793, ARM, 5.36%, 3/20/2072 (f)	42,122	44,090
Pool # CK2803, ARM, 5.31%, 4/20/2072 (f)	43,624	45,666
Pool # BL8377, ARM, 5.38%, 4/20/2072 (f)	37,133	39,025
Pool # CN0126, ARM, 5.35%, 5/20/2072 (f)	34,869	36,529
Pool # CN7634, ARM, 5.41%, 6/20/2072 (f)	27,320	28,761
Pool # 786250, ARM, 5.53%, 6/20/2072 (f)	38,872	41,127
Pool # CL8191, ARM, 5.50%, 7/20/2072 (f)	22,717	23,997
Pool # CO0363, ARM, 5.54%, 7/20/2072 (f)	28,939	30,648
GNMA II, 30 Year
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	2	2
Pool # 2512, 8.00%, 11/20/2027	2	2
Pool # 2525, 8.00%, 12/20/2027	2	2
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2562, 6.00%, 3/20/2028	4	4
Pool # 2646, 7.50%, 9/20/2028	5	5
Pool # 2781, 6.50%, 7/20/2029	119	123
Pool # 4224, 7.00%, 8/20/2038	50	53
Pool # 4245, 6.00%, 9/20/2038	1,244	1,336
Pool # 783389, 6.00%, 8/20/2039	483	505
Pool # 783444, 5.50%, 9/20/2039	307	317
Pool # 783967, 4.25%, 12/20/2044	3,237	3,092

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AK8791, 3.75%, 7/20/2045	1,084	1,018
Pool # BD0481, 4.00%, 12/20/2047	1,026	978
Pool # BD0484, 4.50%, 12/20/2047	4,472	4,382
Pool # BE0207, 4.50%, 2/20/2048	3,094	3,044
Pool # BE0208, 4.50%, 2/20/2048	4,523	4,453
Pool # BE5169, 4.50%, 2/20/2048	4,760	4,691
Pool # BA7567, 4.50%, 5/20/2048	1,365	1,332
Pool # BG6360, 5.00%, 5/20/2048	5,258	5,408
Pool # BF2574, 5.50%, 5/20/2048	124	129
Pool # BI0728, 5.00%, 7/20/2048	6,356	6,508
Pool # BD0551, 4.50%, 8/20/2048	1,578	1,562
Pool # BI5288, 5.00%, 8/20/2048	7,912	8,056
Pool # BI5289, 5.00%, 8/20/2048	11,289	11,557
Pool # AY2411, 4.25%, 9/20/2048	2,985	2,885
Pool # 784598, 5.00%, 9/20/2048	8,616	8,818
Pool # 784626, 4.50%, 10/20/2048	1,192	1,174
Pool # BK2586, 5.00%, 11/20/2048	1,224	1,240
Pool # BJ7082, 5.00%, 12/20/2048	488	492
Pool # BJ7085, 5.00%, 12/20/2048	941	963
Pool # BK7169, 5.00%, 12/20/2048	4,427	4,482
Pool # BK8878, 4.50%, 2/20/2049	2,045	1,993
Pool # BK7189, 5.00%, 2/20/2049	4,814	4,892
Pool # BJ9972, 5.50%, 2/20/2049	1,139	1,167
Pool # BK7198, 4.50%, 3/20/2049	2,111	2,068
Pool # BK7199, 5.00%, 3/20/2049	696	709
Pool # BL8042, 5.00%, 3/20/2049	4,521	4,609
Pool # BL9333, 5.00%, 3/20/2049	2,539	2,614
Pool # BG0079, 5.50%, 3/20/2049	792	812
Pool # BL6756, 5.50%, 3/20/2049	295	303
Pool # BJ1322, 5.00%, 4/20/2049	3,948	4,092
Pool # BJ9622, 5.00%, 4/20/2049	1,446	1,461
Pool # BK7209, 5.00%, 4/20/2049	3,292	3,354
Pool # BL6758, 5.50%, 4/20/2049	632	648
Pool # BM9664, 4.50%, 5/20/2049	5,106	5,086
Pool # BM9683, 5.00%, 6/20/2049	11,257	11,481
Pool # BO2880, 5.00%, 6/20/2049	413	416
Pool # BN3950, 5.50%, 6/20/2049	1,683	1,725
Pool # BN2629, 4.00%, 7/20/2049	8,985	8,745
Pool # BI0926, 5.00%, 7/20/2049	770	778
Pool # BI0927, 5.00%, 7/20/2049	578	580
Pool # BM2186, 5.00%, 7/20/2049	343	345
Pool # BM2187, 5.00%, 7/20/2049	296	299
Pool # BO2871, 5.00%, 7/20/2049	232	234
Pool # BO2872, 5.00%, 7/20/2049	760	774
Pool # BO2878, 5.00%, 7/20/2049	597	603
Pool # BO2879, 5.00%, 7/20/2049	310	313
Pool # BO3162, 5.00%, 7/20/2049	38,438	40,280
Pool # BO3173, 5.00%, 7/20/2049	726	733

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO3174, 5.00%, 7/20/2049	345	347
Pool # BO8226, 5.00%, 7/20/2049	370	374
Pool # BO8229, 5.00%, 7/20/2049	4,031	4,157
Pool # BO8235, 5.00%, 7/20/2049	619	623
Pool # BO8236, 5.00%, 7/20/2049	410	413
Pool # BP4243, 5.00%, 8/20/2049	9,498	9,722
Pool # BN2649, 3.50%, 9/20/2049	2,284	2,112
Pool # BM9713, 4.50%, 9/20/2049	1,696	1,665
Pool # BP4337, 4.50%, 9/20/2049	12,689	12,748
Pool # BQ3224, 4.50%, 9/20/2049	11,790	11,616
Pool # 784810, 5.00%, 9/20/2049	10,363	10,372
Pool # BM9734, 4.00%, 10/20/2049	2,689	2,574
Pool # 784847, 4.50%, 11/20/2049	17,156	16,786
Pool # BQ8694, 4.50%, 11/20/2049	532	530
Pool # BQ8696, 4.50%, 11/20/2049	619	619
Pool # BR2686, 4.50%, 11/20/2049	1,753	1,730
Pool # BR2687, 4.50%, 11/20/2049	3,828	3,805
Pool # BR2688, 4.50%, 11/20/2049	2,099	2,077
Pool # BR2689, 4.50%, 11/20/2049	2,666	2,672
Pool # BR2739, 4.50%, 11/20/2049	1,326	1,336
Pool # BR2756, 4.50%, 11/20/2049	1,854	1,855
Pool # BR2757, 4.50%, 11/20/2049	1,892	1,885
Pool # BR3820, 4.50%, 11/20/2049	214	211
Pool # BR3821, 4.50%, 11/20/2049	600	590
Pool # BS0953, 4.50%, 11/20/2049	1,656	1,670
Pool # BQ4131, 3.50%, 12/20/2049	9,886	9,214
Pool # BI0940, 4.50%, 12/20/2049	594	587
Pool # BQ3796, 4.50%, 12/20/2049	1,674	1,673
Pool # BR2730, 4.50%, 12/20/2049	737	727
Pool # BR2731, 4.50%, 12/20/2049	669	664
Pool # BR2732, 4.50%, 12/20/2049	985	998
Pool # BR2755, 4.50%, 12/20/2049	921	909
Pool # BR3822, 4.50%, 12/20/2049	832	818
Pool # BR3823, 4.50%, 12/20/2049	1,138	1,131
Pool # BR3824, 4.50%, 12/20/2049	667	669
Pool # BS0951, 4.50%, 12/20/2049	1,657	1,643
Pool # BS0952, 4.50%, 12/20/2049	1,268	1,268
Pool # BQ4132, 3.50%, 1/20/2050	4,724	4,368
Pool # BQ4133, 3.50%, 1/20/2050	4,299	3,996
Pool # BR1548, 3.50%, 1/20/2050	3,717	3,550
Pool # BS8380, 4.50%, 2/20/2050	2,632	2,687
Pool # BP8085, 3.00%, 3/20/2050	3,683	3,324
Pool # BR3892, 4.00%, 3/20/2050	8,334	7,905
Pool # BT8094, 4.00%, 4/20/2050	768	733
Pool # BT8095, 4.00%, 4/20/2050	4,726	4,506
Pool # BT8096, 4.00%, 4/20/2050	6,825	6,503
Pool # BT8097, 4.00%, 4/20/2050	6,634	6,379
Pool # BT8098, 4.00%, 4/20/2050	8,205	7,920

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BT8099, 4.00%, 4/20/2050	6,223	6,020
Pool # BW7042, 3.50%, 9/20/2050	16,831	15,438
Pool # 785294, 3.50%, 1/20/2051	45,699	41,354
Pool # MA7534, 2.50%, 8/20/2051	203,483	176,671
Pool # MA7649, 2.50%, 10/20/2051	29,928	25,985
Pool # CH9031, 3.50%, 10/20/2051	19,228	17,637
Pool # MA7706, 3.00%, 11/20/2051	36,385	32,856
Pool # 787205, 3.50%, 11/20/2051	70,650	65,178
Pool # CI9257, 3.50%, 11/20/2051	22,835	20,946
Pool # CK1527, 3.50%, 12/20/2051	6,932	6,393
Pool # CK1600, 4.00%, 1/20/2052	14,098	13,426
Pool # CK7137, 4.00%, 1/20/2052	23,928	22,404
Pool # 786362, 3.00%, 2/20/2052	33,417	29,726
Pool # CL2553, 4.00%, 2/20/2052	17,501	16,386
Pool # MA7936, 2.50%, 3/20/2052	51,192	44,446
Pool # CM2213, 3.00%, 3/20/2052	7,356	6,639
Pool # 787457, 4.00%, 3/20/2052	21,781	21,074
Pool # CL2574, 4.00%, 3/20/2052	10,373	9,712
Pool # CL2575, 4.00%, 3/20/2052	5,354	5,078
Pool # 787010, 3.50%, 4/20/2052	28,454	26,309
Pool # CM1194, 4.00%, 4/20/2052	12,720	11,909
Pool # MA8148, 3.00%, 7/20/2052	175,155	158,082
Pool # MA8200, 4.00%, 8/20/2052	128,139	122,707
Pool # MA8423, 2.50%, 11/20/2052	35,042	30,474
Pool # CO8957, 5.00%, 12/20/2052	15,819	15,691
Pool # MA8565, 3.00%, 1/20/2053	30,399	27,474
Pool # MA8721, 3.00%, 3/20/2053	105,642	95,695
Pool # MA8796, 3.00%, 4/20/2053	42,080	38,292
Pool # 786842, 4.00%, 4/20/2053	79,513	74,581
Pool # CS4305, 5.50%, 6/20/2053	29,563	30,054
Pool # CS4391, 5.50%, 7/20/2053	35,493	36,083
Pool # MA9166, 3.00%, 9/20/2053	17,364	15,693
Pool # MA9600, 3.00%, 4/20/2054	15,274	13,808
Pool # DL3307, 6.50%, 8/20/2055	28,245	29,442
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	403	384
Pool # 4285, 6.00%, 11/20/2038	10	10
Pool # AD0862, 3.75%, 1/20/2039	825	778
Pool # 787496, 6.00%, 7/20/2064	36,173	36,913
Pool # 784879, 4.09%, 11/20/2069 (f)	11,941	11,531
Pool # 785137, 3.08%, 8/20/2070 (f)	16,168	14,741
Pool # 785183, 2.94%, 10/20/2070 (f)	31,765	28,986
Pool # 785863, 3.10%, 12/20/2071 (f)	11,921	10,867
Pool # 786556, 4.65%, 1/20/2073 (f)	39,044	38,576
Total Mortgage-Backed Securities (Cost $11,486,955)		11,345,363
Asset-Backed Securities — 10.9%
Academic Loan Funding Trust Series 2013-1A, Class A, 4.99%, 12/26/2044 (b) (f)	925	910

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	1,534	1,519
Air Canada Pass-Through Trust (Canada)
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	2,893	2,856
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	5,520	5,279
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	5,320	5,049
Alternative LN Issuer LLC
5.60%, 11/15/2035 ‡	32,327	32,327
6.33%, 11/15/2035 ‡	7,168	7,168
6.82%, 11/15/2035 ‡	14,836	14,836
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	5,682	5,653
Series 2015-2, Class A, 4.00%, 9/22/2027	14,606	14,324
Series 2016-2, Class A, 3.65%, 6/15/2028	4,249	4,142
Series 2016-3, Class AA, 3.00%, 10/15/2028	6,711	6,480
Series 2017-2, Class A, 3.60%, 10/15/2029	6,636	6,327
Series 2021-1, Class B, 3.95%, 7/11/2030	8,819	8,512
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (b)	9,468	9,545
AMSR Trust
Series 2022-SFR1, Class E1, 4.39%, 3/17/2039 (b)	28,018	27,652
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (b)	22,000	21,599
Series 2023-SFR1, Class D, 4.00%, 4/17/2040 (b)	22,082	21,542
Series 2023-SFR2, Class D, 3.95%, 6/17/2040 (b)	12,065	11,669
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (b)	11,900	11,423
Series 2024-SFR2, Class C, 4.15%, 11/17/2041 (b)	11,723	11,407
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (b)	1,734	1,695
Series 2020-AA, Class B, 2.79%, 7/17/2046 (b)	1,931	1,854
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	22,973	23,720
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (b)	50,721	51,138
7.80%, 10/25/2038 ‡	12,996	13,061
BG Beta Ltd. (Cayman Islands), 6.28%, 7/16/2054 ‡	60,450	62,125
Bridge Trust Series 2024-SFR1, Class A, 4.00%, 8/17/2040 (b)	52,507	51,269
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	19,650	19,975
Series 2024-4, Class D, 5.23%, 8/15/2030	23,845	23,901
Series 2025-2, Class D, 5.62%, 3/17/2031	10,805	10,920
Series 2025-4, Class C, 4.80%, 8/15/2031	16,570	16,619
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	4,386	4,318
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	7,076	6,852
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	6,993	6,659
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	37,756	37,517
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	29,154	29,436
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (b)	1,923	1,963
Series 2023-A, Class B, 6.31%, 11/15/2038 (b)	13,220	13,514

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	14,982	14,424
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (b)	5,622	5,506
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (b)	5,866	5,571
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	7,374	7,353
Series 2023-P4, Class A4, 6.16%, 9/10/2029 (b)	16,476	17,056
Series 2023-N4, Class B, 6.46%, 2/11/2030 (b)	17,500	17,690
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (b) (e)	32,199	31,474
CFIN Issuer LLC Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (b) (e)	11,869	11,816
Chase Funding Trust
Series 2003-4, Class 1A5, 4.87%, 5/25/2033 (e)	404	399
Series 2003-6, Class 1A5, 4.85%, 11/25/2034 (e)	495	492
Series 2003-6, Class 1A7, 4.85%, 11/25/2034 (e)	843	839
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,061
Continental Finance Credit Card ABS Master Trust
Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	49,965	50,069
Series 2024-A, Class A, 5.78%, 12/15/2032 (b)	41,825	42,457
Series 2024-A, Class B, 6.22%, 12/15/2032 (b)	6,990	7,090
COOF Securitization Trust Ltd. Series 2014-1, Class A, 3.51%, 6/25/2040 (b) (f)	1,142	74
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (b)	3,265	3,185
Series 2019-2, Class C, 3.68%, 6/15/2052 (b)	5,526	5,376
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	2,570	2,564
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	6,764	6,820
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (b)	20,166	20,180
Series 2022-3A, Class D, 9.00%, 4/18/2033 (b)	50,000	50,703
Series 2023-2A, Class A, 5.92%, 5/16/2033 (b)	18,182	18,220
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	5,100	5,142
Series 2023-2A, Class B, 6.61%, 7/15/2033 (b)	33,379	33,677
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	20,101	20,213
Series 2023-3A, Class B, 7.09%, 10/17/2033 (b)	43,500	44,291
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	8,015	8,080
6.95%, 2/15/2034	65,094	65,504
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	35,480	35,781
Series 2024-1A, Class B, 6.03%, 5/15/2034 (b)	12,000	12,173
8.30%, 6/15/2034	27,013	27,621
Series 2024-2A, Class B, 6.11%, 8/15/2034 (b)	40,000	40,878
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	19,100	19,335
Credit One, 6.47%, 2/25/2029 ‡ (b)	71,500	72,601
Crown Castle Towers LLC, 4.24%, 7/15/2028 (b)	10,000	9,972
CVS Pass-Through Trust
6.94%, 1/10/2030	501	517
5.93%, 1/10/2034 (b)	3,406	3,520
Series 2014, 4.16%, 8/11/2036 (b)	923	856
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 4.82%, 3/25/2034 (f)	38	40

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2004-1, Class 3A, 4.63%, 4/25/2034 (f)	220	213
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.97%, 10/25/2034 (f)	28	28
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (b)	21,000	21,155
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 6/10/2028	4,552	4,371
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (b)	42,749	43,112
Diversified ABS LLC
Series 2025-1A, Class A1, 5.95%, 2/28/2045 ‡ (b)	24,277	24,451
Series 2025-1A, Class A2, 6.75%, 2/28/2045 ‡ (b)	58,000	58,539
Diversified ABS Phase LLC
Series VI, Class A, 7.50%, 11/28/2039 ‡	23,114	23,126
Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (b)	17,252	17,449
Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (b)	18,349	18,552
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	16,717	17,183
Drive Auto Receivables Trust Series 2025-1, Class D, 5.41%, 9/15/2032	9,190	9,316
DT Auto Owner Trust
Series 2022-3A, Class C, 7.69%, 7/17/2028 (b)	2,103	2,108
Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	46,500	47,423
Series 2023-1A, Class D, 6.44%, 11/15/2028 (b)	15,550	15,779
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	9,358	9,518
Series 2023-3A, Class C, 6.40%, 5/15/2029 (b)	10,000	10,080
Series 2022-2A, Class E, 6.45%, 5/15/2029 (b)	5,955	6,006
Series 2023-3A, Class D, 7.12%, 5/15/2029 (b)	13,224	13,584
Series 2023-1A, Class E, 10.39%, 1/15/2030 (b)	27,300	28,583
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (b)	6,938	6,951
Energy Assets, 8.11%, 8/25/2044 ‡	19,818	20,355
EQV ABS Issuer LLC, 6.90%, 12/15/2040 ‡	23,967	24,169
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	417	417
Series 2023-2A, Class C, 5.75%, 7/17/2028	15,003	15,068
Series 2022-3A, Class D, 6.76%, 9/15/2028	36,796	37,210
Series 2023-5A, Class C, 6.85%, 1/16/2029	20,966	21,262
Series 2022-5A, Class D, 7.40%, 2/15/2029	12,600	12,752
Series 2022-6A, Class D, 8.03%, 4/6/2029	13,806	14,258
Series 2023-3A, Class D, 6.68%, 4/16/2029	7,000	7,172
Series 2023-1A, Class D, 6.69%, 6/15/2029	8,805	8,951
Series 2023-4A, Class D, 6.95%, 12/17/2029	14,269	14,597
Series 2025-3A, Class D, 5.57%, 10/15/2031	25,900	26,441
Series 2025-4A, Class D, 5.23%, 1/15/2032	48,000	48,270
FHF Issuer Trust
Series 2023-2A, Class A2, 6.79%, 10/15/2029 (b)	4,580	4,614
Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	11,805	11,871
FHF Trust
Series 2022-2A, Class A, 6.14%, 12/15/2027 (b)	3,043	3,047
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	3,976	3,996
FirstKey Homes Trust
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (b)	7,187	7,095
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (b)	7,000	6,891
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	14,400	14,112

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	15,500	15,194
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	36,486	36,163
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	50,000	49,106
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (f)	56,650	56,297
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (f)	43,050	41,525
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	61,030	59,096
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (f)	108,325	110,037
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	86,250	86,517
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (b)	40,000	40,278
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 (b)	49,535	49,524
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	23,323	24,362
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	66,040	67,638
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (f)	30	27
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	15,793	15,914
Series 2023-3A, Class D, 6.44%, 5/15/2029 (b)	9,293	9,528
Series 2023-4A, Class C, 6.65%, 8/15/2029 (b)	19,000	19,277
Series 2025-2A, Class D, 5.59%, 1/15/2031 (b)	21,900	22,216
Series 2025-3A, Class C, 4.69%, 5/15/2031 (b)	5,205	5,220
GLS Auto Select Receivables Trust Series 2023-1A, Class A3, 5.96%, 10/16/2028 (b)	10,949	11,033
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	15,216	13,185
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (b)	42,410	42,014
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (b)	59,845	60,354
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (b)	6,495	5,960
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	1,851	1,716
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (b)	8,631	7,877
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/2046 (b)	5,597	5,678
Series 2025-3A, Class A, 5.00%, 10/20/2049 (b)	55,945	56,063
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (b)	5,751	5,793
Series 2023-1A, Class D, 7.00%, 8/22/2033 (b)	8,650	8,859
Grene 2023-Senior Series 2023-Senior, 5.50%, 1/17/2061 ‡	16,532	16,927
Grene Energy, 11.00%, 3/15/2026 ‡ (b)	4,849	4,531
Grene Energy Senio, 11.00%, 1/25/2027 ‡	2,639	2,182
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	5,707	5,385
Series 2018-1A, Class A2, 4.67%, 9/20/2048 ‡ (b)	7,226	7,059
HERO Funding II (Cayman Islands), 3.75%, 9/21/2044 ‡	2,595	2,276
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	1,954	1,831
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (b)	616	583
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (b)	1,284	1,244
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	4,789	4,595

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Hilton Grand Vacations Trust
Series 2020-AA, Class A, 2.74%, 2/25/2039 (b)	2,697	2,657
Series 2024-3A, Class C, 5.71%, 8/27/2040 (b)	5,659	5,745
HINNT LLC Series 2022-A, Class C, 5.58%, 5/15/2041 (b)	4,958	4,985
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (b)	52,016	50,621
Series 2021-2, Class E2, 2.95%, 12/17/2026 (b)	9,355	9,100
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	40,536	38,118
Hornbeck Offshore, 8.90%, 1/1/2044 ‡	46,825	46,825
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (b)	12,137	12,263
Identity Digital Capital LLC, 6.79%, 3/20/2065 ‡	99,500	100,963
Invitation Homes Trust Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (b)	22,630	21,976
Jonah, 7.80%, 11/10/2037 ‡	31,192	31,601
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	18,980	19,352
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (b)	40,098	40,559
Series 2025-1A, Class A1, 6.59%, 12/10/2040 ‡ (b)	50,970	51,622
Series 2025-2A, Class A1, 5.91%, 1/10/2041 ‡ (b)	23,262	23,292
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 ‡ (b) (f)	8	— (h)
Series 2014-1, Class A, IO, 1.46%, 10/25/2032 ‡ (b) (f)	3,310	77
Series 2012-4, Class A, IO, 0.83%, 9/25/2037 ‡ (b) (f)	5,598	81
Series 2012-2, Class A, IO, 1.00%, 8/25/2038 (b) (f)	4,061	66
Series 2013-2, Class A, IO, 1.90%, 3/25/2039 (b) (f)	3,501	95
Series 2012-6, Class A, IO, 0.56%, 5/25/2039 ‡ (b) (f)	4,340	47
Series 2014-2, Class A, IO, 2.73%, 4/25/2040 (b) (f)	669	43
Series 2015-2, Class A, IO, 3.16%, 7/25/2041 ‡ (b) (f)	1,867	183
Koda Gnb ABS LLC
Series 2023-1A, Class A1, 7.48%, 4/28/2040 ‡ (b)	12,034	12,258
Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (b)	20,906	21,320
Lendingpoint Asset Securitization Trust Series 2022-C, Class C, 8.68%, 2/15/2030 (b)	3,034	3,022
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.21%, 12/15/2026 ‡ (b) (f)	16	16
Series 2020-VFN1, Class A2B1, 9.21%, 12/15/2026 ‡ (b) (f)	2	2
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (b)	11,204	10,728
Series 2021-2A, Class C, 3.09%, 4/20/2032 (b)	9,780	9,270
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 4.82%, 2/25/2034 (f)	368	370
Series 2004-3, Class M1, 4.92%, 7/25/2034 (f)	179	180
LVNV Funding Frn, 7.25%, 10/15/2027 ‡ (f)	50,000	50,000
Mariner Finance Issuance Trust Series 2021-BA, Class D, 3.42%, 11/20/2036 (b)	11,935	11,370
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (b)	13,511	13,579
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 7/20/2029 (b)	61,625	61,985
Series 2025-1A, Class B, 6.16%, 12/22/2031 (b)	21,600	21,598
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	1,930	1,942
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (b)	18,608	19,257

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
MMP Capital LLC Series 2025-A, Class A, 5.36%, 12/15/2031 (b)	9,106	9,177
MNR ABS Issuer I LLC
8.12%, 12/15/2038 ‡	18,856	19,258
8.95%, 12/15/2038 ‡	22,345	22,993
Mpire Frn, 8.29%, 9/13/2030 ‡ (b)	39,500	39,612
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.85%, 11/25/2033 (e)	561	558
Nexgen, Inc., 0.00, 11/16/2033‡ (f)	11,384	11,384
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	13,504	13,249
Octane Receivables Trust
Series 2022-1A, Class C, 5.21%, 8/21/2028 (b)	4,908	4,918
Series 2022-1A, Class D, 5.54%, 2/20/2029 (b)	4,235	4,266
Series 2023-3A, Class C, 6.74%, 8/20/2029 (b)	3,539	3,629
Series 2023-1A, Class C, 6.37%, 9/20/2029 (b)	3,400	3,451
Series 2023-1A, Class D, 7.76%, 3/20/2030 (b)	10,792	11,188
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	8,503	8,333
Series 2021-C, Class A, 2.18%, 10/8/2031 (b)	2,993	2,940
Series 2025-B, Class B, 5.28%, 5/9/2033 (b)	10,450	10,471
Series 2025-C, Class B, 4.93%, 7/8/2033 (b)	23,150	23,117
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (b)	48,444	47,238
Series 2023-1, Class B, 3.60%, 10/25/2040 (b)	22,500	21,645
Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	8,000	7,598
Series 2023-1, Class D, 3.60%, 10/25/2040 (b)	22,177	20,896
PowerPay Issuance Trust Series 2025-1A, Class A, 5.23%, 11/18/2041 (b)	14,972	15,022
Presidio Finance LLC Series 2023-1, Class A1, 7.81%, 12/25/2038 ‡ (b)	13,344	13,625
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	1,802	1,804
PRET LLC Series 2021-RN4, Class A1, 6.49%, 10/25/2051 (b) (f)	21,405	21,425
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	55,300	54,565
Series 2024-SFR5, Class C, 3.25%, 8/9/2029 (b) (f)	15,640	14,777
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (f)	17,333	16,337
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (b)	7,417	7,281
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	47,000	46,091
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 (b)	11,560	10,930
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (b)	23,735	22,586
Series 2022-SFR3, Class E1, 5.20%, 4/17/2039 (b)	50,390	50,143
Series 2022-SFR1, Class C, 3.46%, 2/17/2041 (b)	14,649	14,075
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 (b)	21,816	20,996
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (b) (f)	14,285	13,741
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (b)	6,712	6,377
Purewest ABS Issuer LLC
Series 2025-1, Class A1, 5.69%, 4/5/2040 (b)	27,550	27,917
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (b)	95,299	97,196
Raisa Funding LLC, 7.60%, 6/15/2038 ‡	9,411	9,581
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 6.50%, 12/27/2044 (b) (f)	1,421	1,420
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (e)	96	23

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	2,489	2,340
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (b)	14,313	14,532
Series 2024-2A, Class A, 5.33%, 11/20/2060 ‡ (b)	12,236	11,808
Republic Finance Issuance Trust Series 2024-B, Class A, 5.42%, 11/20/2037 (b)	20,275	20,679
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (b) (e)	117,202	117,313
RT Fin LLC, 7.85%, 10/15/2043 ‡	8,550	8,714
Santander Drive Auto Receivables Trust
Series 2023-2, Class B, 5.24%, 5/15/2028	16,252	16,286
Series 2022-4, Class C, 5.00%, 11/15/2029	13,805	13,868
Series 2023-2, Class C, 5.47%, 12/16/2030	20,100	20,454
Series 2022-5, Class D, 5.67%, 12/16/2030	95,700	96,550
Series 2022-6, Class D, 5.69%, 2/18/2031	67,185	67,666
Series 2022-7, Class C, 6.69%, 3/17/2031	13,325	13,600
Series 2024-3, Class D, 5.97%, 10/15/2031	5,230	5,347
Series 2024-4, Class D, 5.32%, 12/15/2031	24,035	24,279
Series 2024-5, Class D, 5.14%, 2/17/2032	12,380	12,472
SCF Equipment Leasing LLC
Series 2022-1A, Class D, 3.79%, 11/20/2031 (b)	11,735	11,662
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	21,850	22,225
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	6,540	6,719
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (b)	42,116	42,662
Series 2023-1A, Class B, 6.37%, 5/20/2032 (b)	24,700	25,466
Series 2022-2A, Class D, 6.50%, 10/20/2032 (b)	4,864	4,869
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.80%, 1/25/2036 (e)	333	289
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3, 4.95%, 5/21/2029 (b)	7,673	7,712
Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	615	629
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C, 3.94%, 10/20/2038 (b)	1,119	1,108
Series 2023-1A, Class B, 5.83%, 1/20/2040 (b)	4,163	4,240
Series 2023-1A, Class C, 7.00%, 1/20/2040 (b)	2,283	2,348
Series 2023-2A, Class B, 6.28%, 4/20/2040 (b)	5,389	5,554
Series 2025-3A, Class B, 4.64%, 8/22/2044 (b)	2,400	2,413
SRT Issuer I LLC, 0.00%, 7/7/2031 ‡ (f)	95,000	95,088
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A3, 4.47%, 7/20/2028 (b)	14,479	14,575
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (b)	5,726	5,807
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	6	5
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	102	19
Tricon American Homes Trust
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 (b)	4,641	4,609
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 (b)	11,000	10,926
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	25,719	25,841
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	5,835	5,831
Series 2024-SFR4, Class D, 5.35%, 11/17/2041 (b)	10,000	9,982

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust
Series 2016-1, Class B, 3.65%, 1/7/2026	1,076	1,075
Series 2018-1, Class B, 4.60%, 3/1/2026	8,511	8,484
Series 2014-1, Class A, 4.00%, 4/11/2026	3,365	3,363
Series 2014-2, Class A, 3.75%, 9/3/2026	6,319	6,287
Series 2019-2, Class B, 3.50%, 5/1/2028	4,306	4,193
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,676	1,635
Series 2016-1, Class A, 3.45%, 7/7/2028	15,892	15,332
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,084	1,037
Series 2018-1, Class AA, 3.50%, 3/1/2030	9,121	8,816
Series 2018-1, Class A, 3.70%, 3/1/2030	5,273	5,041
Series 2019-1, Class AA, 4.15%, 8/25/2031	10,675	10,535
Series 2019-1, Class A, 4.55%, 8/25/2031	9,662	9,402
Series 2019-2, Class AA, 2.70%, 5/1/2032	5,486	5,048
Series 2024-1, Class AA, 5.45%, 2/15/2037	27,093	28,078
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	27,730	28,631
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 ‡ (b)	32,250	32,313
Upstart Frn, 6.80%, 3/29/2029 ‡ (b)	48,000	48,000
US Auto Funding Trust Series 2022-1A, Class C, 6.21%, 9/15/2026 ‡ (b)	40,434	—
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (b)	8,192	8,345
vMobo, Inc., 7.46%, 7/18/2027 ‡	110,554	105,190
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (b) (e)	2,387	2,387
VOLT CVI LLC Series 2021-NP12, Class A1, 5.73%, 12/26/2051 (b) (e)	7,663	7,671
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (b) (e)	1,576	1,576
Western Funding Auto Loan Trust
Series 2025-1, Class B, 4.98%, 9/17/2035 (b)	27,000	27,216
Series 2025-1, Class D, 5.79%, 1/15/2036 (b)	5,860	5,941
Westgate Resorts LLC
Series 2023-1A, Class A, 5.84%, 12/20/2037 (b)	10,980	11,119
Series 2024-1A, Class A, 6.06%, 1/20/2038 (b)	16,028	16,281
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	8,374	8,509
Westlake Automobile Receivables Trust
Series 2022-3A, Class D, 6.68%, 4/17/2028 (b)	70,490	71,325
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	12,352	12,614
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	18,890	19,229
Wolf ABS LLC
Series 2022-1A, Class A1, 8.15%, 12/22/2042 ‡ (b)	10,017	10,236
Series 2022-1A, Class A2, 8.18%, 12/22/2042 ‡ (b)	22,453	23,576
Wolf Energy Asset Issuer LLC, 5.70%, 7/25/2050 ‡	39,114	39,114
Total Asset-Backed Securities (Cost $5,744,963)		5,773,601
Collateralized Mortgage Obligations — 4.5%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,562	1,601
Series 2005-1CB, Class 1A6, IF, IO, 3.03%, 3/25/2035 (f)	479	59
Series 2005-22T1, Class A2, IF, IO, 1.00%, 6/25/2035 (f)	3,262	309
Series 2005-20CB, Class 3A8, IF, IO, 0.68%, 7/25/2035 (f)	2,074	130
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	822	708

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	41	15
Series 2005-37T1, Class A2, IF, IO, 0.98%, 9/25/2035 (f)	10,672	916
Series 2005-54CB, Class 1A2, IF, IO, 0.78%, 11/25/2035 (f)	2,699	181
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	683	526
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	10	8
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	291	260
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (f)	1	1
Aml-prop CAP Frn Series 2022-E, 6.45%, 1/25/2027 ‡ (f)	1,493	1,487
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (f)	80,000	81,037
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b) (f)	231	70
Baml PIMCO Frn, 0.00%, 1/30/2027 ‡	9,990	9,990
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019	7	3
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	70	50
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	56	55
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	103	94
Series 2005-7, Class 30, PO, 11/25/2035	62	62
Series 2005-8, Class 30, PO, 1/25/2036	23	15
Series 2006-1, Class X, PO, 1/25/2036	27	18
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 7.00%, 4/25/2033 (f)	12	12
Baring Frn Series 2021-EBO1, Class PA, 0.00%, 6/25/2027 ‡	5,278	5,278
Bear Stearns ARM Trust
Series 2003-2, Class A5, 6.12%, 1/25/2033 (b) (f)	332	330
Series 2003-7, Class 3A, 6.86%, 10/25/2033 (f)	11	11
Series 2004-2, Class 14A, 4.50%, 5/25/2034 (f)	163	151
Series 2006-1, Class A1, 5.95%, 2/25/2036 (f)	361	352
Brean Asset-Backed Securities Trust Series 2023-SRM1, Class A, 4.00%, 9/25/2063 ‡ (b)	10,889	10,800
BVRT LLC Series 2025-1, Class C, 4.19%, 5/10/2033 ‡ (b) (f)	15,141	14,419
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033	10	7
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034	20	15
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (b) (e)	37,151	37,544
CFIN LLC Series 2024-1A, Class A, 6.50%, 11/27/2028 ‡ (b)	93,000	94,823
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.00%, 6/25/2035 (f)	96	96
Series 2007-A2, Class 1A1, 6.89%, 6/25/2035 (f)	14	14
Series 2007-A1, Class 2A1, 5.89%, 2/25/2037 (f)	120	116
Series 2007-A1, Class 9A1, 6.31%, 2/25/2037 (f)	89	89
Series 2007-A1, Class 1A3, 6.47%, 2/25/2037 (f)	35	35
Series 2007-A1, Class 7A1, 6.87%, 2/25/2037 (f)	3	3
CHL Mortgage Pass-Through Trust
Series 2002-18, PO, 11/25/2032	28	22
Series 2004-3, Class A26, 5.50%, 4/25/2034	85	86
Series 2004-3, Class A4, 5.75%, 4/25/2034	58	58
Series 2004-HYB1, Class 2A, 5.16%, 5/20/2034 (f)	40	38
Series 2004-HYB3, Class 2A, 4.64%, 6/20/2034 (f)	152	144
Series 2004-7, Class 2A1, 5.40%, 6/25/2034 (f)	25	23
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	336	334
Series 2004-HYB6, Class A3, 5.28%, 11/20/2034 (f)	124	119

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-14, Class A2, 5.50%, 7/25/2035	72	27
Series 2005-16, Class A23, 5.50%, 9/25/2035	39	24
Series 2005-22, Class 2A1, 4.88%, 11/25/2035 (f)	575	474
Citicorp Mortgage Securities Trust Series 2006-4, Class 1A2, 6.00%, 8/25/2036	142	131
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 6.74%, 9/25/2033 (f)	87	86
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 5.67%, 9/25/2033 (b) (f)	155	155
Series 2004-UST1, Class A6, 6.23%, 8/25/2034 (f)	27	26
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (f)	807	794
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	8	5
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	5	4
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	29	28
Series 2005-1, Class 2A1A, 3.45%, 2/25/2035 (f)	110	96
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	280	281
Series 2005-5, Class 1A2, 4.37%, 8/25/2035 (f)	308	260
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M2, 7.42%, 1/25/2043 (b) (f)	17,575	18,309
Series 2023-R06, Class 1M2, 6.77%, 7/25/2043 (b) (f)	9,750	10,024
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (f)	270	279
Series 2003-AR15, Class 3A1, 6.81%, 6/25/2033 (f)	26	27
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	123	124
Series 2003-23, Class 1P, PO, 10/25/2033	164	122
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	124	127
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	354	363
Series 2005-9, Class AP, PO, 10/25/2035	24	19
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	678	113
Series 2005-10, Class AP, PO, 11/25/2035	33	23
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	3,389	3,699
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (f)	23	23
EQV Abs Issuer I LLC, 5.85%, 12/15/2040 ‡	1,382	1,388
FARM Mortgage Trust
Series 2023-1, Class A, 2.63%, 1/25/2052 (b) (f)	24,565	20,526
Series 2024-2, Class A, 5.19%, 8/1/2054 (b) (f)	50,472	49,803
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class HT, 3.25%, 6/25/2057 (e)	12,628	11,588
Series 2017-4, Class M60C, 3.50%, 6/25/2057	7,776	7,271
Series 2017-4, Class MT, 3.50%, 6/25/2057	24,375	22,352
Series 2018-4, Class MA, 3.50%, 3/25/2058	23,569	23,034
Series 2018-4, Class MZ, 3.50%, 3/25/2058	15,371	11,931
Series 2019-1, Class MT, 3.50%, 7/25/2058	32,998	29,805
Series 2019-1, Class M55D, 4.00%, 7/25/2058	17,574	16,902
Series 2019-2, Class MA, 3.50%, 8/26/2058	11,936	11,605

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-3, Class MB, 3.50%, 10/25/2058	26,442	22,614
Series 2019-4, Class MA, 3.00%, 2/25/2059	30,208	28,458
Series 2020-1, Class M55G, 3.00%, 8/25/2059	27,655	25,234
Series 2020-2, Class MB, 2.00%, 11/25/2059	20,429	14,545
Series 2020-3, Class MT, 2.00%, 5/25/2060	41,390	33,394
Series 2020-3, Class MTU, 2.50%, 5/25/2060	37,726	31,497
Series 2022-1, Class MTU, 3.25%, 11/25/2061	82,723	72,743
Series 2023-1, Class MT, 3.00%, 10/25/2062	52,862	45,007
Series 2024-2, Class MT, 3.50%, 5/25/2064	81,887	72,482
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	818	863
Series R007, Class ZA, 6.00%, 5/15/2036	1,079	1,140
FHLMC, REMIC
Series 3793, Class AB, 3.50%, 1/15/2026	8	8
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1890, Class H, 7.50%, 9/15/2026	—	—
Series 1899, Class ZE, 8.00%, 9/15/2026	3	3
Series 1927, Class ZA, 6.50%, 1/15/2027	1	1
Series 1927, Class PH, 7.50%, 1/15/2027	7	7
Series 1963, Class Z, 7.50%, 1/15/2027	3	3
Series 1935, Class FL, 4.96%, 2/15/2027 (f)	—	—
Series 1981, Class Z, 6.00%, 5/15/2027	2	2
Series 1970, Class PG, 7.25%, 7/15/2027	1	1
Series 1987, Class PE, 7.50%, 9/15/2027	6	6
Series 2019, Class Z, 6.50%, 12/15/2027	8	8
Series 2038, Class PN, IO, 7.00%, 3/15/2028	9	—
Series 2040, Class PE, 7.50%, 3/15/2028	21	21
Series 2054, Class PV, 7.50%, 5/15/2028	6	6
Series 2063, Class PG, 6.50%, 6/15/2028	12	13
Series 2064, Class TE, 7.00%, 6/15/2028	1	1
Series 2070, Class C, 6.00%, 7/15/2028	14	14
Series 2075, Class PM, 6.25%, 8/15/2028	38	39
Series 2075, Class PH, 6.50%, 8/15/2028	36	36
Series 2086, Class GB, 6.00%, 9/15/2028	5	5
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	15	1
Series 2095, Class PE, 6.00%, 11/15/2028	32	33
Series 2106, Class ZD, 6.00%, 12/15/2028	77	79
Series 2388, Class FB, 4.86%, 1/15/2029 (f)	16	16
Series 2110, Class PG, 6.00%, 1/15/2029	83	84
Series 2125, Class JZ, 6.00%, 2/15/2029	24	24
Series 2126, Class CB, 6.25%, 2/15/2029	53	54
Series 2132, Class SB, IF, 11.82%, 3/15/2029 (f)	3	3
Series 2141, IO, 7.00%, 4/15/2029	1	—
Series 2169, Class TB, 7.00%, 6/15/2029	69	71
Series 2163, Class PC, IO, 7.50%, 6/15/2029	5	—
Series 2172, Class QC, 7.00%, 7/15/2029	50	51
Series 2176, Class OJ, 7.00%, 8/15/2029	29	29
Series 2196, Class TL, 7.50%, 11/15/2029	—	—

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2201, Class C, 8.00%, 11/15/2029	9	9
Series 2204, Class GB, 8.00%, 12/20/2029 (f)	2	—
Series 2208, Class PG, 7.00%, 1/15/2030	59	61
Series 2209, Class TC, 8.00%, 1/15/2030	12	13
Series 2210, Class Z, 8.00%, 1/15/2030	55	58
Series 2224, Class CB, 8.00%, 3/15/2030	13	14
Series 3654, Class DC, 5.00%, 4/15/2030	2,001	2,032
Series 2230, Class Z, 8.00%, 4/15/2030	14	15
Series 2234, Class PZ, 7.50%, 5/15/2030	14	15
Series 2247, Class Z, 7.50%, 8/15/2030	17	18
Series 2256, Class MC, 7.25%, 9/15/2030	23	23
Series 2259, Class ZM, 7.00%, 10/15/2030	50	52
Series 2262, Class Z, 7.50%, 10/15/2030	3	3
Series 2271, Class PC, 7.25%, 12/15/2030	48	50
Series 2296, Class PD, 7.00%, 3/15/2031	30	31
Series 2313, Class LA, 6.50%, 5/15/2031	5	6
Series 2325, Class PM, 7.00%, 6/15/2031	17	18
Series 2359, Class ZB, 8.50%, 6/15/2031	53	57
Series 2332, Class ZH, 7.00%, 7/15/2031	57	60
Series 2344, Class ZD, 6.50%, 8/15/2031	319	334
Series 2344, Class ZJ, 6.50%, 8/15/2031	52	55
Series 2345, Class NE, 6.50%, 8/15/2031	38	40
Series 2351, Class PZ, 6.50%, 8/15/2031	29	30
Series 2367, Class ME, 6.50%, 10/15/2031	40	42
Series 2399, Class OH, 6.50%, 1/15/2032	41	43
Series 2399, Class TH, 6.50%, 1/15/2032	53	56
Series 2475, Class S, IF, IO, 3.74%, 2/15/2032 (f)	148	17
Series 2410, Class QX, IF, IO, 4.39%, 2/15/2032 (f)	23	2
Series 2418, Class FO, 5.16%, 2/15/2032 (f)	40	40
Series 2410, Class NG, 6.50%, 2/15/2032	57	60
Series 2420, Class XK, 6.50%, 2/15/2032	76	80
Series 2412, Class SP, IF, 7.59%, 2/15/2032 (f)	81	88
Series 2410, Class QS, IF, 8.43%, 2/15/2032 (f)	81	87
Series 2444, Class ES, IF, IO, 3.69%, 3/15/2032 (f)	59	5
Series 2450, Class SW, IF, IO, 3.74%, 3/15/2032 (f)	38	4
Series 2423, Class TB, 6.50%, 3/15/2032	51	53
Series 2430, Class WF, 6.50%, 3/15/2032	93	98
Series 2423, Class MC, 7.00%, 3/15/2032	52	54
Series 2423, Class MT, 7.00%, 3/15/2032	59	63
Series 2434, Class ZA, 6.50%, 4/15/2032	112	114
Series 2435, Class CJ, 6.50%, 4/15/2032	123	130
Series 2441, Class GF, 6.50%, 4/15/2032	23	24
Series 2434, Class TC, 7.00%, 4/15/2032	119	125
Series 2436, Class MC, 7.00%, 4/15/2032	19	19
Series 2455, Class GK, 6.50%, 5/15/2032	73	77
Series 2450, Class GZ, 7.00%, 5/15/2032	73	78
Series 2458, Class ZM, 6.50%, 6/15/2032	35	36
Series 2466, Class DH, 6.50%, 6/15/2032	26	27

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2466, Class PH, 6.50%, 6/15/2032	95	100
Series 2474, Class NR, 6.50%, 7/15/2032	86	90
Series 2484, Class LZ, 6.50%, 7/15/2032	106	112
Series 3393, Class JO, PO, 9/15/2032	249	227
Series 2500, Class MC, 6.00%, 9/15/2032	70	73
Series 2835, Class QO, PO, 12/15/2032	13	11
Series 2571, Class FY, 5.01%, 12/15/2032 (f)	99	99
Series 2543, Class YX, 6.00%, 12/15/2032	202	211
Series 2544, Class HC, 6.00%, 12/15/2032	64	67
Series 2571, Class SY, IF, 8.38%, 12/15/2032 (f)	58	64
Series 2552, Class ME, 6.00%, 1/15/2033	141	146
Series 2567, Class QD, 6.00%, 2/15/2033	130	136
Series 2575, Class ME, 6.00%, 2/15/2033	560	584
Series 2596, Class QG, 6.00%, 3/15/2033	74	78
Series 2586, Class WI, IO, 6.50%, 3/15/2033	46	6
Series 2631, Class SA, IF, 7.05%, 6/15/2033 (f)	159	168
Series 2642, Class SL, IF, 4.64%, 7/15/2033 (f)	4	4
Series 2692, Class SC, IF, 4.77%, 7/15/2033 (f)	78	83
Series 2653, Class PZ, 5.00%, 7/15/2033	646	660
Series 4238, Class WY, 3.00%, 8/15/2033	1,351	1,313
Series 2671, Class S, IF, 6.95%, 9/15/2033 (f)	47	52
Series 2733, Class SB, IF, 4.18%, 10/15/2033 (f)	1,207	1,205
Series 2780, Class SY, IF, 7.14%, 11/15/2033 (f)	29	33
Series 2722, Class PF, 4.86%, 12/15/2033 (f)	393	394
Series 3920, Class LP, 5.00%, 1/15/2034	630	647
Series 2744, Class PE, 5.50%, 2/15/2034	1	1
Series 2802, Class OH, 6.00%, 5/15/2034	98	101
Series 3611, PO, 7/15/2034	275	247
Series 3305, Class MG, IF, 6.48%, 7/15/2034 (f)	110	112
Series 2990, Class GO, PO, 2/15/2035	91	80
Series 2929, Class MS, IF, 9.43%, 2/15/2035 (f)	110	120
Series 2968, Class EH, 6.00%, 4/15/2035	2,316	2,396
Series 2981, Class FA, 4.66%, 5/15/2035 (f)	117	117
Series 2988, Class AF, 4.56%, 6/15/2035 (f)	234	232
Series 2990, Class WP, IF, 6.05%, 6/15/2035 (f)	2	2
Series 3014, Class OD, PO, 8/15/2035	22	20
Series 3085, Class WF, 5.06%, 8/15/2035 (f)	138	138
Series 3029, Class SO, PO, 9/15/2035	63	59
Series 3064, Class SG, IF, 5.81%, 11/15/2035 (f)	91	100
Series 3101, Class UZ, 6.00%, 1/15/2036	319	340
Series 3102, Class HS, IF, 8.96%, 1/15/2036 (f)	9	10
Series 3117, Class AO, PO, 2/15/2036	98	90
Series 3117, Class EO, PO, 2/15/2036	71	64
Series 3117, Class OG, PO, 2/15/2036	31	28
Series 3117, Class OK, PO, 2/15/2036	66	58
Series 3122, Class OH, PO, 3/15/2036	60	53
Series 3122, Class OP, PO, 3/15/2036	56	52
Series 3134, PO, 3/15/2036	18	15

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3122, Class ZB, 6.00%, 3/15/2036	32	34
Series 3138, PO, 4/15/2036	105	92
Series 3147, PO, 4/15/2036	114	105
Series 3607, Class AO, PO, 4/15/2036	179	155
Series 3607, Class BO, PO, 4/15/2036	328	291
Series 3137, Class XP, 6.00%, 4/15/2036	244	258
Series 3219, Class DI, IO, 6.00%, 4/15/2036	172	28
Series 3819, Class ZQ, 6.00%, 4/15/2036	1,776	1,878
Series 3149, Class SO, PO, 5/15/2036	61	50
Series 3151, PO, 5/15/2036	112	96
Series 3153, Class EO, PO, 5/15/2036	135	119
Series 3233, Class OP, PO, 5/15/2036	25	21
Series 3171, Class MO, PO, 6/15/2036	147	134
Series 3164, Class MG, 6.00%, 6/15/2036	44	47
Series 3523, Class SD, IF, 7.96%, 6/15/2036 (f)	71	75
Series 3179, Class OA, PO, 7/15/2036	58	51
Series 3194, Class SA, IF, IO, 2.84%, 7/15/2036 (f)	36	4
Series 3181, Class AZ, 6.50%, 7/15/2036	204	217
Series 3195, Class PD, 6.50%, 7/15/2036	130	136
Series 3200, PO, 8/15/2036	107	93
Series 3202, Class HI, IF, IO, 2.39%, 8/15/2036 (f)	1,331	131
Series 3200, Class AY, 5.50%, 8/15/2036	442	460
Series 3645, Class KZ, 5.50%, 8/15/2036	158	164
Series 3213, Class OA, PO, 9/15/2036	63	57
Series 3218, Class AO, PO, 9/15/2036	48	39
Series 3225, Class EO, PO, 10/15/2036	114	96
Series 3232, Class ST, IF, IO, 2.44%, 10/15/2036 (f)	214	17
Series 3704, Class DT, 7.50%, 11/15/2036	1,398	1,510
Series 3256, PO, 12/15/2036	62	53
Series 3704, Class CT, 7.00%, 12/15/2036	3,135	3,368
Series 3704, Class ET, 7.50%, 12/15/2036	1,238	1,369
Series 3261, Class OA, PO, 1/15/2037	67	57
Series 3260, Class CS, IF, IO, 1.88%, 1/15/2037 (f)	109	10
Series 3274, Class JO, PO, 2/15/2037	21	18
Series 3510, Class OD, PO, 2/15/2037	140	124
Series 3275, Class FL, 4.70%, 2/15/2037 (f)	94	93
Series 3274, Class B, 6.00%, 2/15/2037	167	177
Series 3286, PO, 3/15/2037	6	5
Series 3290, Class SB, IF, IO, 2.19%, 3/15/2037 (f)	209	18
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (f)	57	63
Series 3373, Class TO, PO, 4/15/2037	66	58
Series 3302, Class UT, 6.00%, 4/15/2037	166	176
Series 3316, PO, 5/15/2037	116	99
Series 3318, Class AO, PO, 5/15/2037	2	2
Series 3607, PO, 5/15/2037	645	542
Series 3315, Class HZ, 6.00%, 5/15/2037	131	140
Series 3326, Class JO, PO, 6/15/2037	12	11
Series 3331, PO, 6/15/2037	64	56

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3607, Class OP, PO, 7/15/2037	621	535
Series 4032, Class TO, PO, 7/15/2037	882	756
Series 3344, Class SL, IF, IO, 2.34%, 7/15/2037 (f)	127	12
Series 4048, Class FJ, 4.83%, 7/15/2037 (f)	1,382	1,366
Series 3365, PO, 9/15/2037	94	80
Series 3371, Class FA, 4.86%, 9/15/2037 (f)	50	50
Series 3387, Class SA, IF, IO, 2.16%, 11/15/2037 (f)	858	72
Series 3383, Class SA, IF, IO, 2.19%, 11/15/2037 (f)	430	34
Series 3404, Class SC, IF, IO, 1.74%, 1/15/2038 (f)	918	90
Series 3422, Class SE, IF, 6.81%, 2/15/2038 (f)	43	47
Series 3423, Class PB, 5.50%, 3/15/2038	797	833
Series 3424, Class PI, IF, IO, 2.54%, 4/15/2038 (f)	471	49
Series 3453, Class B, 5.50%, 5/15/2038	71	73
Series 3455, Class SE, IF, IO, 1.94%, 6/15/2038 (f)	453	52
Series 3461, Class LZ, 6.00%, 6/15/2038	51	54
Series 3461, Class Z, 6.00%, 6/15/2038	967	1,016
Series 3481, Class SJ, IF, IO, 1.59%, 8/15/2038 (f)	559	55
Series 3895, Class WA, 5.60%, 10/15/2038 (f)	196	205
Series 3501, Class CB, 5.50%, 1/15/2039	466	485
Series 3511, Class SA, IF, IO, 1.74%, 2/15/2039 (f)	244	21
Series 3546, Class A, 6.10%, 2/15/2039 (f)	177	181
Series 3531, Class SM, IF, IO, 1.84%, 5/15/2039 (f)	42	3
Series 3531, Class SA, IF, IO, 2.04%, 5/15/2039 (f)	357	32
Series 3549, Class FA, 5.46%, 7/15/2039 (f)	41	41
Series 3607, Class TO, PO, 10/15/2039	320	274
Series 3608, Class SC, IF, IO, 1.99%, 12/15/2039 (f)	199	11
Series 3621, Class BO, PO, 1/15/2040	300	264
Series 3802, Class LS, IF, IO, 1.81%, 1/15/2040 (f)	1,333	123
Series 3632, Class BS, IF, 3.31%, 2/15/2040 (f)	741	746
Series 3740, Class SB, IF, IO, 1.74%, 10/15/2040 (f)	696	64
Series 3740, Class SC, IF, IO, 1.74%, 10/15/2040 (f)	715	79
Series 3779, Class GZ, 4.50%, 12/15/2040	5,334	5,361
Series 3779, Class Z, 4.50%, 12/15/2040	14,908	14,958
Series 3860, Class PZ, 5.00%, 5/15/2041	8,593	8,767
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (f)	484	468
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	1,303	1,325
Series 4048, Class FB, 4.66%, 10/15/2041 (f)	1,057	1,052
Series 3957, Class B, 4.00%, 11/15/2041	844	832
Series 3966, Class NA, 4.00%, 12/15/2041	755	747
Series 4012, Class FN, 4.76%, 3/15/2042 (f)	2,353	2,337
Series 4077, Class FB, 4.76%, 7/15/2042 (f)	1,111	1,101
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,616
Series 4257, Class DZ, 2.50%, 10/15/2043	6,621	5,899
Series 3688, Class GT, 7.48%, 11/15/2046 (f)	1,461	1,569
Series 4809, Class ZM, 4.00%, 7/15/2048	18,977	18,211
Series 4837, Class ZB, 4.00%, 10/15/2048	6,440	6,164
Series 5008, Class LB, 1.50%, 8/25/2050	18,899	15,539
Series 5190, Class PH, 2.50%, 2/25/2052	17,301	16,099

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5354, PO, 10/25/2053	6,009	4,609
FHLMC, STRIPS
Series 197, PO, 4/1/2028	52	50
Series 233, Class 11, IO, 5.00%, 9/15/2035	321	50
Series 233, Class 12, IO, 5.00%, 9/15/2035	270	37
Series 233, Class 13, IO, 5.00%, 9/15/2035	495	71
Series 239, Class S30, IF, IO, 3.44%, 8/15/2036 (f)	999	128
Series 262, Class 35, 3.50%, 7/15/2042	10,964	10,444
Series 264, Class F1, 4.81%, 7/15/2042 (f)	4,270	4,244
Series 270, Class F1, 4.76%, 8/15/2042 (f)	1,482	1,470
Series 299, Class 300, 3.00%, 1/15/2043	761	709
Series 310, PO, 9/15/2043	2,585	2,027
Series 406, PO, 10/25/2053	43,221	37,275
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.40%, 7/25/2032 (f)	260	242
Series T-48, Class 1A, 4.33%, 7/25/2033 (f)	725	705
Series T-76, Class 2A, 2.20%, 10/25/2037 (f)	4,696	4,328
Series T-42, Class A5, 7.50%, 2/25/2042	1,034	1,123
Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	224	228
Series T-54, Class 2A, 6.50%, 2/25/2043	1,317	1,336
Series T-54, Class 3A, 7.00%, 2/25/2043	422	443
Series T-56, Class A5, 5.23%, 5/25/2043	2,696	2,599
Series T-57, Class 1AP, PO, 7/25/2043	86	53
Series T-57, Class 1A3, 7.50%, 7/25/2043	245	267
Series T-58, Class A, PO, 9/25/2043	83	69
Series T-58, Class 4A, 7.50%, 9/25/2043	1,285	1,341
Series T-59, Class 1AP, PO, 10/25/2043	101	53
Series T-59, Class 1A2, 7.00%, 10/25/2043	1,238	1,308
Series T-62, Class 1A1, 5.28%, 10/25/2044 (f)	1,312	1,209
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	408	182
Series 2007-FA4, Class 1A2, IF, IO, 1.58%, 8/25/2037 (f)	4,451	418
FNMA REMIC Trust
Series 2006-72, Class GO, PO, 8/25/2036	151	135
Series 2007-42, Class AO, PO, 5/25/2037	8	7
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	741	778
Series 2003-W8, Class 3F1, 4.59%, 5/25/2042 (f)	97	96
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	212	214
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	364	381
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	1,195	1,194
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	421	434
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	458	473
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	95	99
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	76	78
Series 2004-W15, Class 2AF, 4.44%, 8/25/2044 (f)	307	304
Series 2005-W3, Class 2AF, 4.41%, 3/25/2045 (f)	2,556	2,534
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	114	117

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-W2, Class 2A, 5.66%, 11/25/2045 (f)	384	395
Series 2006-W2, Class 1AF1, 4.41%, 2/25/2046 (f)	1,127	1,116
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	85,697	84,317
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (f)	206	213
Series 2001-T3, Class A1, 7.50%, 11/25/2040	353	362
Series 2002-T4, Class A1, 6.50%, 12/25/2041	4,012	4,148
Series 2002-T16, Class A2, 7.00%, 7/25/2042	503	537
Series 2004-T2, Class 2A, 5.43%, 7/25/2043 (f)	252	256
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	617	624
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	63	65
Series 2004-T3, Class PT1, 9.11%, 1/25/2044 (f)	89	96
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,206	1,238
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	513	530
FNMA, REMIC
Series 2006-94, Class GK, IF, 12.32%, 10/25/2026 (f)	2	2
Series 1996-48, Class Z, 7.00%, 11/25/2026	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	2	2
Series 1997-29, Class J, 7.50%, 4/20/2027	4	4
Series 1997-32, Class PG, 6.50%, 4/25/2027	1	1
Series 1997-39, Class PD, 7.50%, 5/20/2027	14	14
Series 1997-42, Class ZC, 6.50%, 7/18/2027	—	—
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	5	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	8	8
Series 2008-55, Class S, IF, IO, 3.41%, 7/25/2028 (f)	151	4
Series 1999-18, Class Z, 5.50%, 4/18/2029	—	—
Series 1999-17, Class C, 6.35%, 4/25/2029	5	5
Series 1999-62, Class PB, 7.50%, 12/18/2029	6	6
Series 2000-2, Class ZE, 7.50%, 2/25/2030	41	43
Series 2000-52, IO, 8.50%, 1/25/2031	4	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	4	4
Series 2011-31, Class DB, 3.50%, 4/25/2031	1,625	1,601
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	65	6
Series 2001-30, Class PM, 7.00%, 7/25/2031	30	31
Series 2001-36, Class DE, 7.00%, 8/25/2031	72	75
Series 2001-49, Class Z, 6.50%, 9/25/2031	20	21
Series 2001-44, Class MY, 7.00%, 9/25/2031	83	87
Series 2001-44, Class PD, 7.00%, 9/25/2031	12	13
Series 2001-44, Class PU, 7.00%, 9/25/2031	14	15
Series 2001-60, Class QS, IF, 9.85%, 9/25/2031 (f)	39	46
Series 2001-52, Class KB, 6.50%, 10/25/2031	14	14
Series 2003-52, Class SX, IF, 10.39%, 10/25/2031 (f)	26	29
Series 2001-60, Class PX, 6.00%, 11/25/2031	109	113
Series 2001-61, Class Z, 7.00%, 11/25/2031	122	127
Series 2004-74, Class SW, IF, 7.00%, 11/25/2031 (f)	38	40
Series 2001-72, Class SX, IF, 7.72%, 12/25/2031 (f)	2	2
Series 2001-81, Class LO, PO, 1/25/2032	3	2
Series 2002-1, Class SA, IF, 11.58%, 2/25/2032 (f)	12	14

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	62	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (f)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	3	3
Series 2002-15, Class ZA, 6.00%, 4/25/2032	287	297
Series 2002-21, Class PE, 6.50%, 4/25/2032	49	51
Series 2002-28, Class PK, 6.50%, 5/25/2032	101	106
Series 2002-37, Class Z, 6.50%, 6/25/2032	48	49
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	115	7
Series 2002-48, Class GH, 6.50%, 8/25/2032	115	121
Series 2002-71, Class AP, 5.00%, 11/25/2032	12	12
Series 2011-39, Class ZA, 6.00%, 11/25/2032	916	957
Series 2004-61, Class SH, IF, 7.25%, 11/25/2032 (f)	13	14
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	36	37
Series 2004-59, Class BG, PO, 12/25/2032	24	22
Series 2002-78, Class Z, 5.50%, 12/25/2032	281	290
Series 2002-77, Class S, IF, 6.81%, 12/25/2032 (f)	20	21
Series 2003-9, Class NZ, 6.50%, 2/25/2033	55	58
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	14	—
Series 2003-22, Class UD, 4.00%, 4/25/2033	516	513
Series 2003-35, Class EA, PO, 5/25/2033	16	14
Series 2003-42, Class GB, 4.00%, 5/25/2033	38	37
Series 2003-34, Class AX, 6.00%, 5/25/2033	80	84
Series 2003-34, Class ED, 6.00%, 5/25/2033	358	372
Series 2003-34, Class GE, 6.00%, 5/25/2033	224	234
Series 2003-39, IO, 6.00%, 5/25/2033 (f)	22	3
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	196	25
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	389	26
Series 2003-47, Class PE, 5.75%, 6/25/2033	152	159
Series 2003-64, Class SX, IF, 2.94%, 7/25/2033 (f)	53	53
Series 2003-132, Class OA, PO, 8/25/2033	1	1
Series 2003-71, Class DS, IF, 1.70%, 8/25/2033 (f)	282	268
Series 2003-74, Class SH, IF, 2.63%, 8/25/2033 (f)	42	38
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	622	73
Series 2003-73, Class HC, 5.50%, 8/25/2033	234	243
Series 2003-91, Class SD, IF, 5.52%, 9/25/2033 (f)	35	37
Series 2013-100, Class WB, 3.00%, 10/25/2033	4,057	3,940
Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,731	1,803
Series 2003-116, Class SB, IF, IO, 3.41%, 11/25/2033 (f)	227	20
Series 2006-44, Class P, PO, 12/25/2033	239	211
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,381	1,450
Series 2004-87, Class F, 4.94%, 1/25/2034 (f)	308	309
Series 2003-130, Class SX, IF, 5.24%, 1/25/2034 (f)	3	3
Series 2004-46, Class EP, PO, 3/25/2034	10	10
Series 2004-28, Class PF, 4.59%, 3/25/2034 (f)	9	9
Series 2004-17, Class H, 5.50%, 4/25/2034	588	609
Series 2004-25, Class SA, IF, 8.01%, 4/25/2034 (f)	69	75
Series 2004-36, Class FA, 4.59%, 5/25/2034 (f)	459	456
Series 2004-46, Class SK, IF, 4.99%, 5/25/2034 (f)	16	17

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-46, Class QB, IF, 7.25%, 5/25/2034 (f)	45	48
Series 2004-36, Class SA, IF, 8.01%, 5/25/2034 (f)	196	219
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,089	1,137
Series 2004-51, Class SY, IF, 5.87%, 7/25/2034 (f)	33	34
Series 2005-25, Class PF, 4.54%, 4/25/2035 (f)	268	266
Series 2005-42, Class PS, IF, 6.53%, 5/25/2035 (f)	5	5
Series 2005-59, Class SU, IF, 4.57%, 6/25/2035 (f)	83	93
Series 2005-56, Class S, IF, IO, 2.52%, 7/25/2035 (f)	169	13
Series 2005-66, Class SG, IF, 6.91%, 7/25/2035 (f)	81	90
Series 2005-68, Class PG, 5.50%, 8/25/2035	177	182
Series 2005-73, Class ZB, 5.50%, 8/25/2035	1,996	2,072
Series 2005-73, Class PS, IF, 6.23%, 8/25/2035 (f)	66	68
Series 2005-72, Class SB, IF, 6.41%, 8/25/2035 (f)	37	39
Series 2005-75, Class SV, IF, 7.45%, 9/25/2035 (f)	11	13
Series 2010-39, Class OT, PO, 10/25/2035	55	48
Series 2005-84, Class XM, 5.75%, 10/25/2035	115	119
Series 2005-90, Class ES, IF, 6.41%, 10/25/2035 (f)	61	64
Series 2005-106, Class US, IF, 9.22%, 11/25/2035 (f)	174	184
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,340	1,398
Series 2005-109, Class PC, 6.00%, 12/25/2035	14	14
Series 2006-16, Class OA, PO, 3/25/2036	38	34
Series 2006-8, Class WQ, PO, 3/25/2036	497	419
Series 2006-8, Class WN, IF, IO, 2.51%, 3/25/2036 (f)	1,822	179
Series 2006-12, Class BZ, 5.50%, 3/25/2036	512	535
Series 2006-16, Class HZ, 5.50%, 3/25/2036	130	135
Series 2006-8, Class JZ, 5.50%, 3/25/2036	634	656
Series 2006-11, Class PS, IF, 9.22%, 3/25/2036 (f)	52	62
Series 2006-22, Class AO, PO, 4/25/2036	139	125
Series 2006-23, Class KO, PO, 4/25/2036	34	31
Series 2006-27, Class OH, PO, 4/25/2036	56	50
Series 2006-23, Class FK, 4.44%, 4/25/2036 (f)	312	308
Series 2006-33, Class LS, IF, 11.31%, 5/25/2036 (f)	43	53
Series 2006-43, PO, 6/25/2036	44	40
Series 2006-43, Class DO, PO, 6/25/2036	134	118
Series 2006-44, Class GO, PO, 6/25/2036	84	75
Series 2006-50, Class JO, PO, 6/25/2036	279	244
Series 2006-50, Class PS, PO, 6/25/2036	349	317
Series 2006-53, Class US, IF, IO, 2.39%, 6/25/2036 (f)	342	28
Series 2006-46, Class FW, 4.59%, 6/25/2036 (f)	87	86
Series 2006-46, Class SW, IF, 8.85%, 6/25/2036 (f)	14	16
Series 2006-58, PO, 7/25/2036	52	46
Series 2006-58, Class AP, PO, 7/25/2036	28	23
Series 2006-65, Class QO, PO, 7/25/2036	96	83
Series 2006-58, Class IG, IF, IO, 2.33%, 7/25/2036 (f)	93	8
Series 2006-56, Class FC, 4.48%, 7/25/2036 (f)	695	691
Series 2006-58, Class FL, 4.65%, 7/25/2036 (f)	85	84
Series 2006-71, Class ZL, 6.00%, 7/25/2036	1,117	1,180
Series 2006-63, Class ZH, 6.50%, 7/25/2036	483	521

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-19, Class ZY, 6.50%, 7/25/2036	639	690
Series 2006-60, Class AK, IF, 12.05%, 7/25/2036 (f)	52	60
Series 2006-62, Class PS, IF, 14.78%, 7/25/2036 (f)	36	53
Series 2006-72, Class TO, PO, 8/25/2036	30	25
Series 2006-79, Class DO, PO, 8/25/2036	66	57
Series 2006-79, Class OP, PO, 8/25/2036	107	90
Series 2007-7, Class SG, IF, IO, 2.31%, 8/25/2036 (f)	810	90
Series 2006-79, Class DF, 4.54%, 8/25/2036 (f)	278	276
Series 2006-77, Class PC, 6.50%, 8/25/2036	152	157
Series 2006-78, Class BZ, 6.50%, 8/25/2036	71	76
Series 2006-86, Class OB, PO, 9/25/2036	105	91
Series 2006-90, Class AO, PO, 9/25/2036	49	44
Series 2008-42, Class AO, PO, 9/25/2036	43	38
Series 2006-85, Class MZ, 6.50%, 9/25/2036	24	25
Series 2009-19, Class PW, 4.50%, 10/25/2036	441	446
Series 2006-95, Class SG, IF, 9.45%, 10/25/2036 (f)	54	68
Series 2006-109, PO, 11/25/2036	32	28
Series 2006-110, PO, 11/25/2036	147	129
Series 2006-111, Class EO, PO, 11/25/2036	82	67
Series 2006-115, Class OK, PO, 12/25/2036	80	66
Series 2006-119, PO, 12/25/2036	46	41
Series 2006-117, Class GS, IF, IO, 2.46%, 12/25/2036 (f)	388	39
Series 2006-118, Class A1, 4.36%, 12/25/2036 (f)	174	170
Series 2006-118, Class A2, 4.36%, 12/25/2036 (f)	732	719
Series 2006-115, Class ES, IF, 9.81%, 12/25/2036 (f)	6	7
Series 2006-128, PO, 1/25/2037	96	84
Series 2009-70, Class CO, PO, 1/25/2037	280	233
Series 2006-128, Class BP, 5.50%, 1/25/2037	14	14
Series 2007-10, Class FD, 4.44%, 2/25/2037 (f)	99	99
Series 2007-1, Class SD, IF, 13.88%, 2/25/2037 (f)	73	128
Series 2007-14, Class OP, PO, 3/25/2037	68	60
Series 2007-22, Class SC, IF, IO, 1.89%, 3/25/2037 (f)	3	—
Series 2007-14, Class ES, IF, IO, 2.25%, 3/25/2037 (f)	602	66
Series 2007-77, Class FG, 4.69%, 3/25/2037 (f)	168	167
Series 2007-16, Class FC, 4.94%, 3/25/2037 (f)	110	111
Series 2009-63, Class P, 5.00%, 3/25/2037	9	9
Series 2007-18, Class MZ, 6.00%, 3/25/2037	205	218
Series 2007-28, Class EO, PO, 4/25/2037	222	194
Series 2007-35, Class SI, IF, IO, 1.91%, 4/25/2037 (f)	221	12
Series 2007-29, Class SG, IF, 8.71%, 4/25/2037 (f)	126	152
Series 2007-43, Class FL, 4.49%, 5/25/2037 (f)	137	135
Series 2007-42, Class B, 6.00%, 5/25/2037	374	396
Series 2007-92, Class YS, IF, IO, 1.59%, 6/25/2037 (f)	113	9
Series 2007-53, Class SH, IF, IO, 1.91%, 6/25/2037 (f)	457	39
Series 2007-54, Class WI, IF, IO, 1.91%, 6/25/2037 (f)	108	11
Series 2007-98, Class FB, 4.64%, 6/25/2037 (f)	66	65
Series 2007-92, Class YA, 6.50%, 6/25/2037	68	72
Series 2007-67, PO, 7/25/2037	166	148

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-72, Class EK, IF, IO, 2.21%, 7/25/2037 (f)	1,185	135
Series 2007-65, Class KI, IF, IO, 2.43%, 7/25/2037 (f)	391	40
Series 2007-60, Class AX, IF, IO, 2.96%, 7/25/2037 (f)	1,741	241
Series 2007-97, Class FC, 4.69%, 7/25/2037 (f)	106	106
Series 2007-70, Class Z, 5.50%, 7/25/2037	421	439
Series 2007-62, Class SE, IF, 6.03%, 7/25/2037 (f)	90	98
Series 2007-76, Class AZ, 5.50%, 8/25/2037	51	53
Series 2007-76, Class ZG, 6.00%, 8/25/2037	105	108
Series 2007-78, Class CB, 6.00%, 8/25/2037	47	50
Series 2007-78, Class PE, 6.00%, 8/25/2037	89	95
Series 2007-81, Class GE, 6.00%, 8/25/2037	186	198
Series 2007-79, Class SB, IF, 8.67%, 8/25/2037 (f)	131	155
Series 2007-88, Class VI, IF, IO, 2.35%, 9/25/2037 (f)	564	48
Series 2007-85, Class SL, IF, 5.68%, 9/25/2037 (f)	28	31
Series 2009-86, Class OT, PO, 10/25/2037	1,438	1,241
Series 2007-100, Class SM, IF, IO, 2.26%, 10/25/2037 (f)	416	42
Series 2007-91, Class ES, IF, IO, 2.27%, 10/25/2037 (f)	624	70
Series 2007-108, Class SA, IF, IO, 2.17%, 12/25/2037 (f)	23	2
Series 2007-109, Class AI, IF, IO, 2.21%, 12/25/2037 (f)	509	46
Series 2007-112, Class SA, IF, IO, 2.26%, 12/25/2037 (f)	596	80
Series 2007-112, Class MJ, 6.50%, 12/25/2037	440	466
Series 2007-116, Class HI, IO, 1.67%, 1/25/2038 (f)	927	56
Series 2008-1, Class BI, IF, IO, 1.72%, 2/25/2038 (f)	476	40
Series 2008-4, Class SD, IF, IO, 1.81%, 2/25/2038 (f)	1,339	132
Series 2008-16, Class IS, IF, IO, 2.01%, 3/25/2038 (f)	171	14
Series 2008-10, Class XI, IF, IO, 2.04%, 3/25/2038 (f)	201	19
Series 2008-20, Class SA, IF, IO, 2.80%, 3/25/2038 (f)	187	20
Series 2008-18, Class FA, 5.09%, 3/25/2038 (f)	105	106
Series 2008-18, Class SP, IF, 5.63%, 3/25/2038 (f)	85	85
Series 2008-32, Class SA, IF, IO, 2.66%, 4/25/2038 (f)	103	9
Series 2008-27, Class SN, IF, IO, 2.71%, 4/25/2038 (f)	218	23
Series 2008-28, Class QS, IF, 8.14%, 4/25/2038 (f)	74	87
Series 2008-44, PO, 5/25/2038	8	7
Series 2008-46, Class HI, IO, 2.03%, 6/25/2038 (f)	193	12
Series 2008-53, Class CI, IF, IO, 3.01%, 7/25/2038 (f)	102	10
Series 2008-56, Class AC, 5.00%, 7/25/2038	108	109
Series 2008-60, Class JC, 5.00%, 7/25/2038	141	145
Series 2011-47, Class ZA, 5.50%, 7/25/2038	503	519
Series 2008-80, Class SA, IF, IO, 1.66%, 9/25/2038 (f)	457	39
Series 2008-81, Class SB, IF, IO, 1.66%, 9/25/2038 (f)	472	37
Series 2009-6, Class GS, IF, IO, 2.36%, 2/25/2039 (f)	287	24
Series 2009-4, Class BD, 4.50%, 2/25/2039	4	4
Series 2009-17, Class QS, IF, IO, 2.46%, 3/25/2039 (f)	102	9
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	209	31
Series 2009-47, Class MT, 7.00%, 7/25/2039	6	6
Series 2009-59, Class HB, 5.00%, 8/25/2039	856	878
Series 2009-60, Class HT, 6.00%, 8/25/2039	1,090	1,153
Series 2009-65, Class MT, 5.00%, 9/25/2039	69	71

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-69, Class WA, 5.95%, 9/25/2039 (f)	237	240
Series 2009-84, Class WS, IF, IO, 1.71%, 10/25/2039 (f)	137	12
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	550	92
Series 2009-99, Class SC, IF, IO, 1.99%, 12/25/2039 (f)	172	14
Series 2009-99, Class WA, 6.33%, 12/25/2039 (f)	535	548
Series 2009-103, Class MB, 6.56%, 12/25/2039 (f)	458	461
Series 2009-113, Class AO, PO, 1/25/2040	120	100
Series 2009-112, Class ST, IF, IO, 2.06%, 1/25/2040 (f)	374	41
Series 2010-1, Class WA, 6.28%, 2/25/2040 (f)	111	113
Series 2010-49, Class SC, IF, 4.29%, 3/25/2040 (f)	567	569
Series 2010-16, Class WB, 6.11%, 3/25/2040 (f)	535	544
Series 2010-16, Class WA, 6.44%, 3/25/2040 (f)	361	369
Series 2010-35, Class SB, IF, IO, 2.23%, 4/25/2040 (f)	237	16
Series 2010-35, Class SJ, IF, 3.71%, 4/25/2040 (f)	317	321
Series 2010-40, Class FJ, 4.79%, 4/25/2040 (f)	23	23
Series 2010-42, Class S, IF, IO, 2.21%, 5/25/2040 (f)	153	14
Series 2010-43, Class FD, 4.79%, 5/25/2040 (f)	162	162
Series 2010-63, Class AP, PO, 6/25/2040	196	172
Series 2010-64, Class DM, 5.00%, 6/25/2040	761	773
Series 2010-58, Class MB, 5.50%, 6/25/2040	1,809	1,850
Series 2010-71, Class HJ, 5.50%, 7/25/2040	752	784
Series 2010-102, Class PN, 5.00%, 9/25/2040	559	573
Series 2010-111, Class AM, 5.50%, 10/25/2040	2,731	2,861
Series 2010-125, Class SA, IF, IO, 0.25%, 11/25/2040 (f)	1,072	49
Series 2010-147, Class SA, IF, IO, 2.34%, 1/25/2041 (f)	1,990	240
Series 2011-30, Class LS, IO, 1.74%, 4/25/2041 (f)	1,278	95
Series 2011-149, Class EF, 4.69%, 7/25/2041 (f)	73	73
Series 2011-75, Class FA, 4.74%, 8/25/2041 (f)	149	149
Series 2011-149, Class MF, 4.69%, 11/25/2041 (f)	347	346
Series 2011-118, Class LB, 7.00%, 11/25/2041	2,116	2,274
Series 2011-118, Class MT, 7.00%, 11/25/2041	2,649	2,828
Series 2011-118, Class NT, 7.00%, 11/25/2041	2,367	2,546
Series 2012-99, Class FA, 4.64%, 9/25/2042 (f)	762	753
Series 2012-101, Class FC, 4.69%, 9/25/2042 (f)	453	449
Series 2012-97, Class FB, 4.69%, 9/25/2042 (f)	1,485	1,472
Series 2012-108, Class F, 4.69%, 10/25/2042 (f)	1,168	1,159
Series 2012-120, Class ZB, 3.50%, 11/25/2042	4,381	4,185
Series 2013-81, Class TA, 3.00%, 2/25/2043	978	968
Series 2013-4, Class AJ, 3.50%, 2/25/2043	804	770
Series 2013-92, PO, 9/25/2043	3,160	2,427
Series 2013-101, Class DO, PO, 10/25/2043	2,822	2,150
Series 2013-128, PO, 12/25/2043	4,958	3,809
Series 2013-135, PO, 1/25/2044	1,721	1,317
Series 2014-29, Class PS, IF, IO, 1.86%, 5/25/2044 (f)	1,669	192
Series 2018-42, Class B, 3.00%, 6/25/2048	28,233	25,838
Series 2018-63, Class DA, 3.50%, 9/25/2048	1,096	1,028
Series 2018-94, Class DZ, 4.00%, 1/25/2049	8,929	8,559
Series 2010-103, Class SB, IF, IO, 1.91%, 11/25/2049 (f)	316	30

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-90, Class PE, 2.00%, 12/25/2050	10,069	8,209
Series 2011-2, Class WA, 5.81%, 2/25/2051 (f)	194	203
Series 2011-58, Class WA, 5.51%, 7/25/2051 (f)	153	152
Series 2023-40, PO, 9/25/2053	13,953	11,881
Series 2025-18, Class MA, 0.50%, 9/25/2054	155,292	132,629
Series 2025-31, Class MA, 0.50%, 9/25/2054	9,790	8,281
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	1,320	1,365
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	94	95
Series 2007-W5, PO, 6/25/2037	79	65
Series 2007-W7, Class 1A4, IF, 14.06%, 7/25/2037 (f)	53	73
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	7,634	7,673
Series 2003-W4, Class 2A, 5.05%, 10/25/2042 (f)	52	53
Series 2003-W1, Class 1A1, 4.70%, 12/25/2042 (f)	385	389
Series 2003-W1, Class 2A, 5.08%, 12/25/2042 (f)	110	112
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	329	345
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	551	575
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	261	269
Series 2007-W10, Class 2A, 6.14%, 8/25/2047 (f)	29	30
Series 2009-W1, Class A, 6.00%, 12/25/2049	781	814
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.73%, 6/27/2036 (f)	1,311	1,324
Series 2007-54, Class FA, 4.59%, 6/25/2037 (f)	679	674
Series 2007-64, Class FB, 4.56%, 7/25/2037 (f)	174	173
Series 2007-106, Class A7, 6.06%, 10/25/2037 (f)	137	138
Series 2002-90, Class A1, 6.50%, 6/25/2042	222	225
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	19	17
Series 345, Class 6, IO, 5.00%, 12/25/2033 (f)	27	3
Series 365, Class 8, IO, 5.50%, 5/25/2036	118	21
Series 374, Class 5, IO, 5.50%, 8/25/2036	78	12
Series 393, Class 6, IO, 5.50%, 4/25/2037	32	3
Series 383, Class 33, IO, 6.00%, 1/25/2038	83	15
Series 412, Class F2, 4.69%, 8/25/2042 (f)	1,554	1,507
Series 411, Class F1, 4.74%, 8/25/2042 (f)	3,458	3,438
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 4.45%, 11/25/2046 (f)	1,950	1,934
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.38%, 6/19/2035 (f)	153	150
GNMA
Series 2001-35, Class SA, IF, IO, 4.18%, 8/16/2031 (f)	30	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	172	171
Series 2003-58, Class BE, 6.50%, 1/20/2033	237	236
Series 2003-12, Class SP, IF, IO, 3.63%, 2/20/2033 (f)	54	—
Series 2003-25, Class PZ, 5.50%, 4/20/2033	501	500
Series 2003-46, Class MG, 6.50%, 5/20/2033	178	177
Series 2003-52, Class AP, PO, 6/16/2033	92	82
Series 2003-75, Class ZX, 6.00%, 9/16/2033	282	282
Series 2010-41, Class WA, 5.81%, 10/20/2033 (f)	283	291
Series 2003-97, Class SA, IF, IO, 2.48%, 11/16/2033 (f)	83	—

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-112, Class SA, IF, IO, 2.48%, 12/16/2033 (f)	200	1
Series 2004-28, Class S, IF, 8.46%, 4/16/2034 (f)	89	99
Series 2005-7, Class JM, IF, 7.76%, 5/18/2034 (f)	1	1
Series 2004-46, PO, 6/20/2034	170	144
Series 2004-49, Class Z, 6.00%, 6/20/2034	713	721
Series 2010-103, Class WA, 5.66%, 8/20/2034 (f)	160	164
Series 2004-73, Class JL, IF, IO, 2.48%, 9/16/2034 (f)	735	67
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (f)	74	75
Series 2004-71, Class SB, IF, 9.46%, 9/20/2034 (f)	74	81
Series 2004-89, Class LS, IF, 9.45%, 10/16/2034 (f)	50	51
Series 2004-90, Class SI, IF, IO, 2.03%, 10/20/2034 (f)	998	49
Series 2004-96, Class SC, IF, IO, 2.01%, 11/20/2034 (f)	628	3
Series 2005-3, Class SK, IF, IO, 2.68%, 1/20/2035 (f)	660	35
Series 2005-68, Class DP, IF, 6.62%, 6/17/2035 (f)	135	149
Series 2008-79, Class CS, IF, 2.73%, 6/20/2035 (f)	346	347
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	69	7
Series 2005-66, Class SP, IF, 7.26%, 8/16/2035 (f)	42	48
Series 2010-14, Class CO, PO, 8/20/2035	398	338
Series 2005-65, Class SA, IF, 7.30%, 8/20/2035 (f)	27	28
Series 2005-68, Class KI, IF, IO, 2.23%, 9/20/2035 (f)	1,442	133
Series 2005-72, Class AZ, 5.50%, 9/20/2035	256	261
Series 2005-82, PO, 10/20/2035	97	82
Series 2010-14, Class BO, PO, 11/20/2035	143	121
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	142	11
Series 2006-16, Class OP, PO, 3/20/2036	122	103
Series 2006-22, Class AO, PO, 5/20/2036	177	149
Series 2006-34, PO, 7/20/2036	23	19
Series 2006-33, Class Z, 6.50%, 7/20/2036	794	817
Series 2006-38, Class ZK, 6.50%, 8/20/2036	967	965
Series 2006-59, Class SD, IF, IO, 2.63%, 10/20/2036 (f)	254	16
Series 2006-57, Class PZ, 5.56%, 10/20/2036	429	427
Series 2011-22, Class WA, 5.76%, 2/20/2037 (f)	125	129
Series 2007-9, Class CI, IF, IO, 2.13%, 3/20/2037 (f)	477	33
Series 2007-17, Class JO, PO, 4/16/2037	244	202
Series 2007-17, Class JI, IF, IO, 2.74%, 4/16/2037 (f)	629	49
Series 2007-19, Class SD, IF, IO, 2.13%, 4/20/2037 (f)	226	1
Series 2010-129, Class AW, 5.82%, 4/20/2037 (f)	218	225
Series 2007-25, Class FN, 4.37%, 5/16/2037 (f)	219	217
Series 2007-28, Class BO, PO, 5/20/2037	35	29
Series 2007-26, Class SC, IF, IO, 2.13%, 5/20/2037 (f)	421	9
Series 2007-27, Class SD, IF, IO, 2.13%, 5/20/2037 (f)	464	10
Series 2007-35, PO, 6/16/2037	643	530
Series 2007-36, Class HO, PO, 6/16/2037	61	49
Series 2007-36, Class SE, IF, IO, 2.40%, 6/16/2037 (f)	261	2
Series 2007-36, Class SJ, IF, IO, 2.18%, 6/20/2037 (f)	349	3
Series 2007-45, Class QA, IF, IO, 2.57%, 7/20/2037 (f)	530	36
Series 2007-40, Class SN, IF, IO, 2.61%, 7/20/2037 (f)	506	15
Series 2007-40, Class SD, IF, IO, 2.68%, 7/20/2037 (f)	368	13

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-53, Class ES, IF, IO, 2.48%, 9/20/2037 (f)	400	14
Series 2007-53, Class SW, IF, 7.98%, 9/20/2037 (f)	88	97
Series 2008-7, Class SP, IF, 5.25%, 10/20/2037 (f)	64	64
Series 2009-79, Class OK, PO, 11/16/2037	633	532
Series 2007-74, Class SL, IF, IO, 2.47%, 11/16/2037 (f)	495	3
Series 2007-73, Class MI, IF, IO, 1.93%, 11/20/2037 (f)	439	2
Series 2007-76, Class SB, IF, IO, 2.43%, 11/20/2037 (f)	855	5
Series 2007-67, Class SI, IF, IO, 2.44%, 11/20/2037 (f)	460	3
Series 2007-72, Class US, IF, IO, 2.48%, 11/20/2037 (f)	387	2
Series 2008-7, Class SK, IF, 7.73%, 11/20/2037 (f)	45	45
Series 2007-79, Class SY, IF, IO, 2.48%, 12/20/2037 (f)	560	3
Series 2008-1, PO, 1/20/2038	25	21
Series 2015-137, Class WA, 5.55%, 1/20/2038 (f)	1,374	1,430
Series 2009-106, Class ST, IF, IO, 1.93%, 2/20/2038 (f)	3,330	79
Series 2008-17, IO, 5.50%, 2/20/2038	84	—
Series 2008-33, Class XS, IF, IO, 3.63%, 4/16/2038 (f)	252	13
Series 2008-36, Class SH, IF, IO, 2.23%, 4/20/2038 (f)	576	3
Series 2008-40, Class SA, IF, IO, 2.33%, 5/16/2038 (f)	1,401	72
Series 2008-55, Class SA, IF, IO, 2.13%, 6/20/2038 (f)	143	1
Series 2008-50, Class KB, 6.00%, 6/20/2038	288	297
Series 2008-60, Class CS, IF, IO, 2.08%, 7/20/2038 (f)	484	6
Series 2008-71, Class SC, IF, IO, 1.93%, 8/20/2038 (f)	164	1
Series 2012-59, Class WA, 5.58%, 8/20/2038 (f)	677	698
Series 2008-76, Class US, IF, IO, 1.83%, 9/20/2038 (f)	597	16
Series 2008-81, Class S, IF, IO, 2.13%, 9/20/2038 (f)	1,244	7
Series 2009-25, Class SE, IF, IO, 3.53%, 9/20/2038 (f)	255	7
Series 2011-97, Class WA, 6.08%, 11/20/2038 (f)	309	316
Series 2008-93, Class AS, IF, IO, 1.63%, 12/20/2038 (f)	654	38
Series 2008-96, Class SL, IF, IO, 1.93%, 12/20/2038 (f)	357	7
Series 2008-95, Class DS, IF, IO, 3.23%, 12/20/2038 (f)	1,067	8
Series 2011-163, Class WA, 5.84%, 12/20/2038 (f)	1,432	1,485
Series 2014-6, Class W, 5.28%, 1/20/2039 (f)	1,113	1,154
Series 2009-6, Class SA, IF, IO, 2.03%, 2/16/2039 (f)	267	1
Series 2009-11, Class SC, IF, IO, 2.08%, 2/16/2039 (f)	311	6
Series 2009-10, Class SA, IF, IO, 1.88%, 2/20/2039 (f)	466	33
Series 2009-6, Class SH, IF, IO, 1.97%, 2/20/2039 (f)	284	1
Series 2009-31, Class TS, IF, IO, 2.23%, 3/20/2039 (f)	137	3
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	162	9
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	361	21
Series 2009-22, Class SA, IF, IO, 2.20%, 4/20/2039 (f)	667	52
Series 2009-35, Class ZB, 5.50%, 5/16/2039	6,355	6,648
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	98	6
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	136	9
Series 2009-43, Class SA, IF, IO, 1.88%, 6/20/2039 (f)	447	20
Series 2009-42, Class SC, IF, IO, 2.01%, 6/20/2039 (f)	628	52
Series 2009-64, Class SN, IF, IO, 2.03%, 7/16/2039 (f)	459	27
Series 2009-72, Class SM, IF, IO, 2.18%, 8/16/2039 (f)	645	52
Series 2009-81, Class SB, IF, IO, 2.02%, 9/20/2039 (f)	1,231	113

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,607	2,758
Series 2009-106, Class AS, IF, IO, 2.33%, 11/16/2039 (f)	1,040	105
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,733
Series 2015-91, Class W, 5.27%, 5/20/2040 (f)	1,418	1,472
Series 2013-75, Class WA, 5.08%, 6/20/2040 (f)	348	358
Series 2011-137, Class WA, 5.58%, 7/20/2040 (f)	708	738
Series 2010-130, Class CP, 7.00%, 10/16/2040	1,127	1,209
Series 2010-157, Class OP, PO, 12/20/2040	1,447	1,257
Series 2011-75, Class SM, IF, IO, 2.53%, 5/20/2041 (f)	804	54
Series 2013-26, Class AK, 4.70%, 9/20/2041 (f)	867	883
Series 2014-188, Class W, 4.54%, 10/20/2041 (f)	926	937
Series 2012-141, Class WA, 4.52%, 11/16/2041 (f)	1,249	1,252
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,371
Series 2012-141, Class WC, 3.75%, 1/20/2042 (f)	1,029	989
Series 2012-141, Class WB, 4.00%, 9/16/2042 (f)	697	674
Series 2014-41, Class W, 4.61%, 10/20/2042 (f)	1,001	1,012
Series 2013-54, Class WA, 4.87%, 11/20/2042 (f)	705	724
Series 2013-91, Class WA, 4.41%, 4/20/2043 (f)	951	923
Series 2019-78, Class SW, IF, IO, 2.03%, 6/20/2049 (f)	5,425	497
Series 2020-123, Class LB, 1.00%, 8/20/2050	9,921	8,367
Series 2020-134, Class ST, IF, IO, 3.11%, 9/20/2050 (f)	39,794	980
Series 2022-9, Class P, 2.00%, 9/20/2051	19,852	17,793
Series 2021-201, Class Z, 3.00%, 11/20/2051	18,141	13,515
Series 2022-114, Class BS, IF, 6.60%, 6/20/2052 (f)	13,247	14,573
Series 2022-133, Class ES, IF, 6.24%, 7/20/2052 (f)	8,361	8,770
Series 2022-121, Class S, IF, 6.40%, 7/20/2052 (f)	10,779	11,765
Series 2024-164, Class AO, PO, 10/20/2054	8,476	6,831
Series 2025-105, Class SM, IF, 4.30%, 6/20/2055 (f)	23,953	23,396
Series 2012-H24, Class FA, 4.67%, 3/20/2060 (f)	164	163
Series 2012-H24, Class FG, 4.65%, 4/20/2060 (f)	7	7
Series 2013-H03, Class FA, 4.52%, 8/20/2060 (f)	—	—
Series 2011-H05, Class FB, 4.72%, 12/20/2060 (f)	284	284
Series 2011-H06, Class FA, 4.67%, 2/20/2061 (f)	273	273
Series 2012-H21, Class CF, 4.92%, 5/20/2061 (f)	4	4
Series 2011-H19, Class FA, 4.69%, 8/20/2061 (f)	188	188
Series 2012-H26, Class JA, 4.77%, 10/20/2061 (f)	1	1
Series 2012-H10, Class FA, 4.77%, 12/20/2061 (f)	1,690	1,691
Series 2012-H08, Class FB, 4.82%, 3/20/2062 (f)	424	424
Series 2013-H07, Class MA, 4.77%, 4/20/2062 (f)	—	—
Series 2012-H08, Class FS, 4.92%, 4/20/2062 (f)	1,388	1,392
Series 2012-H15, Class FA, 4.67%, 5/20/2062 (f)	—	—
Series 2012-H26, Class MA, 4.77%, 7/20/2062 (f)	39	39
Series 2012-H18, Class NA, 4.74%, 8/20/2062 (f)	128	128
Series 2012-H28, Class FA, 4.80%, 9/20/2062 (f)	19	19
Series 2012-H24, Class FE, 4.60%, 10/20/2062 (f)	24	24
Series 2012-H29, Class FA, 4.74%, 10/20/2062 (f)	889	889
Series 2013-H02, Class HF, 4.52%, 11/20/2062 (f)	1	1
Series 2023-48, Class W, 3.98%, 12/20/2062 (f)	9,116	8,548

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H01, Class JA, 4.54%, 1/20/2063 (f)	823	821
Series 2013-H04, Class SA, 4.64%, 2/20/2063 (f)	467	466
Series 2013-H08, Class FC, 4.67%, 2/20/2063 (f)	515	515
Series 2013-H07, Class HA, 4.63%, 3/20/2063 (f)	598	597
Series 2013-H09, Class HA, 1.65%, 4/20/2063	63	60
Series 2013-H14, Class FG, 4.69%, 5/20/2063 (f)	145	145
Series 2013-H14, Class FC, 4.69%, 6/20/2063 (f)	110	110
Series 2014-H01, Class FD, 4.87%, 1/20/2064 (f)	653	655
Series 2014-H05, Class FA, 4.91%, 2/20/2064 (f)	2,016	2,022
Series 2014-H06, Class HB, 4.87%, 3/20/2064 (f)	264	264
Series 2024-57, Class PT, 4.50%, 4/20/2064	9,435	9,320
Series 2014-H09, Class TA, 4.82%, 4/20/2064 (f)	557	558
Series 2014-H10, Class TA, 4.82%, 4/20/2064 (f)	5,241	5,249
Series 2014-H11, Class VA, 4.72%, 6/20/2064 (f)	5,704	5,704
Series 2014-H15, Class FA, 4.72%, 7/20/2064 (f)	5,171	5,172
Series 2014-H17, Class FC, 4.72%, 7/20/2064 (f)	3,151	3,152
Series 2014-H19, Class FE, 4.69%, 9/20/2064 (f)	3,430	3,429
Series 2014-H20, Class LF, 4.82%, 10/20/2064 (f)	2,549	2,546
Series 2015-H02, Class FB, 4.72%, 12/20/2064 (f)	496	496
Series 2015-H03, Class FA, 4.72%, 12/20/2064 (f)	552	552
Series 2015-H05, Class FC, 4.70%, 2/20/2065 (f)	5,968	5,968
Series 2015-H06, Class FA, 4.70%, 2/20/2065 (f)	2,633	2,632
Series 2015-H07, Class ES, 4.86%, 2/20/2065 (f)	1,258	1,258
Series 2015-H08, Class FC, 4.70%, 3/20/2065 (f)	6,319	6,319
Series 2015-H10, Class FC, 4.70%, 4/20/2065 (f)	—	—
Series 2015-H12, Class FA, 4.70%, 5/20/2065 (f)	3,050	3,049
Series 2015-H15, Class FD, 4.66%, 6/20/2065 (f)	1,784	1,782
Series 2015-H15, Class FJ, 4.66%, 6/20/2065 (f)	2,232	2,231
Series 2015-H18, Class FA, 4.67%, 6/20/2065 (f)	1,629	1,629
Series 2015-H16, Class FG, 4.66%, 7/20/2065 (f)	3,931	3,929
Series 2015-H16, Class FL, 4.66%, 7/20/2065 (f)	3,474	3,472
Series 2015-H20, Class FA, 4.69%, 8/20/2065 (f)	3,075	3,075
Series 2015-H26, Class FG, 4.74%, 10/20/2065 (f)	1,046	1,046
Series 2015-H32, Class FH, 4.88%, 12/20/2065 (f)	1,753	1,757
Series 2016-H07, Class FB, 4.97%, 3/20/2066 (f)	2,086	2,093
Series 2016-H11, Class FD, 5.08%, 5/20/2066 (f)	4,420	4,452
Series 2016-H26, Class FC, 5.22%, 12/20/2066 (f)	3,621	3,641
Series 2017-H08, Class XI, IO, 2.27%, 3/20/2067 (f)	18,919	768
Series 2017-H14, Class XI, IO, 1.87%, 6/20/2067 (f)	18,917	489
Series 2018-H09, Class FE, 4.54%, 6/20/2068 (f)	1,353	1,356
Series 2019-H20, Class ID, IO, 1.27%, 12/20/2069 (f)	16,808	977
Series 2020-H02, Class MI, IO, 1.39%, 1/20/2070 (f)	36,604	2,067
Series 2020-H05, IO, 1.40%, 3/20/2070 (f)	34,239	1,954
Series 2020-H09, IO, 1.14%, 5/20/2070 (f)	40,197	1,977
Series 2020-H09, Class IC, IO, 1.47%, 5/20/2070 (f)	40,551	2,542
Series 2020-H09, Class CI, IO, 1.63%, 5/20/2070 (f)	37,327	2,580
Series 2020-H11, IO, 1.18%, 6/20/2070 (f)	22,721	1,246

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-H12, Class IJ, IO, 1.32%, 7/20/2070 (f)	32,484	1,767
Series 2020-H12, Class HI, IO, 2.02%, 7/20/2070 (f)	28,021	2,363
Series 2020-H15, IO, 1.40%, 8/20/2070 (f)	41,209	2,432
Series 2021-H14, Class BF, 5.50%, 9/20/2071 (f)	7,937	8,090
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (b) (f)	31,615	29,775
GS Mortgage-Backed Securities Trust
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (b) (e)	19,416	19,138
Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (b) (e)	42,712	41,792
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 4.47%, 6/25/2034 (b) (f)	228	206
Series 2005-RP2, Class 1AF, 4.42%, 3/25/2035 (b) (f)	400	377
Series 2005-RP3, Class 1AS, IO, 0.10%, 9/25/2035 (b) (f)	2,103	47
Series 2005-RP3, Class 1AF, 4.42%, 9/25/2035 (b) (f)	2,853	2,456
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	23	23
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	147	150
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	130	136
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	81	82
Series 2005-5F, Class 8A3, 4.57%, 6/25/2035 (f)	60	58
Series 2005-AR6, Class 3A1, 4.60%, 9/25/2035 (f)	18	16
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	311	313
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	18	154
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,394	573
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (b) (e)	24,975	25,054
Impac CMB Trust Series 2005-4, Class 2A1, 4.67%, 5/25/2035 (f)	342	333
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	256	195
Impac Secured Assets Trust Series 2006-1, Class 2A1, 4.77%, 5/25/2036 (f)	371	353
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.30%, 11/25/2033 (f)	287	287
Series 2006-A3, Class 6A1, 4.95%, 8/25/2034 (f)	95	94
Series 2006-A2, Class 4A1, 6.45%, 8/25/2034 (f)	942	967
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	19	18
Series 2004-A4, Class 1A1, 6.74%, 9/25/2034 (f)	7	7
Series 2005-A1, Class 3A4, 5.44%, 2/25/2035 (f)	121	117
Series 2007-A1, Class 5A1, 6.05%, 7/25/2035 (f)	87	86
Series 2007-A1, Class 5A2, 6.05%, 7/25/2035 (f)	35	34
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (b) (e)	15,609	15,612
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.74%, 4/25/2036 (f)	297	184
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	15	13
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	1,858	433
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (e)	41,700	41,744
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (b) (e)	16,785	16,817
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.29%, 4/21/2034 (f)	277	272
Series 2004-3, Class 4A2, 4.24%, 4/25/2034 (f)	101	91
Series 2004-15, Class 3A1, 6.89%, 12/25/2034 (f)	48	47

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	60	58
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	592	604
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	104	107
Series 2004-6, Class 30, PO, 7/25/2034	111	88
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	67	66
Series 2004-7, Class 30, PO, 8/25/2034	59	42
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	56	49
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	2	—
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	37	32
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	118	116
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	53	45
Series 2004-1, Class 30, PO, 2/25/2034	8	6
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 4.42%, 5/25/2035 (b) (f)	4,810	2,281
Series 2006-2, Class 1A1, 4.37%, 5/25/2036 (b) (f)	482	399
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	59	45
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 4.69%, 10/25/2028 (f)	112	107
Series 2003-F, Class A1, 4.71%, 10/25/2028 (f)	121	119
Series 2004-A, Class A1, 4.53%, 4/25/2029 (f)	53	49
Series 2004-C, Class A2, 5.26%, 7/25/2029 (f)	63	63
Series 2003-A5, Class 2A6, 6.29%, 8/25/2033 (f)	65	63
Series 2004-A4, Class A2, 5.12%, 8/25/2034 (f)	142	135
Series 2004-1, Class 2A1, 5.32%, 12/25/2034 (f)	146	136
Series 2005-A2, Class A1, 5.45%, 2/25/2035 (f)	328	297
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (e)	15,610	15,777
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.13%, 10/25/2019 (f)	46	43
Series 2004-3, Class 4A, 5.63%, 4/25/2034 (f)	456	452
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 4.55%, 6/15/2030 (f)	235	231
Series 2000-TBC3, Class A1, 4.51%, 12/15/2030 (f)	57	55
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (f)	200	180
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (e)	11,960	12,027
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (e)	46,200	46,546
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	66	66
Series 2003-A1, Class A1, 5.50%, 5/25/2033	12	12
Series 2003-A1, Class A2, 6.00%, 5/25/2033	35	36
Ocwen Loan Investment Trust Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (b)	4,343	4,284
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (f)	17,542	16,962
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	109	109
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (b) (e)	8,378	8,280

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 9/25/2029 (b) (f)	39,489	39,949
RALI Trust
Series 2005-QA6, Class A32, 6.84%, 5/25/2035 (f)	598	309
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	58	47
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (b)	23	13
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	12
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	66,943	58,694
Series 2025-2, Class MTU, 3.25%, 6/25/2065	72,524	62,648
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	6,293	6,161
Sequoia Mortgage Trust
Series 2004-8, Class A1, 4.77%, 9/20/2034 (f)	272	241
Series 2004-8, Class A2, 5.22%, 9/20/2034 (f)	268	250
Series 2004-10, Class A1A, 4.69%, 11/20/2034 (f)	108	103
Series 2004-11, Class A1, 4.67%, 12/20/2034 (f)	122	113
Series 2004-12, Class A3, 4.99%, 1/20/2035 (f)	172	171
Starwoood Anoo, 9.75%, 1/16/2027 ‡	18,619	18,549
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 4.73%, 10/19/2034 (f)	229	222
Series 2005-AR5, Class A3, 4.57%, 7/19/2035 (f)	772	767
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5, 5.99%, 2/25/2034 (e)	658	651
Series 2005-RF3, Class 1A, 4.42%, 6/25/2035 (b) (f)	292	252
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.62%, 11/25/2033 (f)	44	44
Series 2003-37A, Class 2A, 5.50%, 12/25/2033 (f)	296	291
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 4.71%, 9/25/2043 (f)	631	631
Series 2004-4, Class 3A, 5.23%, 12/25/2044 (f)	408	402
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (b) (e)	5,851	5,784
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	86,284	79,082
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (b)	10,000	8,463
United Mortgage Mezz, 8.00%, 2/18/2026 ‡	36,000	36,000
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	87	87
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	17	17
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	83	84
Series 1998-1, Class 2E, 7.00%, 3/15/2028	108	109
Series 2010-1, Class DZ, 4.25%, 4/15/2040	3,155	3,090
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 6.27%, 6/25/2033 (f)	23	23
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	108	108
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	150	153
Series 2003-AR7, Class A7, 5.65%, 8/25/2033 (f)	160	157
Series 2003-AR9, Class 1A6, 5.67%, 9/25/2033 (f)	1,016	1,008
Series 2003-AR9, Class 2A, 5.70%, 9/25/2033 (f)	84	82

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-S9, Class P, PO, 10/25/2033	9	7
Series 2003-S9, Class A8, 5.25%, 10/25/2033	772	770
Series 2003-AR11, Class A6, 5.83%, 10/25/2033 (f)	550	520
Series 2004-AR3, Class A1, 5.37%, 6/25/2034 (f)	226	217
Series 2004-AR3, Class A2, 5.37%, 6/25/2034 (f)	291	279
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	473	479
Series 2006-AR10, Class 2P, 4.15%, 9/25/2036 (f)	34	31
Series 2006-AR8, Class 1A2, 4.53%, 8/25/2046 (f)	185	174
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035	21	14
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	247	247
Series 2005-2, Class 2A3, IF, IO, 0.93%, 4/25/2035 (f)	532	31
Series 2005-2, Class 1A4, IF, IO, 0.98%, 4/25/2035 (f)	2,341	134
Series 2005-4, Class CB7, 5.50%, 6/25/2035	747	696
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	819	122
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	127	114
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	64	61
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033	8	6
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	79	70
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	36	33
Total Collateralized Mortgage Obligations (Cost $2,425,172)		2,387,830
Commercial Mortgage-Backed Securities — 4.2%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035 (b) (f)	21,000	19,530
Series 2018-20TS, Class E, 3.20%, 5/15/2035 (b) (f)	13,399	12,160
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡ (b)	22,200	21,769
Baml Pimco PIF (United Kingdom) 9.10%, 1/25/2026 ‡	188	188
BAML RCAP Frn
8.00%, 10/25/2027 ‡	31,573	31,574
8.00%, 10/25/2027 ‡	26,078	26,078
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.35%, 8/15/2046 (b) (f)	7,700	5,316
BAMLL Re-REMIC Trust
Series 2024-FRR4, Class B, 1.06%, 11/27/2048 (b) (f)	5,428	5,449
Series 2024-FRR4, Class A, 1.09%, 11/27/2048 (b) (f)	43,443	43,564
Series 2024-FRR2, Class A, 2.45%, 7/27/2050 ‡ (b) (f)	13,078	12,329
Series 2024-FRR2, Class B, 2.48%, 7/27/2050 ‡ (b) (f)	17,745	16,600
Series 2025-FRR5, Class BK73, 2.05%, 2/27/2051 ‡ (b) (f)	20,476	18,994
Series 2025-FRR5, Class B736, 1.95%, 9/27/2052 ‡ (b) (f)	18,347	17,868
Series 2025-FRR5, Class A736, 1.96%, 9/27/2052 ‡ (b) (f)	15,256	14,882
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class X1, IO, 1.17%, 1/12/2045 (b) (f)	199	—
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	5,817	5,701
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class AKW1, 0.79%, 1/29/2026 (b) (f)	16,010	15,842
Series 2021-FRR1, Class BKW1, 0.94%, 1/29/2026 (b) (f)	14,340	14,160
Series 2021-FRR1, Class AK54, 1.86%, 2/28/2026 (b) (f)	14,570	14,416

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-FRR1, Class AK98, 0.00%, 8/29/2029 (b)	22,370	18,548
Series 2021-FRR1, Class AK58, 2.20%, 9/29/2029 (b) (f)	28,730	27,908
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.19%, 10/15/2048 ‡ (b) (f)	587	1
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.94%, 4/10/2033 (b) (f)	53,745	52,829
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.03%, 1/15/2049 (b) (f)	14,860	4
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	14,250	13,179
Series 2014-USA, Class B, 4.18%, 9/15/2037 (b)	25,890	22,334
Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	16,830	13,957
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.54%, 6/10/2034 (b) (f)	4,000	3,889
FHLMC MSCR Trust Series 2023-MN7, Class M1, 7.67%, 9/25/2043 (b) (f)	19,133	19,477
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K070, Class A2, 3.30%, 11/25/2027 (f)	17,323	17,158
Series K072, Class A2, 3.44%, 12/25/2027	14,689	14,582
Series K072, Class AM, 3.50%, 12/25/2027 (f)	19,000	18,857
Series W5FX, Class AFX, 3.21%, 4/25/2028 (f)	21,769	21,494
Series K081, Class A2, 3.90%, 8/25/2028 (f)	1,531	1,534
Series K082, Class AM, 3.92%, 9/25/2028 (f)	12,035	12,054
Series K087, Class A2, 3.77%, 12/25/2028	4,037	4,035
Series K088, Class A2, 3.69%, 1/25/2029	355	354
Series K115, Class XAM, IO, 1.54%, 7/25/2030 (f)	44,581	2,827
Series K118, Class XAM, IO, 1.17%, 9/25/2030 (f)	21,865	1,097
Series K753, Class A2, 4.40%, 10/25/2030	40,970	41,693
Series K754, Class AM, 4.94%, 11/25/2030 (f)	18,128	18,832
Series KJ45, Class A2, 4.66%, 1/25/2031	19,800	20,228
Series K138, Class AM, 1.89%, 1/25/2032	24,220	21,290
Series K142, Class A2, 2.40%, 3/25/2032	58,400	53,016
Series K145, Class A2, 2.58%, 5/25/2032	40,795	37,298
Series K146, Class A2, 2.92%, 6/25/2032	27,100	25,255
Series K146, Class AM, 2.92%, 7/25/2032	27,000	25,050
Series KJ42, Class A2, 4.12%, 11/25/2032	8,460	8,460
Series K-1515, Class A2, 1.94%, 2/25/2035	22,000	18,161
Series Q013, Class APT2, 1.17%, 5/25/2050 (f)	13,763	13,282
FNMA ACES
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (f)	7,950	7,927
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (f)	6,458	6,364
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	25,862	25,614
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	21,412	21,174
Series 2017-M12, Class A2, 3.17%, 6/25/2027 (f)	22,573	22,263
Series 2017-M15, Class A2, 3.06%, 9/25/2027 (f)	7,959	7,851
Series 2018-M2, Class A2, 3.03%, 1/25/2028 (f)	16,903	16,586
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (f)	15,629	15,393
Series 2018-M9, Class APT2, 3.21%, 4/25/2028 (f)	54,201	53,247
Series 2018-M8, Class A2, 3.42%, 6/25/2028 (f)	27,799	27,486
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (f)	43,615	43,262
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	5,796	5,488
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (f)	47,072	1,837
Series 2017-M5, Class A2, 3.12%, 4/25/2029 (f)	3,561	3,474

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-M7, Class A2, 3.14%, 4/25/2029	32,374	31,587
Series 2017-M11, Class A2, 2.98%, 8/25/2029	12,155	11,737
Series 2020-M5, Class A2, 2.21%, 1/25/2030	39,202	36,664
Series 2018-M3, Class A2, 3.18%, 2/25/2030 (f)	10,248	9,923
Series 2020-M50, Class A2, 1.20%, 10/25/2030	9,809	9,423
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (f)	159,249	5,636
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (f)	28,657	25,167
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (f)	45,000	39,215
Series 2022-M10, Class A2, 1.99%, 1/25/2032 (f)	5,800	5,155
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (f)	48,740	43,235
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (f)	60,253	55,127
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (f)	56,250	54,709
Series 2023-M8, Class A1, 4.63%, 11/25/2032 (f)	10,419	10,589
Series 2023-M8, Class A2, 4.63%, 3/25/2033 (f)	71,540	72,681
Series 2024-M2, Class A1, 4.77%, 4/25/2033 (f)	12,455	12,754
Series 2024-M2, Class A2, 3.75%, 8/25/2033	112,205	107,427
Series 2021-M3, Class X1, IO, 2.00%, 11/25/2033 (f)	109,669	6,810
Series 2022-M5, Class A1, 2.41%, 1/1/2034 (f)	13,925	13,185
Series 2019-M10, Class X, IO, 0.57%, 5/25/2049 (f)	65,460	1,757
FREMF Mortgage Trust
Series 2019-KL05, Class BP, 4.09%, 6/25/2029 (b) (f)	5,645	5,341
Series 2020-KHG2, Class B, 3.17%, 2/25/2030 (b) (f)	13,500	12,301
Series 2020-KHG2, Class C, 3.17%, 2/25/2030 (b) (f)	32,666	28,181
Series 2021-KLU3, Class BFX, 4.40%, 1/25/2031 (b) (f)	9,399	8,783
Series 2018-KW07, Class B, 4.25%, 10/25/2031 (b) (f)	5,000	4,562
Series 2016-K56, Class B, 4.09%, 6/25/2049 (b) (f)	8,451	8,396
Series 2017-K67, Class B, 4.08%, 9/25/2049 (b) (f)	10,500	10,391
Series 2017-K63, Class B, 4.01%, 2/25/2050 (b) (f)	20,000	19,812
Series 2019-K102, Class B, 3.65%, 12/25/2051 (b) (f)	6,000	5,798
Series 2019-K90, Class B, 4.47%, 2/25/2052 (b) (f)	8,500	8,489
Series 2019-K93, Class B, 4.26%, 5/25/2052 (b) (f)	8,000	7,923
Series 2020-K737, Class B, 3.44%, 1/25/2053 (b) (f)	10,000	9,876
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (b)	16,520	15,551
GNMA Series 2021-211, Class AC, 1.30%, 1/16/2063	7,389	5,524
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 (f)	837	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	8,519
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 6.17%, 4/15/2038 (b) (f)	12,560	12,560
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	38,560	33,833
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (b)	81,600	55,766
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.07%, 11/25/2053 (b) (f)	41,309	42,950
Series 2024-01, Class M7, 6.82%, 7/25/2054 (b) (f)	7,485	7,578
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	31,509	31,144
PRM7 Trust
Series 2025-PRM7, Class A, 4.51%, 11/10/2042 (b) (f)	26,545	26,273
Series 2025-PRM7, Class B, 4.81%, 11/10/2042 (b) (f)	6,865	6,809

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	33,500	34,551
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (b)	45,950	47,652
RWC Commercial Mortgage Trust Series 2025-1, Class A, 5.01%, 6/25/2040 (b)	11,250	11,282
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (b)	19,749	17,483
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	67,015	60,366
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (b) (f)	91	—
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.20%, 3/15/2045 (b) (f)	2,500	2,193
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (b) (f)	25,880	26,781
Total Commercial Mortgage-Backed Securities (Cost $2,288,612)		2,232,518
Foreign Government Securities — 0.7%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	94,917	96,283
Kingdom of Saudi Arabia 3.45%, 2/2/2061 (b)	4,399	2,911
Republic of Chile 2.55%, 1/27/2032	9,568	8,578
Republic of Peru 5.63%, 11/18/2050	737	730
Republic of Poland 5.50%, 3/18/2054	18,163	17,695
United Mexican States
6.00%, 5/13/2030	19,624	20,620
2.66%, 5/24/2031	20,674	18,441
5.85%, 7/2/2032	33,567	34,641
3.50%, 2/12/2034	6,211	5,388
5.63%, 9/22/2035	56,562	56,053
6.00%, 5/7/2036	8,056	8,235
6.88%, 5/13/2037	29,236	31,502
6.63%, 1/29/2038	22,624	23,868
4.75%, 3/8/2044	3,906	3,250
4.60%, 1/23/2046	15,089	12,071
4.35%, 1/15/2047	4,228	3,239
4.60%, 2/10/2048	1,928	1,517
4.40%, 2/12/2052	14,965	11,052
6.34%, 5/4/2053	4,796	4,649
3.77%, 5/24/2061	11,682	7,307
5.75%, 10/12/2110	5,118	4,391
Total Foreign Government Securities (Cost $386,449)		372,421
U.S. Government Agency Securities — 0.3%
FFCB Funding Corp. 1.84%, 1/25/2036	25,000	19,602
FHLB
1.87%, 2/8/2036	32,500	25,606
1.93%, 2/11/2036	40,000	31,752
Resolution Funding Corp. STRIPS
DN, 3.52%, 1/15/2030 (a)	30,700	26,310
DN, 3.18%, 4/15/2030 (a)	26,456	22,441
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	36,077
5.50%, 6/15/2038	493	551

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
4.63%, 9/15/2060	4,157	3,784
4.25%, 9/15/2065	2,604	2,182
Tennessee Valley Authority STRIPS
DN, 6.81%, 7/15/2028 (a)	3,119	2,833
DN, 4.33%, 12/15/2028 (a)	3,500	3,130
DN, 6.04%, 6/15/2035 (a)	2,242	1,476
Total U.S. Government Agency Securities (Cost $181,593)		175,744
Municipal Bonds — 0.3% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	2,530	2,762
Regents of the University of California, Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	13,713
State of California, Various Purpose, GO, 7.30%, 10/1/2039	2,400	2,834
Total California		19,309
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	2,240	2,322
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	11,774
Series 165, Rev., 5.65%, 11/1/2040	3,780	4,059
Series 174, Rev., 4.46%, 10/1/2062	17,925	15,403
Total New York		33,558
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,370	13,497
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project, Rev., 2.88%, 11/1/2050	4,675	3,097
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	9,576	8,160
Ohio University, General Receipts, Federally Taxable, Rev., 5.59%, 12/1/2114	5,822	5,592
Total Ohio		30,346
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	11,680	10,939
Oklahoma Development Finance Authority, Public Service Co. Series 2022, Rev., 4.62%, 6/1/2044	27,500	27,036
Total Oklahoma		37,975
Pennsylvania — 0.0% ^
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020C, Rev., 3.31%, 6/1/2051	11,130	8,062
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	11,053	11,392
Series 2023A-2, Rev., 5.17%, 4/1/2041	20,730	21,373
Total Texas		32,765
Total Municipal Bonds (Cost $176,774)		162,015
Loan Assignments — 0.1% (c) (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan A (6-MONTH CME TERM SOFR), 3.88%, 1/15/2031 (Cost $47,258)	47,800	46,169

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.96% (k) (l) (Cost $1,391,078)	1,390,740	1,391,296
Total Investments — 100.0% (Cost $54,673,931)		53,259,238
Other Assets in Excess of Liabilities — 0.0% ^		13,693
NET ASSETS — 100.0%		53,272,931

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2025.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of November 30, 2025.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2025 is $9,222 or 0.02% of the Fund’s net
assets as of November 30, 2025.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2025.
Futures contracts outstanding as of November 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,380	03/20/2026	USD	156,414	(2)
U.S. Treasury 10 Year Ultra Note	13,330	03/20/2026	USD	1,548,779	10,080
U.S. Treasury Long Bond	2,460	03/20/2026	USD	288,896	1,764
U.S. Treasury 2 Year Note	11,272	03/31/2026	USD	2,354,263	(193)
U.S. Treasury 5 Year Note	29,414	03/31/2026	USD	3,228,646	3,650
					15,299
Short Contracts
U.S. Treasury Ultra Bond	(3,493)	03/20/2026	USD	(422,435)	(3,147)
					12,152

Abbreviations
USD	United States Dollar

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,886,420	$1,887,181	$5,773,601
Collateralized Mortgage Obligations	—	2,072,231	315,599	2,387,830
Commercial Mortgage-Backed Securities	—	2,025,540	206,978	2,232,518
Corporate Bonds
Aerospace & Defense	—	275,857	—	275,857
Automobiles	—	56,904	—	56,904
Banks	—	3,917,238	—	3,917,238
Beverages	—	72,271	—	72,271
Biotechnology	—	219,929	—	219,929
Broadline Retail	—	26,673	—	26,673
Building Products	—	28,094	—	28,094
Capital Markets	—	930,257	—	930,257
Chemicals	—	65,163	—	65,163
Commercial Services & Supplies	—	85,870	—	85,870
Construction & Engineering	—	44,068	—	44,068
Construction Materials	—	5,779	—	5,779
Consumer Finance	—	572,142	—	572,142
Consumer Staples Distribution & Retail	—	37,547	—	37,547
Containers & Packaging	—	14,965	—	14,965
Diversified	—	—	186,674	186,674
Diversified Consumer Services	—	24,240	—	24,240
Diversified REITs	—	43,662	—	43,662
Diversified Telecommunication Services	—	93,595	—	93,595
Electric Utilities	—	1,466,402	—	1,466,402
Electronic Equipment, Instruments & Components	—	34,168	—	34,168
Energy Equipment & Services	—	8,397	—	8,397
Financial Services	—	291,969	297,652	589,621
Food Products	—	236,132	—	236,132
Gas Utilities	—	48,048	—	48,048
Ground Transportation	—	77,244	—	77,244
Health Care Equipment & Supplies	—	55,605	—	55,605
Health Care Providers & Services	—	581,219	108,745	689,964
Health Care REITs	—	41,425	—	41,425
Hotels, Restaurants & Leisure	—	9,353	—	9,353
Independent Power and Renewable Electricity Producers	—	109,067	—	109,067
Industrial Conglomerates	—	22,663	—	22,663
Industrial REITs	—	25,037	—	25,037
Insurance	—	336,056	—	336,056
Interactive Media & Services	—	142,612	—	142,612
IT Services	—	57,957	—	57,957
Life Sciences Tools & Services	—	5,039	—	5,039
Machinery	—	16,809	—	16,809
Media	—	232,658	—	232,658
Metals & Mining	—	96,467	—	96,467
Mortgage Real Estate Investment Trusts (REITs)	—	—	60,000	60,000

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi-Utilities	$—	$186,726	$—	$186,726
Office REITs	—	9,451	—	9,451
Oil, Gas & Consumable Fuels	—	703,325	—	703,325
Passenger Airlines	—	14,644	—	14,644
Pharmaceuticals	—	182,561	—	182,561
Real Estate Management & Development	—	6,531	—	6,531
Residential REITs	—	39,021	—	39,021
Retail REITs	—	32,815	—	32,815
Semiconductors & Semiconductor Equipment	—	214,678	—	214,678
Software	—	198,345	—	198,345
Specialized REITs	—	85,761	—	85,761
Specialty Retail	—	15,356	—	15,356
Technology Hardware, Storage & Peripherals	—	140,483	—	140,483
Tobacco	—	55,363	—	55,363
Trading Companies & Distributors	—	34,343	—	34,343
Water Utilities	—	5,676	—	5,676
Wireless Telecommunication Services	—	76,674	—	76,674
Total Corporate Bonds	—	12,410,334	653,071	13,063,405
Foreign Government Securities	—	372,421	—	372,421
Loan Assignments	—	46,169	—	46,169
Mortgage-Backed Securities	—	11,345,363	—	11,345,363
Municipal Bonds	—	162,015	—	162,015
U.S. Government Agency Securities	—	175,744	—	175,744
U.S. Treasury Obligations	—	16,308,876	—	16,308,876
Short-Term Investments
Investment Companies	1,391,296	—	—	1,391,296
Total Investments in Securities	$1,391,296	$48,805,113	$3,062,829	$53,259,238
Appreciation in Other Financial Instruments
Futures Contracts	$15,494	$—	$—	$15,494
Depreciation in Other Financial Instruments
Futures Contracts	$(3,342)	$—	$—	$(3,342)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$12,152	$—	$—	$12,152

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2025
Investments in Securities:
Asset-Backed Securities	$1,761,818	$6,476	$8,317	$601	$585,635	$(465,210)	$41,332	$(92,891)	$41,103	$1,887,181
Collateralized Mortgage Obligations	438,311	15	1,545	62	18,690	(148,921)	— (b)	—	5,897	315,599
Commercial Mortgage-Backed Securities	89,436	—	807	168	37,253	(44,931)	78,830	—	45,415	206,978
Corporate Bonds	106,088	—	437	(50)	568,924	(22,328)	—	—	—	653,071
Mortgage-Backed Securities	92,415	—	—	—	—	—	—	—	(92,415)	—
Total	$2,488,068	$6,491	$11,106	$781	$1,210,502	$(681,390)	$120,162	$(92,891)	$—	$3,062,829

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Mortgage-Backed Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $11,106.
There were no significant transfers into or out of level 3 for the period ended November 30, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$237,905	Discounted Cash Flow	Constant Default Rate	0.00% - 49.00% (0.33%)
			Constant Prepayment Rate	0.00% - 8.00% (4.70%)
			Yield (Discount Rate of Cash Flows)	4.85% - 18.52% (5.67%)
Asset-Backed Securities	237,905
	15,084	Discounted Cash Flow	Constant Prepayment Rate	35.00% - 100.00% (81.54%)
			Yield (Discount Rate of Cash Flows)	4.90% - 5.16% (4.97%)
Collateralized Mortgage Obligations	15,084
	51,745	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.35% - 5.60% (5.48%)

Commercial Mortgage-Backed Securities	51,745
Total	$304,734

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2025, the value of these investments was $2,758,095. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.96% (a) (b)	$1,927,258	$10,158,580	$10,694,490	$164	$(216)	$1,391,296	1,390,740	$48,532	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.